UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10255
                                                     ---------------------

                   Nuveen Dividend Advantage Municipal Fund 2
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: October 31, 2003
                                           ------------------

                  Date of reporting period: October 31, 2003
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                  ANNUAL REPORT October 31, 2003

Nuveen
Municipal Closed-End
Exchange-Traded
Funds

                                          NUVEEN PERFORMANCE PLUS MUNICIPAL FUND
                                                                             NPP

                                                 NUVEEN MUNICIPAL ADVANTAGE FUND
                                                                             NMA

                                        NUVEEN MUNICIPAL MARKET OPPORTUNITY FUND
                                                                             NMO

                                        NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND
                                                                             NAD

                                      NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND 2
                                                                             NXZ

                                      NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND 3
                                                                             NZF

Photo of: Man holding up child in his arms.
Photo of: 2 woman and 2 girls looking at seashells.

DEPENDABLE,
TAX-FREE INCOME
BECAUSE
IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP.(R)

Logo: NUVEEN Investments

FASTER INFORMATION
 RECEIVE YOUR
       NUVEEN FUND REPORT
           ELECTRONICALLY


By registering for electronic delivery, you will receive an e-mail as soon as your Nuveen Fund information is available. Click on the link and you will be taken directly to the report. Your Fund report can be viewed and saved on your
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Registering is easy and only takes a few minutes (see instructions at right).


--------------------------------------------------------------------------------
SOME COMMON CONCERNS:


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No, your e-mail address is strictly confidential and will not be used for anything other than notification of shareholder information.

WHAT IF I CHANGE MY MIND AND WANT TO RECEIVE INVESTOR MATERIALS THROUGH REGULAR MAIL DELIVERY AGAIN?

If you decide you do not like receiving your reports electronically, it's a simple process to go back to regular mail delivery.
--------------------------------------------------------------------------------

IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME FROM YOUR FINANCIAL ADVISOR OR BROKERAGE ACCOUNT,

FOLLOW THE STEPS OUTLINED BELOW:

1 Go to WWW.INVESTORDELIVERY.COM and follow the simple instructions, using the address sheet that accompanied this report as a guide.

2 You'll be taken to a page with several options. Select the NEW ENROLLMENT-CREATE screen and follow the simple instructions.

3 Click Submit. Confirm the information you just entered is correct, then click Submit again.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.


IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME DIRECTLY TO YOU FROM NUVEEN,

FOLLOW THE STEPS OUTLINED BELOW:

1    Go to WWW.NUVEEN.COM

2 Select ACCESS YOUR ACCOUNT. Select the E-REPORT ENROLLMENT section. Click on Enrollment Today.

3 You'll be taken to a screen that asks for your Social Security number and e-mail address. Fill in this information, then click Enroll.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

Logo: NUVEEN Investments

Photo of: Timothy R. Schwertfeger
Chairman of the Board

Sidebar text: WE THINK YOUR NUVEEN FUND CAN BE AN IMPORTANT BUILDING BLOCK IN A PORTFOLIO DESIGNED TO PERFORM WELL THROUGH A VARIETY OF MARKET CONDITIONS.


Dear
  SHAREHOLDER

I am very pleased to report that for the year ended October 31, 2003, your Nuveen Fund continued to provide you with attractive monthly tax-free income.

Your Nuveen Fund is managed with a value investing strategy that puts an emphasis on finding securities that we think are undervalued or underrated. We believe that there are always some municipal bonds that the market is not properly valuing, and that by using a consistent, research-oriented management approach we have the opportunity to find them for your Fund.

In this low-rate environment, many have begun to wonder whether interest rates will soon start to rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. We believe that by constructing a carefully balanced portfolio with the help of a trusted investment professional you may be able to reduce your overall investment risk and give yourself a better chance to meet your financial goals. We think that municipal bond investments like your Nuveen Fund can be important building blocks in a portfolio designed to perform well through a variety of market conditions.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

December 15, 2003

Nuveen National Municipal Closed-End Exchange-Traded Funds
(NPP, NMA, NMO, NAD, NXZ, NZF)

Portfolio Manager's
                COMMENTS

Portfolio manager Tom Spalding discusses U.S. economic and market conditions, key investment strategies, and the annual performance of these national Funds. With 27 years of investment experience at Nuveen, Tom has managed NXZ since its inception in 2001, adding NPP, NMA, NMO, NAD, and NZF in January 2003.



WHAT FACTORS AFFECTED THE U.S. ECONOMY AND MUNICIPAL MARKET DURING THE 12-MONTH PERIOD ENDED OCTOBER 31, 2003?

Over the 12-month reporting period the two greatest influences on the general economy continued to be historically low interest rates and the overall pace of economic improvement. In June 2003, the Federal Reserve reduced the fed funds rate to 1.0%, the lowest level since 1958. The Fed's accommodative monetary policy coupled with Washington's tax relief measures and increased spending for defense helped to fuel an 8.2% year-over-year jump in the third-quarter Gross Domestic Product (GDP), up from 3.3% in the second quarter. At the same time, inflation remained under control throughout the period.

In the municipal market, the slower rate of economic recovery over the majority of this reporting period, low interest rates, and lack of inflationary pressures helped many municipal bonds perform well. During the summer of 2003, however, stronger-than-expected economic data precipitated a spike in bond yields and a corresponding drop in bond prices that impacted results across all fixed-income markets, including the municipal market, for the 12-month period ended October 31, 2003.

During the first 10 months of 2003, municipal supply nationally remained robust, with $319.9 billion in new bonds, up 8% over the same period in 2002.

HOW DID THESE NUVEEN FUNDS PERFORM OVER THIS REPORTING PERIOD?

Individual results for these Funds, as well as for relevant benchmarks, are presented in the accompanying table.

                                    TOTAL RETURN            LEHMAN        LIPPER
           MARKET YIELD                   ON NAV     TOTAL RETURN1      AVERAGE2
--------------------------------------------------------------------------------
                                          1 YEAR            1 YEAR        1 YEAR
                      TAXABLE-             ENDED             ENDED         ENDED
      10/31/03     EQUIVALENT3          10/31/03          10/31/03      10/31/03
--------------------------------------------------------------------------------
NPP      6.64%           9.22%             6.97%             5.11%         8.08%
--------------------------------------------------------------------------------
NMA      6.68%           9.28%             8.71%             5.11%         8.08%
--------------------------------------------------------------------------------
NMO      6.63%           9.21%            10.24%             5.11%         8.08%
--------------------------------------------------------------------------------
NAD      6.79%           9.43%             8.41%             5.11%         8.08%
--------------------------------------------------------------------------------
NXZ      6.95%           9.65%             8.67%             5.11%         8.08%
--------------------------------------------------------------------------------
NZF      6.87%           9.54%             7.82%             5.11%         8.08%
--------------------------------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.


For the 12 months ended October 31, 2003, all six of the Funds in this report outperformed the unleveraged Lehman Brothers Municipal Bond Index. NMA, NMO, NAD and NXZ also outperformed their Lipper peer group average, while NPP and NZF trailed this measure. The use of leverage was one of the factors that influenced the performances of these Funds relative to the Lehman index over the past 12 months. While this

1 The total annual returns on common share net asset value (NAV) for these Nuveen Funds are compared with the total annual return of the Lehman Brothers Municipal Bond Index, an unleveraged, unmanaged index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses.

2 The total returns of these Funds are compared with the average annualized return of the 62 funds in the Lipper General Leveraged Municipal Debt Funds category. Fund and Lipper returns assume reinvestment of dividends.

3 The taxable-equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income taxable at a maximum rate of 15%, in order to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%.

is a strategy that carries price risk and additional volatility, leveraging can provide opportunities for additional income for common shareholders, especially during periods of low short-term interest rates.

In general, the Funds also benefited from their duration4 positioning during this period. As of October 31, 2003, the durations of these Funds ranged from
8.94 to 10.22, compared with 8.22 for the Lehman index. These durations were long enough to enable these Funds to benefit as interest rates declined during most of the 12-month reporting period and short enough to offer some protection as interest rates rose in recent months. In general, investments with longer durations would be expected to outperform those with shorter durations during periods of declining interest rates, all other factors being equal.

In addition to leverage and duration, factors such as call exposure, portfolio trading activity, and the price movement of specific sectors and holdings also had an impact on the Funds' relative performances during this period. For example, at the beginning of this reporting period, NPP held a higher concentration of airline-backed bonds than the other five Funds. In recent months, airline bonds started to rebound, recovering much of their value. Because we had already begun to trim NPP's airline allocation to bring it more in line with the other Funds, the Fund did not benefit from the recovery of these bonds to the extent that the others did.

HOW DID THE MARKET ENVIRONMENT AFFECT THE FUNDS' DIVIDENDS AND SHARE PRICES?

With short-term interest rates remaining at historically low levels, the dividend-paying capabilities of all of these Funds benefited from their use of leverage. During the 12 months ended October 31, 2003, continued low short-term rates enabled us to implement three dividend increases in NPP, NAD, and NXZ, two in NMA and NZF, and one in NMO.

Even at these dividend levels, each Fund's common share net investment income during the period exceeded the amount of dividends paid to common shareholders. This excess net investment income, along with any excess net investment income from prior fiscal periods, was held in reserve by the Funds as undistributed net investment income (UNII) and is part of the Funds' net asset value. The Funds, over time, will pay all their net investment income out to common shareholders. However, UNII reserves may help the Funds maintain more stable common share dividend levels over time should the short-term rates the Funds pay on their MuniPreferred shares rise or net common share earnings otherwise decline.

4 Duration is a measure of a fund's NAV volatility in reaction to interest rate movements. Fund duration, also known as leverage-adjusted duration, takes into account the leveraging process for a fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the fund. References to duration in this commentary are intended to indicate fund duration unless otherwise noted.

Despite the increased volatility in the fixed-income markets during the summer of 2003, the Funds' share prices and NAVs finished the period higher than they had been at the beginning. As of October 31, 2003, the discounts to common share NAV for all six Funds were narrower than they had been 12 months earlier.

WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE FISCAL YEAR ENDED OCTOBER 31, 2003?

Over this 12-month reporting period, we continued to place strong emphasis on keeping the Funds fully invested and well diversified, improving call protection, and enhancing dividend-paying capabilities. We also continued to focus on managing the Funds'durations as a way of enhancing our ability to mitigate interest rate risk and produce potentially more consistent returns over time. Interest rate risk is the risk that the value of a Fund's portfolio will decline when market interest rates rise (since bond prices move in the opposite direction of interest rates). The longer the duration of a Fund's portfolio, the greater its interest rate risk. As a result of our efforts, the durations of all six Funds shortened over the 12 month reporting period.

In line with the steepness of the municipal yield curve, the majority of our purchase activity over the past year focused on value opportunities in the intermediate part of the yield curve (i.e., bonds that mature in 15 to 20 years). In many cases, bonds in this part of the curve offered yields similar to those of longer-term bonds but, in our opinion, had less inherent interest rate risk. In the recent market environment, we have also focused on bonds offering above-market coupons that can help support the Funds' dividends and on issues in the low AA/high A credit quality sectors that can add diversification.

HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF OCTOBER 31, 2003?

We believe that, given the current geopolitical and economic climate, maintaining strong credit quality remains a vital requirement. As of October 31, 2003, these Nuveen Funds offered excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 65% to 83%.

Looking at bond calls, these Funds offer good levels of call protection over the next two years, with potential call exposure ranging from 2% in NXZ and NZF to 11% in NPP during 2004 and 2005. The number of bond calls will depend largely on market interest rates in coming months.

In general, we believe that these Nuveen Funds can continue to serve as attractive sources of tax-free income, while simultaneously offering the potential for portfolio diversification. In our opinion, the Funds represent a quality component of a well- balanced core investment portfolio that can continue to benefit shareholders over time.

Nuveen Performance Plus Municipal Fund, Inc.

Performance
   OVERVIEW As of October 31, 2003


NPP



Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                      69%
AA                                       14%
A                                         5%
BBB                                       8%
NR                                        3%
BB or Lower                               1%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.64
--------------------------------------------------
Common Share Net Asset Value                $15.45
--------------------------------------------------
Market Yield                                 6.64%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.22%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $925,525
--------------------------------------------------
Average Effective Maturity (Years)           17.33
--------------------------------------------------
Leverage-Adjusted Duration                    9.99
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 6/22/89)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         9.58%         6.97%
--------------------------------------------------
5-Year                         5.54%         6.24%
--------------------------------------------------
10-Year                        5.50%         6.30%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
U.S. Guaranteed                                16%
--------------------------------------------------
Tax Obligation/General                         15%
--------------------------------------------------
Tax Obligation/Limited                         14%
--------------------------------------------------
Utilities                                      10%
--------------------------------------------------
Healthcare                                      9%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Nov                                      0.077
Dec                                      0.078
Jan                                      0.078
Feb                                      0.078
Mar                                      0.0795
Apr                                      0.0795
May                                      0.0795
Jun                                      0.0795
Jul                                      0.0795
Aug                                      0.0795
Sep                                      0.081
Oct                                      0.081


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
11/1/02                                  14.4
                                         14.29
                                         14.12
                                         13.77
                                         13.95
                                         14.01
                                         13.86
                                         13.86
                                         14.15
                                         14.3
                                         13.98
                                         14.02
                                         14.16
                                         14.34
                                         14.27
                                         14.16
                                         14.15
                                         14.43
                                         14.48
                                         14.45
                                         14.28
                                         14.46
                                         14.42
                                         14.5
                                         14.59
                                         14.68
                                         14.89
                                         15.05
                                         15.48
                                         15.63
                                         15.78
                                         15.12
                                         15.32
                                         15.25
                                         15.36
                                         14.55
                                         14.16
                                         14.37
                                         14.02
                                         14.11
                                         14.16
                                         14.34
                                         14.47
                                         14.44
                                         14.55
                                         14.54
                                         14.45
                                         14.65
10/31/03                                 14.64

1 Taxable-equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at a maximum rate of 15%, in order to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2002 of $0.0254 per share.

Nuveen Municipal Advantage Fund, Inc.

Performance
   OVERVIEW As of October 31, 2003


NMA



Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                      60%
AA                                       15%
A                                         6%
BBB                                      17%
BB or Lower                               2%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.44
--------------------------------------------------
Common Share Net Asset Value                $15.62
--------------------------------------------------
Market Yield                                 6.68%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.28%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $671,147
--------------------------------------------------
Average Effective Maturity (Years)           18.75
--------------------------------------------------
Leverage-Adjusted Duration                    8.99
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 12/19/89)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        13.17%         8.71%
--------------------------------------------------
5-Year                         6.61%         6.51%
--------------------------------------------------
10-Year                        6.07%         6.43%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Healthcare                                     17%
--------------------------------------------------
Utilities                                      17%
--------------------------------------------------
U.S. Guaranteed                                14%
--------------------------------------------------
Housing/Single Family                          11%
--------------------------------------------------
Transportation                                 10%
--------------------------------------------------



Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Nov                                      0.082
Dec                                      0.0835
Jan                                      0.0835
Feb                                      0.0835
Mar                                      0.086
Apr                                      0.086
May                                      0.086
Jun                                      0.086
Jul                                      0.086
Aug                                      0.086
Sep                                      0.086
Oct                                      0.086



Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
11/1/02                                  14.65
                                         14.78
                                         14.44
                                         14.32
                                         14.35
                                         14.58
                                         14.39
                                         14.33
                                         14.7
                                         14.75
                                         14.48
                                         14.56
                                         14.75
                                         14.75
                                         14.8
                                         14.79
                                         14.83
                                         14.91
                                         15.02
                                         15
                                         14.72
                                         15
                                         15.04
                                         14.97
                                         15
                                         15.18
                                         15.39
                                         15.53
                                         15.98
                                         16.31
                                         16.39
                                         15.69
                                         15.9
                                         15.92
                                         16.01
                                         15.44
                                         14.94
                                         15.22
                                         14.82
                                         14.94
                                         15.09
                                         15.12
                                         15.14
                                         15.27
                                         15.37
                                         15.31
                                         15.19
                                         15.3
10/31/03                                 15.44



1 Taxable-equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at a maximum rate of 15%, in order to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2002 of $0.0733 per share.

Nuveen Municipal Market Opportunity Fund, Inc.

Performance
   OVERVIEW As of October 31, 2003


NMO



Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                      67%
AA                                       10%
A                                        12%
BBB                                       8%
NR                                        1%
BB or Lower                               2%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.29
--------------------------------------------------
Common Share Net Asset Value                $15.11
--------------------------------------------------
Market Yield                                 6.63%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.21%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $687,955
--------------------------------------------------
Average Effective Maturity (Years)           17.92
--------------------------------------------------
Leverage-Adjusted Duration                    8.94
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 3/21/90)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        10.62%        10.24%
--------------------------------------------------
5-Year                         4.53%         5.42%
--------------------------------------------------
10-Year                        5.01%         5.85%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         23%
--------------------------------------------------
Transportation                                 16%
--------------------------------------------------
Tax Obligation/Limited                         13%
--------------------------------------------------
U.S. Guaranteed                                13%
--------------------------------------------------
Healthcare                                     10%
--------------------------------------------------


Bar Chart:
2002-2003 Monthly Tax-Free Dividends Per Share
Nov                                      0.078
Dec                                      0.078
Jan                                      0.078
Feb                                      0.078
Mar                                      0.079
Apr                                      0.079
May                                      0.079
Jun                                      0.079
Jul                                      0.079
Aug                                      0.079
Sep                                      0.079
Oct                                      0.079


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
11/1/02                                  13.83
                                         14.07
                                         13.8
                                         13.57
                                         13.68
                                         13.8
                                         13.6
                                         13.63
                                         13.87
                                         13.99
                                         13.54
                                         13.72
                                         13.75
                                         13.92
                                         13.89
                                         13.89
                                         13.82
                                         14.05
                                         14.08
                                         14.05
                                         13.94
                                         14.1
                                         14.15
                                         14.1
                                         14.19
                                         14.19
                                         14.61
                                         14.62
                                         14.94
                                         15.16
                                         15.33
                                         14.76
                                         14.98
                                         15.09
                                         15.12
                                         14.47
                                         13.88
                                         14.24
                                         13.88
                                         13.98
                                         14.11
                                         14.1
                                         14.09
                                         14.2
                                         14.21
                                         14.17
                                         14.05
                                         14.12
10/31/03                                 14.29



1 Taxable-equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at a maximum rate of 15%, in order to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%.

Nuveen Dividend Advantage Municipal Fund

Performance
   OVERVIEW As of October 31, 2003


NAD



Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                      65%
AA                                       10%
A                                         2%
BBB                                       7%
NR                                       11%
BB or Lower                               5%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.12
--------------------------------------------------
Common Share Net Asset Value                $15.17
--------------------------------------------------
Market Yield                                 6.79%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.43%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $595,266
--------------------------------------------------
Average Effective Maturity (Years)           16.72
--------------------------------------------------
Leverage-Adjusted Duration                    9.18
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 5/26/99)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        11.41%         8.41%
--------------------------------------------------
Since Inception                6.67%         7.84%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Healthcare                                     16%
--------------------------------------------------
Transportation                                 14%
--------------------------------------------------
Tax Obligation/General                         14%
--------------------------------------------------
U.S. Guaranteed                                12%
--------------------------------------------------
Tax Obligation/Limited                         12%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Nov                                      0.081
Dec                                      0.082
Jan                                      0.082
Feb                                      0.082
Mar                                      0.082
Apr                                      0.082
May                                      0.082
Jun                                      0.083
Jul                                      0.083
Aug                                      0.083
Sep                                      0.0855
Oct                                      0.0855


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
11/1/02                                  14.51
                                         14.5
                                         14.46
                                         14.34
                                         14.29
                                         14.4
                                         14.38
                                         14.4
                                         14.61
                                         14.95
                                         14.29
                                         14.5
                                         14.57
                                         14.79
                                         14.92
                                         14.87
                                         14.98
                                         15
                                         15.04
                                         14.93
                                         14.48
                                         14.74
                                         14.75
                                         14.84
                                         14.87
                                         14.95
                                         15.11
                                         15.29
                                         15.7
                                         15.74
                                         16.02
                                         15.75
                                         15.78
                                         15.72
                                         15.67
                                         14.81
                                         14.5
                                         14.73
                                         14.48
                                         14.58
                                         14.44
                                         14.67
                                         14.75
                                         14.94
                                         14.9
                                         14.82
                                         14.82
                                         14.95
10/31/03                                 15.12



1 Taxable-equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at a maximum rate of 15%, in order to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%.

Nuveen Dividend Advantage Municipal Fund 2

Performance
   OVERVIEW As of October 31, 2003


NXZ



Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                      58%
AA                                        7%
A                                        16%
BBB                                       8%
NR                                        2%
BB or Lower                               9%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.85
--------------------------------------------------
Common Share Net Asset Value                $15.13
--------------------------------------------------
Market Yield                                 6.95%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.65%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $443,101
--------------------------------------------------
Average Effective Maturity (Years)           25.19
--------------------------------------------------
Leverage-Adjusted Duration                   10.22
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 3/27/01)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        14.39%         8.67%
--------------------------------------------------
Since Inception                6.09%         8.59%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Healthcare                                     24%
--------------------------------------------------
Tax Obligation/Limited                         19%
--------------------------------------------------
Transportation                                 14%
--------------------------------------------------
Water and Sewer                                 9%
--------------------------------------------------
Tax Obligation/General                          9%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Nov                                      0.079
Dec                                      0.0815
Jan                                      0.0815
Feb                                      0.0815
Mar                                      0.0845
Apr                                      0.0845
May                                      0.0845
Jun                                      0.086
Jul                                      0.086
Aug                                      0.086
Sep                                      0.086
Oct                                      0.086


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
11/1/02                                  14
                                         14.15
                                         13.83
                                         13.54
                                         13.72
                                         14.08
                                         13.89
                                         13.77
                                         14.25
                                         14.21
                                         14.21
                                         13.98
                                         14.15
                                         14.23
                                         14.41
                                         14.21
                                         14.2
                                         14.44
                                         14.55
                                         14.38
                                         14.31
                                         14.56
                                         14.65
                                         14.55
                                         14.58
                                         14.65
                                         14.79
                                         14.89
                                         15.28
                                         15.57
                                         15.67
                                         15.29
                                         15.4
                                         15.55
                                         15.3
                                         14.8
                                         14.6
                                         14.63
                                         14.48
                                         14.47
                                         14.5
                                         14.62
                                         14.7
                                         14.84
                                         14.84
                                         14.84
                                         14.66
                                         14.8
10/31/03                                 14.85



1 Taxable-equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at a maximum rate of 15%, in order to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%.

2 The Fund also paid shareholders a capital gains distribution in December 2002 of $0.0093 per share.

Nuveen Dividend Advantage Municipal Fund 3

Performance
   OVERVIEW As of October 31, 2003


NZF



Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                      72%
AA                                       11%
A                                         2%
BBB                                       9%
NR                                        4%
BB or Lower                               2%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $13.80
--------------------------------------------------
Common Share Net Asset Value                $14.74
--------------------------------------------------
Market Yield                                 6.87%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.54%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $594,154
--------------------------------------------------
Average Effective Maturity (Years)           21.56
--------------------------------------------------
Leverage-Adjusted Duration                   10.00
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 9/25/01)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         9.04%         7.82%
--------------------------------------------------
Since Inception                2.30%         7.65%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Transportation                                 17%
--------------------------------------------------
Healthcare                                     16%
--------------------------------------------------
Water and Sewer                                12%
--------------------------------------------------
Tax Obligation/Limited                         12%
--------------------------------------------------
Tax Obligation/General                          9%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Nov                                      0.0755
Dec                                      0.0755
Jan                                      0.0755
Feb                                      0.0755
Mar                                      0.078
Apr                                      0.078
May                                      0.078
Jun                                      0.079
Jul                                      0.079
Aug                                      0.079
Sep                                      0.079
Oct                                      0.079


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
11/1/02                                  13.62
                                         13.63
                                         13.37
                                         13.23
                                         13.26
                                         13.55
                                         13.19
                                         13.05
                                         13.49
                                         13.62
                                         13.35
                                         13.44
                                         13.62
                                         13.74
                                         13.85
                                         13.73
                                         13.55
                                         13.73
                                         13.92
                                         13.73
                                         13.57
                                         13.82
                                         13.97
                                         13.85
                                         13.93
                                         14.07
                                         14.2
                                         14.28
                                         14.5
                                         14.73
                                         14.86
                                         14.55
                                         14.49
                                         14.75
                                         14.63
                                         14.15
                                         13.69
                                         13.91
                                         13.7
                                         13.84
                                         13.78
                                         13.81
                                         13.8
                                         13.72
                                         13.72
                                         13.8
                                         13.71
                                         13.82
10/31/03                                 13.8



1 Taxable-equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at a maximum rate of 15%, in order to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%.

Report of
      INDEPENDENT AUDITORS



THE BOARD OF DIRECTORS/TRUSTEES AND SHAREHOLDERS
NUVEEN PERFORMANCE PLUS MUNICIPAL FUND, INC.
NUVEEN MUNICIPAL ADVANTAGE FUND, INC.
NUVEEN MUNICIPAL MARKET OPPORTUNITY FUND, INC.
NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND
NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND 2
NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND 3


We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 2 and Nuveen Dividend Advantage Municipal Fund 3 as of October 31, 2003, and the related statements of operations and changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 2 and Nuveen Dividend Advantage Municipal Fund 3 at October 31, 2003, and the results of their operations, changes in their net assets and financial highlights for the periods indicated therein in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP

Chicago, Illinois
December 12, 2003

                            Nuveen Performance Plus Municipal Fund, Inc. (NPP)
                            Portfolio of
                                   INVESTMENTS October 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 1.7%

$       3,615   Alabama Water Pollution Control Authority, Revolving Fund Loan        8/05 at 100.00         AAA        $ 3,943,929
                 Bonds, Series 1994A, 6.750%, 8/15/17 - AMBAC Insured

                Jefferson County, Alabama, Sewer Revenue Warrants,
                Series 1997A Refunding:
        3,640    5.625%, 2/01/22 (Pre-refunded to 2/01/07) - FGIC Insured             2/07 at 101.00         AAA          4,093,107
        1,435    5.625%, 2/01/22 - FGIC Insured                                       2/07 at 101.00         AAA          1,551,321
        3,820    5.375%, 2/01/27 (Pre-refunded to 2/01/07) - FGIC Insured             2/07 at 100.00         AAA          4,229,695
        1,505    5.375%, 2/01/27 - FGIC Insured                                       2/07 at 100.00         AAA          1,572,289


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 1.3%

        1,000   Arizona State Transportation Board, Highway Revenue Bonds,            7/12 at 100.00         AAA          1,055,110
                 Series 2002B, 5.250%, 7/01/22

                Phoenix, Arizona, Civic Improvement Corporation, Senior Lien
                Airport Revenue Bonds, Series 2002B:
        5,365    5.750%, 7/01/15 (Alternative Minimum Tax) - FGIC Insured             7/12 at 100.00         AAA          5,867,701
        5,055    5.750%, 7/01/16 (Alternative Minimum Tax) - FGIC Insured             7/12 at 100.00         AAA          5,494,532


------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 0.6%

        5,080   Independence County, Arkansas, Hydroelectric Power Revenue            5/13 at 100.00           A          5,093,106
                 Bonds, Series 2003, 5.350%, 5/01/28 - ACA Insured


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 12.7%

       11,000   Anaheim Public Financing Authority, California, Subordinate             No Opt. Call         AAA          4,685,230
                 Lease Revenue Bonds, Anaheim Public Improvements
                 Project, Series 1997C, 0.000%, 9/01/20 - FSA Insured

        2,000   California Health Facilities Financing Authority, Revenue Bonds,      3/13 at 100.00           A          1,834,680
                 Adventist Health System/West, Series 2003A,
                 5.000%, 3/01/33

        6,435   State of California, General Obligation Refunding Bonds,                No Opt. Call         AAA          7,611,768
                 Series 2002, 6.000%, 4/01/16 - AMBAC Insured

                California Department of Water Resources, Power Supply
                Revenue Bonds, Series 2002A:
        4,000    6.000%, 5/01/15                                                      5/12 at 101.00          A3          4,544,160
        2,500    5.375%, 5/01/22                                                      5/12 at 101.00          A3          2,560,725

        6,925   East Bay Municipal Utility District, Alameda and Contra Costa         6/06 at 100.00         AAA          6,938,919
                 Counties, California, Water System Subordinated Revenue
                 Refunding Bonds, Series 1996, 4.750%, 6/01/21 -
                 FGIC Insured

       10,000   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB          9,123,400
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.750%, 6/01/39

        1,000   Mt. Diablo Hospital District, California Insured Hospital            12/03 at 102.00         AAA          1,023,520
                 Revenue Bonds, Series 1993A, 5.125%, 12/01/23 -
                 AMBAC Insured

       13,450   Ontario Redevelopment Financing Authority, San Bernardino               No Opt. Call         AAA         17,597,846
                 County, California, Revenue Refunding Bonds, Redevelopment
                 Project 1, Series 1995, 7.200%, 8/01/17 - MBIA Insured

       20,420   Palmdale Community Redevelopment Agency, California,                    No Opt. Call         AAA         23,815,438
                 Residential Mortgage Revenue Refunding Bonds,
                 Series 1991A, 7.150%, 2/01/10

        2,325   Palmdale Community Redevelopment Agency, California,                    No Opt. Call         AAA          3,182,483
                 Restructured Single Family Mortgage Revenue Bonds,
                 Series 1986D, 8.000%, 4/01/16 (Alternative Minimum Tax)

       10,000   San Bernardino County, California, Certificates of Participation,     8/05 at 102.00         AAA         10,940,900
                 Medical Center Financing Project, Series 1995,
                 5.500%, 8/01/15 (Pre-refunded to 8/01/05) - MBIA Insured

        2,000   Airports Commission of the City and County of                         5/09 at 101.00         AAA          2,023,580
                 San Francisco, California, San Francisco International
                 Airport, Second Series Revenue Bonds, Issue 23B,
                 5.125%, 5/01/30 - FGIC Insured

        2,000   San Francisco City and County Airports Commission,                    5/11 at 100.00         AAA          2,037,380
                 California, Revenue Refunding Bonds, San Francisco
                 International Airport, Series 2, Issue 27B, 5.125%, 5/01/26 -
                 FGIC Insured

       15,745   Walnut Valley Unified School District, Los Angeles County,            8/11 at 103.00         AAA         19,510,259
                 California, General Obligation Refunding Bonds,
                 Series 1997A, 7.200%, 2/01/16 - MBIA Insured


                                       13


                            Nuveen Performance Plus Municipal Fund, Inc. (NPP) (continued)
                                   Portfolio of INVESTMENTS October 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 0.6%

$       5,425   City and County of Denver, Colorado, Airport System Revenue          11/07 at 101.00         AAA        $ 5,641,403
                 Bonds, Series 1997E, 5.250%, 11/15/23 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 0.7%

        6,985   District of Columbia Tobacco Settlement Financing Corporation,        5/11 at 101.00         BBB          6,393,720
                 Tobacco Settlement Asset-Backed Bonds, Series 2001,
                 6.250%, 5/15/24


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 4.5%

        1,700   Miami-Dade County, Florida, Beacon Tradeport Community                5/12 at 102.00          AA          1,797,648
                 Development District, Special Assessment Bonds, Commercial
                 Project, Series 2002A, 5.625%, 5/01/32 - RAAI Insured

                Housing Finance Authority of Broward County, Florida,
                Multifamily Housing Revenue Bonds, Venice Homes Apartments
                Project, Series 2001A:
        1,545    5.700%, 1/01/32 (Alternative Minimum Tax) - FSA Insured              7/11 at 100.00         AAA          1,563,401
        1,805    5.800%, 1/01/36 (Alternative Minimum Tax) - FSA Insured              7/11 at 100.00         AAA          1,834,512

        4,200   Florida Housing Finance Corporation, Homeowner Mortgage               1/10 at 100.00         AAA          4,373,124
                 Revenue Bonds, 2000 Series 11, 5.850%, 1/01/22
                 (Alternative Minimum Tax) - FSA Insured

       10,050   State of Florida, Full Faith and Credit, State Board of               6/10 at 101.00         AA+         11,069,975
                 Education, Public Education Capital Outlay Refunding
                 Bonds, 1999 Series D, 5.750%, 6/01/22

        7,000   Hillsborough County Aviation Authority, Florida, Tampa               10/13 at 100.00         AAA          7,333,200
                 International Airport Revenue Bonds, Series 2003A,
                 5.250%, 10/01/17 (Alternative Minimum Tax) -
                 MBIA Insured

       10,750   Martin County, Florida, Industrial Development Authority,            12/04 at 102.00        BBB-         11,230,203
                 Industrial Development Revenue Bonds, Indiantown
                 Cogeneration, L.P. Project, Series 1994A,
                 7.875%, 12/15/25 (Alternative Minimum Tax)

        2,570   Miami-Dade County Housing Finance Authority, Florida,                 6/11 at 100.00         AAA          2,672,157
                 Multifamily Mortgage Revenue Bonds, Country Club
                 Villas II Project, Series 2001-1A, 5.850%, 1/01/37
                 (Alternative Minimum Tax) - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 3.2%

        4,920   City of Atlanta, Georgia, Airport General Revenue and                 1/10 at 101.00         AAA          5,689,537
                 Refunding Bonds, Series 2000A, 5.600%, 1/01/30
                 (Pre-refunded to 1/01/10) - FGIC Insured

        5,000   City of Atlanta, Georgia, Water and Wastewater Revenue                  No Opt. Call         AAA          5,562,600
                 Bonds, Series 1999A, 5.500%, 11/01/22 - FGIC Insured

        2,000   George L. Smith II World Congress Center Authority,                   7/10 at 101.00         AAA          2,101,200
                 Revenue Refunding Bonds, Domed Stadium Project,
                 Series 2000, 5.500%, 7/01/20 (Alternative Minimum Tax) -
                 MBIA Insured

       15,000   Private Colleges and Universities Authority, Georgia, Revenue        11/09 at 101.00          AA         15,867,300
                 Bonds, Emory University Project, Series 1999A,
                 5.500%, 11/01/25


------------------------------------------------------------------------------------------------------------------------------------
                IDAHO - 0.3%

        1,350   Idaho Housing and Finance Association, Single Family                  7/10 at 100.00         Aa2          1,412,816
                 Mortgage Bonds, Series 2000-G2, 5.950%, 7/01/25
                 (Alternative Minimum Tax)

        1,170   Idaho Housing and Finance Association, Single Family                  1/10 at 100.00          A1          1,236,257
                 Mortgage Bonds, Series 2000D, 6.200%, 7/01/14
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 20.2%

        3,000   City of Chicago, Illinois, General Obligation Bonds, Library,         1/08 at 102.00         AAA          3,368,700
                 Series 1997, 5.750%, 1/01/17 - FGIC Insured

                City of Chicago, Illinois, General Obligation Bonds, City
                Colleges of Chicago Capital Improvement Project, Series 1999:
       32,170    0.000%, 1/01/21 - FGIC Insured                                         No Opt. Call         AAA         13,328,996
       32,670    0.000%, 1/01/22 - FGIC Insured                                         No Opt. Call         AAA         12,660,278

       10,000   Chicago School Reform Board of Trustees of the Board of                 No Opt. Call         AAA          4,476,700
                 Education of the City of Chicago, Illinois, Unlimited Tax
                 General Obligation Bonds, Dedicated Tax Revenue,
                 Series 1998-B1, 0.000%, 12/01/19 - FGIC Insured

       10,000   Chicago School Reform Board of Trustees of the Board                    No Opt. Call         AAA          4,195,200
                 of Education of the City of Chicago, Illinois, Unlimited Tax
                 General Obligation Bonds, Dedicated Tax Revenues,
                 Series 1999A, 0.000%, 12/01/20 - FGIC Insured


                                       14

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

$       9,145   City of Chicago, Illinois, Chicago Midway Airport Revenue             1/07 at 101.00         AAA        $ 9,479,981
                 Bonds, Series 1996A, 5.500%, 1/01/29 - MBIA Insured

                DuPage County Forest Preserve District, Illinois, General
                Obligation Bonds, Series 2000:
        8,000    0.000%, 11/01/18                                                       No Opt. Call         AAA          3,870,160
       15,285    0.000%, 11/01/19                                                       No Opt. Call         AAA          6,925,022

        3,500   Illinois Development Finance Authority, Pollution Control             3/05 at 102.00         AAA          3,804,780
                 Revenue Refunding Bonds, Commonwealth Edison Company
                 Project, Series 1994D, 6.750%, 3/01/15 - AMBAC Insured

       10,000   Illinois Educational Facilities Authority, Adjustable Demand         12/03 at 102.00         AAA         10,239,300
                 Revenue Bonds, University of Chicago, Series 1985
                 Remarketed, 5.700%, 12/01/25 (Pre-refunded to 12/01/03)

       12,910   Illinois Health Facilities Authority, Revenue Bonds,                  8/04 at 102.00         AA+         13,297,042
                 Northwestern Memorial Hospital, Series 1994A,
                 6.000%, 8/15/24

        3,285   Illinois Health Facilities Authority, Revenue Bonds,                  8/09 at 101.00          A-          3,422,050
                 Silver Cross Hospital and Medical Centers, Series 1999,
                 5.250%, 8/15/15

        4,580   Illinois Health Facilities Authority, Revenue Bonds,                  8/10 at 102.00         Aaa          4,892,127
                 Midwest Care Center IX, Series 2000, 6.250%, 8/20/35

        3,000   Illinois Health Facilities Authority, Revenue Bonds,                  7/13 at 100.00          A-          3,183,810
                 Lake Forest Hospital, Series 2003, 6.000%, 7/01/33

        4,415   Illinois Health Facilities Authority, Revenue Refunding               1/04 at 100.00         BB+          4,367,980
                 Bonds, Proctor Community Hospital Project, Series 1991,
                 7.375%, 1/01/23

        3,700   Village of Libertyville, Illinois, Affordable Housing                11/09 at 100.00          A2          3,714,319
                 Revenue Bonds, Liberty Towers Project, Series 1999A,
                 7.000%, 11/01/29 (Alternative Minimum Tax)

        6,000   McHenry County, Illinois, Conservation District General               2/11 at 100.00         AAA          6,539,400
                 Obligation Bonds, Series 2001A, 5.625%, 2/01/21 -
                 FGIC Insured

                Metropolitan Pier and Exposition Authority, Illinois, McCormick
                Place Expansion Project Refunding Bonds, Series 1996A:
        9,400    0.000%, 12/15/18 - MBIA Insured                                        No Opt. Call         AAA          4,515,290
       16,570    0.000%, 12/15/20 - MBIA Insured                                        No Opt. Call         AAA          6,988,729
       23,550    0.000%, 12/15/22 - MBIA Insured                                        No Opt. Call         AAA          8,683,827
       13,000    0.000%, 12/15/24 - MBIA Insured                                        No Opt. Call         AAA          4,158,180

                Metropolitan Pier and Exposition Authority, Illinois, McCormick
                Place Expansion Project Refunding Bonds, Series 1998A:

        5,180    5.500%, 12/15/23 - FGIC Insured                                        No Opt. Call         AAA          5,783,677
        5,100    5.500%, 12/15/23 - FGIC Insured                                        No Opt. Call         AAA          5,644,578

       10,650   Metropolitan Pier and Exposition Authority, Illinois,                   No Opt. Call         AAA         13,710,597
                 McCormick Place Hospitality Facilities Revenue Bonds,
                 Series 1996A, 7.000%, 7/01/26

       17,865   Regional Transportation Authority, Cook, DuPage, Kane,                  No Opt. Call         AAA         20,260,697
                 Lake, McHenry and Will Counties, Illinois, General Obligation
                 Bonds, Series 1999, 5.750%, 6/01/23 - FSA Insured

        6,090   Sherman, Illinois, GNMA Mortgage Revenue Refunding                   10/09 at 102.00         AAA          6,516,970
                 Bonds, Villa Vianney, Series 1999A,  6.450%, 10/01/29


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 6.9%

        5,000   Ft. Wayne South Side School Building Corporation,                     1/04 at 102.00         AAA          5,152,700
                 Indiana, First Mortgage Bonds, Series 1994,
                 6.125%, 1/15/12 (Pre-refunded to 1/15/04) - MBIA Insured

        5,250   Indiana Bond Bank, State Revolving Fund Program Bonds,                2/04 at 102.00         AAA          5,413,853
                 Guarantee Revenue Bonds, Series 1994A, 6.000%, 2/01/16

       14,000   Indiana Health Facility Financing Authority, Hospital                 8/10 at 101.50         AAA         14,698,740
                 Revenue Bonds, Clarian Health Obligated Group,
                 Series 2000A, 5.500%, 2/15/30 - MBIA Insured

                Indiana Health Facility Financing Authority, Revenue Bonds,
                Ancilla Systems Incorporated Obligated Group, Series 1997:
       15,380    5.250%, 7/01/17 - MBIA Insured                                       7/07 at 101.00         AAA         16,714,984
        2,250    5.250%, 7/01/22 - MBIA Insured                                       7/07 at 101.00         AAA          2,373,908
        4,320    5.250%, 7/01/22 - MBIA Insured                                       7/07 at 101.00         AAA          4,557,902

        8,000   Indiana Transportation Finance Authority, Highway Revenue            12/10 at 100.00          AA          8,374,800
                 Bonds, Series 2000, 5.375%, 12/01/25


                                       15


                            Nuveen Performance Plus Municipal Fund, Inc. (NPP) (continued)
                                   Portfolio of INVESTMENTS October 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INDIANA (continued)

$       5,730   Michigan City School Building Corporation, Indiana, First            12/04 at 102.00         AAA        $ 6,169,319
                 Mortgage Bonds, Series 1994A, 6.125%, 12/15/09
                 (Pre-refunded to 12/15/04) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 0.4%

        5,000   Tobacco Settlement Authority, Iowa, Tobacco Settlement                6/11 at 101.00         BBB          3,864,100
                 Asset-Backed Revenue Bonds, Series 2001B, 5.600%, 6/01/35


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 0.9%

        5,790   Sedgwick County Unified School District No. 259, Wichita,             9/10 at 100.00          AA          5,273,764
                 Kansas, General Obligation Bonds, Series 2000,
                 3.500%, 9/01/17

        3,200   Unified School District No. 500, County of Wyandotte,                 9/11 at 100.00         AAA          2,947,744
                 Kansas, General Obligation School Bonds, Series 2001,
                 4.000%, 9/01/21 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 0.4%

        3,700   Louisville Metropolitan Sewer District, Kentucky, Sewer               5/07 at 101.00         AAA          4,130,162
                 and Drainage System Revenue Bonds, Series 1997A,
                 6.250%, 5/15/26 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 6.7%

        2,475   East Baton Rouge Mortgage Finance Authority, Louisiana,              10/07 at 102.00         Aaa          2,569,595
                 GNMA/FNMA Mortgage-Backed Securities Program,
                 Single Family Mortgage Revenue Refunding Bonds,
                 Series 1997B-1, 5.750%, 10/01/26

       35,700   Louisiana Stadium and Exposition District, Hotel Occupancy            7/06 at 102.00         AAA         40,271,385
                 Tax Bonds, Series 1996, 5.750%, 7/01/26 (Pre-refunded
                 to 7/01/06) - FGIC Insured

        5,630   New Orleans Housing Development Corporation, Louisiana,              12/03 at 100.00         AAA          5,639,740
                 FNMA Multifamily Housing Revenue  Refunding Bonds,
                 Curran Place Apartments, Series 1990A, 7.700%, 8/01/23

                Tobacco Settlement Financing Corporation, Louisiana,
                Asset-Backed Bonds, Series 2001B:
       10,000    5.500%, 5/15/30                                                      5/11 at 101.00         BBB          8,166,000
        6,250    5.875%, 5/15/39                                                      5/11 at 101.00         BBB          5,004,125


------------------------------------------------------------------------------------------------------------------------------------
                MAINE - 1.3%

        5,935   Maine State Housing Authority, Mortgage Purchase Bonds,               2/04 at 102.00         AA+          6,029,307
                 Series 1994A, 5.700%, 11/15/26

        5,680   Portland, Maine, General Airport Revenue Bonds,                       7/13 at 100.00         AAA          5,709,877
                 Series 2003A, 5.000%, 7/01/32 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 2.7%

        1,145   Community Development Administration, Maryland                        9/10 at 100.00         Aa2          1,191,063
                 Department of Housing and Community Development,
                 Residential Revenue Bonds, Series H, 5.800%, 9/01/32
                 (Alternative Minimum Tax)

        7,720   Maryland Transportation Authority, Baltimore-Washington               3/12 at 101.00         AAA          7,899,876
                 International Airport, Parking Revenue Bonds, Series 2002B,
                 5.125%, 3/01/20 (Alternative Minimum Tax) - AMBAC Insured

        7,475   Housing Opportunities Commission of Montgomery County,                7/04 at 102.00         Aa2          7,659,035
                 Maryland, Multifamily Housing Revenue Bonds,
                 Series 1994A, 6.250%, 7/01/28

        7,090   Takoma Park, Maryland, Hospital Facilities Refunding and                No Opt. Call         AAA          8,531,113
                 Improvement Revenue Bonds, Washington Adventist
                 Hospital Project, Series 1995, 6.500%, 9/01/12 -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 3.3%

        1,820   Massachusetts Educational Financing Authority, Education             12/09 at 101.00         AAA          2,034,214
                 Loan Revenue and Refunding Bonds, Issue G, Series 2000A,
                 5.700%, 12/01/11 (Alternative Minimum Tax) - MBIA Insured

                Massachusetts Municipal Wholesale Electric Company,
                Power Supply System Revenue Bonds, Series 1987A:
           70    8.750%, 7/01/18 (Pre-refunded to 1/01/04)                            1/04 at 100.00         Aaa             70,899
           70    8.750%, 7/01/18 (Pre-refunded to 7/01/04)                            7/04 at 100.00         Aaa             73,572
           35    8.750%, 7/01/18 (Pre-refunded to 1/01/05)                            1/05 at 100.00         Aaa             38,053
           35    8.750%, 7/01/18 (Pre-refunded to 7/01/05)                            7/05 at 100.00         Aaa             39,312

        2,500   Commonwealth of Massachusetts, General Obligation                    11/12 at 100.00         Aa2          2,563,975
                 Bonds, Consolidated Loan, Series 2002C,
                 5.250%, 11/01/30

        5,000   Commonwealth of Massachusetts, General Obligation                     1/13 at 100.00         AAA          5,261,550
                 Bonds, Consolidated Loan, Series 2002E, 5.250%, 1/01/22 -
                 FGIC Insured


                                       16

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS (continued)

                Massachusetts Development Finance Authority, Revenue Bonds, 100
                Cambridge Street Redevelopment, M/SRBC Project, 2002 Series A:
$       4,000    5.125%, 8/01/28 - MBIA Insured                                       2/12 at 100.00         AAA        $ 4,058,280
        5,000    5.125%, 2/01/34 - MBIA Insured                                       2/12 at 100.00         AAA          5,057,950

        1,420   Massachusetts Health and Educational Facilities Authority,            7/08 at 101.00         Aaa          1,376,718
                 Revenue Bonds, Southcoast Health System Obligated
                 Group Issue, Series A, 4.750%, 7/01/27 - MBIA Insured

        8,500   Route 3 North Transportation Improvements Association,                6/10 at 100.00         AAA          9,719,325
                 Commonwealth of Massachusetts, Lease Revenue Bonds,
                 Series 2000, 5.375%, 6/15/33 (Pre-refunded to 6/15/10) -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 5.4%

       17,000   Birmingham City School District, Oakland County, Michigan,           11/07 at 100.00         AAA         16,854,990
                 School Building and Site Bonds, Series 1998,
                 4.750%, 11/01/24 - FSA Insured

        3,000   City of Detroit, Michigan, Water Supply System Revenue                7/07 at 101.00         AAA          3,073,230
                 Senior Lien Bonds, Series 1997A, 5.000%, 7/01/21 -
                 MBIA Insured

        3,885   Grand Rapids Housing Corporation, Multifamily Revenue                 1/04 at 104.00         AAA          3,991,604
                 Refunding Bonds, FHA-Insured Mortgage Loan-Section 8
                 Assisted Elderly Project, Series 1992, 7.375%, 7/15/41

        4,030   Hancock Hospital Finance Authority, Michigan, FHA-Insured             8/08 at 100.00         AAA          4,223,722
                 Mortgage Hospital Revenue Bonds, Portage Health System,
                 Inc., Series 1998, 5.450%, 8/01/47 - MBIA Insured

        1,000   Michigan State Building Authority, Facilities Program Revenue        10/11 at 100.00         AA+          1,012,080
                 Refunding Bonds, Series 2001I, 5.000%, 10/15/24

        7,115   Michigan State Hospital Finance Authority, Hospital Revenue           3/13 at 100.00          A1          7,466,552
                 Refunding Bonds, Henry Ford Health System, Series 2003A,
                 5.500%, 3/01/16

        3,000   Michigan Strategic Fund, Collateralized Limited Obligation            9/09 at 102.00         AAA          3,110,370
                 Revenue Refunding Pollution Control Bonds, Detroit Edison
                 Company, Series 1999A, 5.550%, 9/01/29 (Alternative
                 Minimum Tax) - MBIA Insured

       10,000   Wayne County, Michigan, Airport Revenue Bonds, Detroit               12/08 at 101.00         AAA         10,622,800
                 Metropolitan Wayne County Airport, Series 1998A,
                 5.375%, 12/01/16 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 6.6%

        7,475   Dakota County Community Development Agency, Minnesota,                2/12 at 102.00         Aaa          7,722,273
                 GNMA Collateralized Mortgage Loan Multifamily Senior
                 Housing Revenue Bonds, Wingate Project, Series 2002A,
                 5.625%, 8/20/43

          990   Dakota County Housing and Redevelopment Authority,                    4/04 at 102.00         AAA          1,015,057
                 Minnesota, FNMA Collateralized Single Family Mortgage
                 Revenue Bonds, Series 1994A, 6.900%, 10/01/27
                 (Alternative Minimum Tax)

        3,000   Minneapolis-St. Paul Metropolitan Airports Commission,                1/11 at 100.00         AAA          3,078,840
                 Minnesota, Subordinate Airport Revenue Bonds,
                 Series 2001C, 5.250%, 1/01/26 - FGIC Insured

       18,020   Plymouth, Minnesota, GNMA Collateralized Mortgage                     3/12 at 105.00         Aaa         18,327,962
                 Loan Senior Housing Revenue Bonds, Regent at Plymouth
                 Project, Series 2002A, 4.090%, 9/20/43

       21,860   St. Paul Housing and Redevelopment Authority,                        11/15 at 103.00         AAA         26,962,124
                 Minnesota, Sales Tax Revenue Refunding Bonds, Civic
                 Center Project, Series 1996, 7.100%, 11/01/23 -
                 FSA Insured

        3,395   St. Paul Housing and Redevelopment Authority, Minnesota,              3/05 at 102.60         Aaa          3,547,435
                 Single Family Mortgage Revenue Refunding Bonds, FNMA
                 Mortgage-Backed Securities Middle Income Program - Phase II,
                 Series 1995, 6.800%, 3/01/28

------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 1.1%

        9,750   Mississippi Business Finance Corporation, Pollution Control           4/04 at 102.00        BBB-          9,722,310
                 Revenue Refunding Bonds, System Energy Resources Inc.
                 Project, Series 1998, 5.875%, 4/01/22


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 1.4%

        2,000   Missouri-Illinois Metropolitan District Bi-State Development         10/13 at 100.00         AAA          2,018,300
                 Agency, Mass Transit Sales Tax  Appropriation Bonds,
                 Metrolink Cross County Extension Project, Series 2002B,
                 5.000%, 10/01/32 - FSA Insured

        6,350   City of Kansas City, Missouri, General Improvement Airport            9/12 at 100.00         AAA          6,839,903
                 Revenue Bonds, Series 2003B, 5.250%, 9/01/17 -
                 FGIC Insured

          435   Missouri Housing Development Commission, GNMA                        11/03 at 100.00         AAA            435,596
                 Mortgage-Backed Securities Program Single Family
                 Mortgage Revenue Bonds, Series 1988A, 8.300%, 5/01/19
                 (Alternative Minimum Tax)


                                       17


                            Nuveen Performance Plus Municipal Fund, Inc. (NPP) (continued)
                                   Portfolio of INVESTMENTS October 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI (continued)

$       3,740   Health and Educational Facilities Authority of the State              6/11 at 101.00         AAA        $ 3,836,193
                 of Missouri, Revenue Bonds, SSM Health Care,
                 Series 2001A, 5.250%, 6/01/28 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MONTANA - 1.1%

        1,845   Montana Board of Housing, Single Family Mortgage Bonds,               6/07 at 101.50         AA+          1,914,077
                 Series 1997A, 6.150%, 6/01/30 (Alternative Minimum Tax)

        2,890   Montana Board of Housing, Single Family Mortgage Bonds,              12/09 at 100.00         AA+          3,041,436
                 Series 2000A-2, 6.450%, 6/01/29 (Alternative
                 Minimum Tax)

        4,795   Montana Higher Education Student Assistance                          12/08 at 101.00          A2          4,884,762
                 Corporation, Student Loan Revenue Bonds, Subordinate
                 Series 1998B, 5.500%, 12/01/31 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 0.4%

        3,260   Nebraska Investment Finance Authority, Single Family                  9/10 at 100.00         AAA          3,390,172
                 Housing Revenue Bonds, 2000 Series E, 5.850%, 9/01/20
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 2.5%

       10,900   Clark County School District, Nevada, General Obligation              6/12 at 100.00         AAA         11,829,334
                 Bonds, Series 2002C, 5.500%, 6/15/19 - MBIA Insured

       10,505   State of Nevada, General Obligation Bonds, Municipal Bond             5/06 at 101.00         AAA         11,765,285
                 Bank Project No. 52, Series 1996A, 6.000%, 5/15/21
                 (Pre-refunded to 5/15/06)


------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 1.2%

                New Hampshire Housing Finance Authority, FHLMC Multifamily
                Housing Revenue Remarketing Bonds, Countryside LP Project,
                Series 1994:
        3,725    6.000%, 7/01/18 (Alternative Minimum Tax)                            7/10 at 101.00         Aaa          3,925,815
        6,945    6.100%, 7/01/24 (Alternative Minimum Tax)                            7/10 at 101.00         Aaa          7,251,900


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 7.1%

        4,425   New Jersey Higher Education Student Assistance Authority,             6/10 at 101.00         AAA          4,891,484
                 Student Loan Revenue Bonds, Series 2000A,
                 6.000%, 6/01/13 (Alternative Minimum Tax) -
                 MBIA Insured

        3,000   New Jersey Economic Development Authority, Transportation             5/09 at 100.00         AAA          3,391,020
                 Project Sublease Revenue Bonds, New Jersey Transit
                 Corporation - Light Rail Transit System Projects,
                 Series 1999A, 5.250%, 5/01/17 (Pre-refunded to
                 5/01/09) - FSA Insured

        8,750   New Jersey Transportation Trust Fund Authority,                       6/07 at 102.00         AA-          9,470,300
                 Transportation System Bonds, Series 1996B,
                 5.250%, 6/15/16

        9,250   New Jersey Transportation Trust Fund Authority,                       6/13 at 100.00         AA-          9,946,803
                 Transportation System Bonds, Series 2003C,
                 5.500%, 6/15/23

        4,500   New Jersey Transportation Trust Fund Authority,                         No Opt. Call         AAA          5,092,920
                 Transportation System Bonds, Series 2001C,
                 5.500%, 12/15/18 - FSA Insured

       10,000   New Jersey Turnpike Authority, Turnpike Revenue Bonds,                7/13 at 100.00         AAA         10,439,700
                 Series 2003A, 5.000%, 1/01/20 - FSA Insured

       15,000   Tobacco Settlement Financing Corporation, New Jersey,                 6/12 at 100.00         BBB         12,916,650
                 Tobacco Settlement Asset-Backed Bonds, Series 2002,
                 5.750%, 6/01/32

        3,125   Tobacco Settlement Financing Corporation, New Jersey,                 6/13 at 100.00         BBB          2,840,313
                 Tobacco Settlement Asset-Backed Bonds, Series 2003,
                 6.750%, 6/01/39

                Township of West Deptford, County of Gloucester, New Jersey,
                General Obligation Bonds, Series 2000:
        3,150    5.500%, 9/01/21 - FGIC Insured                                       9/10 at 100.00         Aaa          3,391,857
        3,335    5.500%, 9/01/22 - FGIC Insured                                       9/10 at 100.00         Aaa          3,582,857


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 16.5%

            5   City of New York, New York, General Obligation Bonds,                 2/04 at 100.00           A              5,084
                 Fiscal Series 1987D, 8.500%, 8/01/08

       12,500   City of New York, New York, General Obligation Bonds,                   No Opt. Call           A         13,625,250
                 Fiscal Series 1997A, 7.000%, 8/01/05

        6,300   City of New York, New York, General Obligation Bonds,                 5/10 at 101.00         AAA          7,244,055
                 Fiscal Series 2000A, 6.250%, 5/15/26 - FSA Insured


                                       18

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK (continued)

                City of New York, New York, General Obligation Bonds,
                Fiscal Series 1996F:
$       2,240    5.750%, 2/01/15 (Pre-refunded to 2/01/06)                            2/06 at 101.50        A***        $ 2,482,166
       14,055    5.750%, 2/01/15                                                      2/06 at 101.50           A         15,123,180

       20,650   New York City Municipal Water Finance Authority, New York,            6/06 at 101.00         AAA         22,696,209
                 Water and Sewer System Revenue Bonds, Fiscal
                 Series 1996B, 5.750%, 6/15/26 - MBIA Insured

        4,875   New York Municipal Water Finance Authority, New York,                 6/06 at 101.00         AAA          5,194,605
                 Water and Sewer System Revenue Bonds, Fiscal
                 Series 1997A, 5.500%, 6/15/24 - MBIA Insured

       10,000   New York City Municipal Water Finance Authority,                      6/09 at 101.00          AA         10,994,700
                 New York, Water and Sewer System Revenue Bonds,
                 Fiscal Series 2000A, 5.750%, 6/15/30

        7,810   New York Transitional Finance Authority, New York,                    8/09 at 101.00      AA+***          9,177,375
                 Future Tax Secured Bonds, Fiscal Series 2000A,
                 5.750%, 8/15/24 (Pre-refunded to 8/15/09)

        2,250   Dormitory Authority of the State of New York, Lease                   7/09 at 101.00         AAA          2,403,090
                 Revenue Bonds, State University Dormitory Facilities
                 Issue, Series 1999C, 5.500%, 7/01/29 - MBIA Insured

        4,000   Dormitory Authority of the State of New York, State                  11/03 at 100.00         AA-          4,094,200
                 University Educational Facilities, Revenue Bonds,
                 Series 1990B, 6.000%, 5/15/17

        1,500   Dormitory Authority of the State of New York, Revenue                 8/07 at 101.00         AAA          1,593,645
                 Bonds, St. Barnabas Hospital, Series 1997,
                 5.450%, 8/01/35 - AMBAC Insured

        2,070   Dormitory Authority of the State of New York, Insured                 7/08 at 101.00         AAA          2,301,198
                 Revenue Bonds, 853 Schools Program 1998 Issue 1,
                 Gateway-Longview Inc., Series 1998A,
                 5.500%, 7/01/18 - AMBAC Insured

       17,000   Dormitory Authority of the State of New York, City University         7/09 at 101.00         AAA         19,713,540
                 System Consolidated Third General Resolution Revenue
                 Bonds, Series 1999-1, 5.500%, 7/01/29 (Pre-refunded
                 to 7/01/09) - FSA Insured

        3,000   Dormitory Authority of the State of New York, City University         1/08 at 102.00         AAA          3,435,180
                 System Consolidated Third General Resolution Revenue
                 Bonds, Series 1997-1, 5.375%, 7/01/24 (Pre-refunded
                 to 1/01/08) - FSA Insured

        2,000   Dormitory Authority of the State of New York, Mental                  2/06 at 102.00         AAA          2,089,600
                 Health Services Facilities Improvement Revenue Bonds,
                 Series 1996B, 5.375%, 2/15/26 - MBIA Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Marymount Manhattan College, Series 1999:
        1,580    6.375%, 7/01/13 - RAAI Insured                                       7/09 at 101.00          AA          1,788,402
        9,235    6.125%, 7/01/21 - RAAI Insured                                       7/09 at 101.00          AA         10,145,109

        3,000   New York State Energy Research and Development                        9/08 at 102.00         AAA          3,213,420
                 Authority, Pollution Control Revenue Bonds, Rochester
                 Gas and Electric Corporation Project, Series 1998A,
                 5.950%, 9/01/33 (Alternative Minimum Tax) - MBIA Insured

       14,750   New York State Medical Care Facilities Finance Agency,                2/04 at 102.00         AAA         15,192,205
                 Mental Health Services Facilities Improvement Revenue
                 Bonds, Series 1993F Refunding, 5.375%, 2/15/14 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 0.2%

        2,000   North Carolina Municipal Power Agency Number 1,                       1/08 at 102.00         AAA          2,057,980
                 Catawba Electric Revenue Bonds, Series 1998A,
                 5.000%, 1/01/20 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 0.3%

        2,900   North Dakota Housing Finance Agency, Home Mortgage                    7/10 at 100.00         Aa2          3,049,843
                 Finance Program Refunding Bonds, Series 2000A,
                 6.500%, 1/01/31 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 5.8%

        7,500   Cleveland, Ohio, Airport System Revenue Bonds,                        1/10 at 101.00         AAA          7,555,650
                 Series 2000A, 5.000%, 1/01/31 - FSA Insured

       17,715   Ohio Housing Finance Agency, Residential Mortgage                     7/09 at 100.00         Aaa         18,221,472
                 Revenue Bonds, Mortgage-Backed Securities Program,
                 Series 1999C, 5.750%, 9/01/30 (Alternative Minimum Tax)

       15,200   Ohio Water Development Authority, Solid Waste Disposal                9/08 at 102.00         N/R         14,007,256
                 Revenue Bonds, Bay Shore Power Project, Series 1998A,
                 5.875%, 9/01/20 (Alternative Minimum Tax)

       14,100   Ohio Water Development Authority, Solid Waste Disposal                9/09 at 102.00         N/R         14,034,717
                 Revenue Bonds, Bay Shore Power Project, Convertible
                 Series 1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)


                                       19


                            Nuveen Performance Plus Municipal Fund, Inc. (NPP) (continued)
                                   Portfolio of INVESTMENTS October 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 0.3%

$       3,400   Trustees of the Tulsa Municipal Airport Trust, Oklahoma,             12/08 at 100.00          B-        $ 2,893,604
                 Revenue Refunding Bonds, Refunding Series 2000B,
                 6.000%, 6/01/35 (Alternative Minimum Tax)
                 (Mandatory put 12/01/08)


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 1.0%

        1,220   State of Oregon, Housing and Community Services                       1/10 at 100.00         Aa2          1,276,925
                 Department, Mortgage Revenue Bonds, Single Family
                 Mortgage Program, Series 2000F, 6.250%, 7/01/28
                 (Alternative Minimum Tax)

        9,150   Port of St. Helens, Oregon, Pollution Control Revenue Bonds,            No Opt. Call         BBB          7,900,019
                 Portland General Electric Company Project, Series 1985B,
                 4.800%, 6/01/10


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 4.3%

                Bethlehem Authority, Northampton and Lehigh Counties,
                Pennsylvania, Guaranteed Water Revenue Bonds, Series 1998:
        3,125    0.000%, 5/15/22 - FSA Insured                                          No Opt. Call         AAA          1,208,687
        3,125    0.000%, 5/15/23 - FSA Insured                                          No Opt. Call         AAA          1,130,969
        3,135    0.000%, 5/15/24 - FSA Insured                                          No Opt. Call         AAA          1,057,843
        3,155    0.000%, 5/15/26 - FSA Insured                                          No Opt. Call         AAA            940,632
        4,145    0.000%, 11/15/26 - FSA Insured                                         No Opt. Call         AAA          1,203,086
        2,800    0.000%, 5/15/28 - FSA Insured                                          No Opt. Call         AAA            744,800
        3,000    0.000%, 11/15/28 - FSA Insured                                         No Opt. Call         AAA            775,050

        4,730   Carbon County Industrial Development Authority,                         No Opt. Call        BBB-          5,083,993
                 Pennsylvania, Resource Recovery Revenue Refunding
                 Bonds, Panther Creek Partners Project, Series 2000,
                 6.650%, 5/01/10 (Alternative Minimum Tax)

        2,565   Cumberland County Municipal Authority, Pennsylvania,                 11/04 at 102.00     BBB-***          2,731,007
                 Carlisle Hospital and Health Services First Mortgage
                 Revenue and Refunding Bonds, Series 1994,
                 6.800%, 11/15/14 (Pre-refunded to 11/15/04)

       11,000   Delaware County Authority, Pennsylvania, Health System               11/08 at 102.00         AAA         11,242,990
                 Revenue Bonds, Catholic Health East Issue, Series 1998A,
                 4.875%, 11/15/18 - AMBAC Insured

                Pennsylvania Economic Development Financing Authority, Resource
                Recovery Revenue Bonds, Northampton Generating Project, Senior
                Series 1994A:
        2,100    6.400%, 1/01/09 (Alternative Minimum Tax)                            1/04 at 102.00        BBB-          2,146,284
        4,500    6.500%, 1/01/13 (Alternative Minimum Tax)                            1/04 at 102.00        BBB-          4,562,820

          900   Pennsylvania Economic Development Financing Authority,                1/04 at 102.00         N/R            900,099
                 Resource Recovery Revenue Subordinate Bonds,
                 Northampton Generating Project, Series 1994C,
                 6.875%, 1/01/11 (Alternative Minimum Tax)

        6,250   Pennsylvania Economic Development Financing Authority,                  No Opt. Call         N/R          6,427,937
                 Resource Recovery Revenue Bonds, Northampton
                 Generating Project, Senior Lien Series 1994B,
                 6.750%, 1/01/07 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 0.2%

        1,250   Puerto Rico Highway and Transportation Authority,                     7/10 at 101.00         AAA          1,426,437
                 Highway Revenue Bonds, Series 2000B, 5.875%, 7/01/21 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 0.5%

        2,000   Kent County Water Authority, Rhode Island, General Revenue            7/12 at 100.00         AAA          2,037,320
                  Bonds, Series 2002A, 5.000%, 7/15/23 -MBIA Insured

                Rhode Island Health and Educational Building Corporation,
                Revenue Refunding Bonds, Salve Regina University, Series 2002:
        1,260    5.250%, 3/15/17 - RAAI Insured                                       3/12 at 101.00          AA          1,334,378
        1,080    5.250%, 3/15/18 - RAAI Insured                                       3/12 at 101.00          AA          1,136,797


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 2.8%

        6,925   South Carolina, General Obligation Bonds, Series 1999A,              10/09 at 101.00         AAA          7,014,679
                 4.000%, 10/01/14

       21,000   Tobacco Settlement Revenue Management Authority,                      5/11 at 101.00         BBB         19,028,730
                 South Carolina, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001B, 6.000%, 5/15/22


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 2.8%

        2,260   The Health and Educational Facilities Board of the City of            7/23 at 100.00         AAA          2,359,530
                 Johnson City, Tennessee, Hospital Revenue Refunding and
                 Improvement Bonds, Johnson City Medical Center Hospital,
                 Series 1998C, 5.125%, 7/01/25 (Pre-refunded
                 to 7/01/23) - MBIA Insured

        1,700   Memphis-Shelby County Airport Authority, Tennessee,                   3/10 at 101.00         AAA          1,836,561
                 Airport Revenue Bonds, Series 1999D, 6.000%, 3/01/24
                 (Alternative Minimum Tax) - AMBAC Insured


                                       20

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE (continued)

$       6,675   Memphis Health, Educational and Housing Facilities Board,             1/04 at 102.00         AAA        $ 6,840,473
                 Tennessee, Multifamily Mortgage Revenue Refunding
                 Bonds, Riverdale Plaza Apartments Project, Series 1993,
                 6.350%, 7/20/28

        6,000   The Health and Educational Facilities Board of the                   12/17 at 100.00         AAA          6,980,700
                 Metropolitan Government of Nashville and Davidson
                 County, Tennessee, Revenue Refunding and Improvement
                 Bonds, Meharry Medical College Project Series 1996,
                 6.000%, 12/01/19 - AMBAC Insured

        7,225   Tennessee Housing Development Agency, Homeownership                   7/10 at 101.00          AA          7,516,095
                 Program Bonds, Issue 2000-1, 6.375%, 7/01/25
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 4.7%

        3,740   Austin, Texas, Hotel Occupancy Tax Subordinate Lien Revenue          11/09 at 100.00         AAA          4,166,173
                 Refunding Bonds, Series 1999, 5.625%, 11/15/17 -
                 AMBAC Insured

        3,975   Bell County Health Facilities Development Corporation,                2/10 at 101.00         AAA          4,404,141
                 Texas, Hospital Revenue Bonds, Scott and White Memorial
                 Hospital and Scott, Sherwood and Brindley Foundation
                 Project, Series 2000A, 6.125%, 8/15/23 - MBIA Insured

        5,690   Dallas-Ft. Worth, Texas, International Airport Facilities            11/05 at 100.00         CCC          4,908,820
                 Improvement Corporation, Revenue Refunding Bonds,
                 Series 2000B, American Airlines, 6.050%, 5/01/29
                 (Alternative Minimum Tax) (Mandatory put 11/01/05)

          680   Ft. Worth Housing Finance Corporation, Texas, Home                    4/04 at 101.00         Aa2            688,670
                 Mortgage Revenue Refunding Bonds, Series 1991A,
                 8.500%, 10/01/11

        1,625   Harris County, Texas, Health Facilities Development                   7/09 at 101.00         AAA          1,689,773
                 Corporation, Revenue Bonds, Christus Health,
                 Series 1999A, 5.375%, 7/01/24 - MBIA Insured

          180   Hidalgo County Housing Finance Corporation, Texas,                    4/04 at 102.00         AAA            182,378
                 GNMA/FNMA Collateralized Single Family Mortgage
                 Revenue Bonds, Series 1994A, 6.750%, 10/01/15
                 (Alternative Minimum Tax)

        3,885   Houston Independent School District Public Facility                     No Opt. Call         AAA          1,758,740
                 Corporation, Harris County, Texas, Lease Revenue
                 Bonds, Cesar E. Chavez High School, Series 1998A,
                 0.000%, 9/15/19 - AMBAC Insured

        1,690   Webb County, Laredo, Texas, Combination Tax and Sewer                 2/08 at 100.00         AAA          1,696,760
                 System, Revenue Certificates of Obligation, Series 1998A,
                 4.500%, 2/15/18 - MBIA Insured

                Leander Independent School District, Williamson and Travis
                Counties, Texas, Unlimited Tax School Building and Refunding
                Bonds, Series 1998:
        4,930    0.000%, 8/15/20                                                       8/06 at 46.47         AAA          1,982,008
        3,705    0.000%, 8/15/22                                                       8/06 at 41.33         AAA          1,318,572

          695   Lubbock Housing Finance Corporation, Texas, Single Family             6/07 at 102.00         AAA            707,586
                 Mortgage Revenue Refunding Bonds, GNMA
                 Mortgage-Backed Securities Program, Series 1997A,
                 6.125%, 12/01/17

        3,480   Pearland, Texas, General Obligation Bonds, Series 2002,               3/12 at 100.00         AAA          3,501,680
                 5.000%, 3/01/27 - FGIC Insured

        6,050   City of San Antonio, Texas, Electric and Gas Systems                  2/09 at 100.00         AA+          5,918,171
                 Revenue Refunding Bonds, Series 1998A, 4.500%, 2/01/21

        6,000   Spring Branch Independent School District, Harris County,             2/11 at 100.00         AAA          6,073,440
                 Texas, Limited Tax Schoolhouse and Refunding Bonds,
                 Series 2001, 5.125%, 2/01/26

        4,000   Tarrant Regional Water District, Texas, Water Revenue                 3/13 at 100.00         AAA          4,091,080
                 Bonds, Series 1999 Refunding and Improvement,
                 5.000%, 3/01/22 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 4.6%

       10,000   Intermountain Power Agency, Utah, Power Supply Revenue                7/07 at 102.00         AAA         11,138,100
                 Refunding Bonds, Series 1997B, 5.750%, 7/01/19 -
                 MBIA Insured

                Utah County, Utah, Hospital Revenue Bonds, IHC Health
                Services, Inc., Series 1997:
       12,500    5.250%, 8/15/21 - MBIA Insured                                       8/07 at 101.00         AAA         12,980,250
        3,900    5.250%, 8/15/26 - MBIA Insured                                       8/07 at 101.00         AAA          3,986,697

        4,445   Utah Housing Corporation, Single Family Mortgage Bonds,               1/12 at 100.00         AA-          4,669,072
                 Series 2002-A1, 5.300%, 7/01/18 (Alternative Minimum Tax)

          495   Utah Housing Finance Agency, Single Family Mortgage Bonds,            1/10 at 100.00          AA            506,979
                 Series 2000B, 6.250%, 7/01/22 (Alternative Minimum Tax)

        2,850   Utah Housing Finance Agency, Single Family Mortgage Bonds,            7/10 at 100.00         AA-          3,069,991
                 Series 2000D-1, 6.050%, 7/01/14 (Alternative Minimum Tax)


                                       21


                            Nuveen Performance Plus Municipal Fund, Inc. (NPP) (continued)
                                   Portfolio of INVESTMENTS October 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTAH (continued)

$       3,165   Utah Housing Finance Agency, Single Family Mortgage Bonds,            7/10 at 100.00         Aa1        $ 3,440,165
                 Series 2000E-1, Class III, 6.000%, 1/01/15
                 (Alternative Minimum Tax)

          715   Utah Housing Finance Agency, Single Family Mortgage Bonds,            7/10 at 100.00          AA            731,259
                 Series 2000E-1, Class II, 6.150%, 1/01/27
                 (Alternative Minimum Tax)

        1,255   Utah Housing Finance Agency, Single Family Mortgage Bonds,            7/11 at 100.00          AA          1,275,005
                 Series 2001A2, 5.650%, 7/01/27
                 (Alternative Minimum Tax)

          945   Utah Housing Finance Agency, Single Family Mortgage Bonds,            1/11 at 100.00         Aa2          1,008,504
                 Series 2001B-1, 5.750%, 7/01/19
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                VERMONT - 0.5%

        4,725   Vermont Housing Finance Agency, Single Family Housing                11/04 at 102.00          A+          4,828,336
                 Bonds, Series 1994-5, 7.000%, 11/01/27
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 1.8%

       16,000   Metropolitan Washington Airports Authority, Virginia,                10/04 at 100.00         AAA         16,403,680
                 Airport System Revenue Bonds, Series 1994A,
                 5.500%, 10/01/24 (Alternative Minimum Tax) -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 3.6%

       12,235   Chelan County Public Utility District 1, Washington,                    No Opt. Call         AAA          3,305,408
                 Columbia River-Rock Island Hydroelectric System
                 Revenue Refunding Bonds, Series 1997A,
                 0.000%, 6/01/26 - MBIA Insured

        5,000   Energy Northwest, Washington, Nuclear Project No. 1                   7/13 at 100.00         Aa1          5,518,050
                 Electric Revenue Bonds, Series 2003A Refunding,
                 5.500%, 7/01/16

        1,815   Grant County Public Utility District 2, Washington,                   1/06 at 102.00         AAA          1,926,332
                 Wanapum Hydroelectric Revenue Bonds, Series 1997A,
                 Master Lease Program, 5.625%, 1/01/26 - MBIA Insured

       12,000   State of Washington, Motor Vehicle Fuel Tax General                   1/11 at 100.00         AA+         12,341,640
                 Obligation Bonds, Series 2001D, 5.250%, 1/01/26

        5,000   Washington State Housing Finance Commission,                          7/09 at 101.00          AA          5,455,550
                 Nonprofit Housing Revenue Bonds, The Kline Galland
                 Center Project, Series 1999, 6.000%, 7/01/29 - RAAI Insured

        4,500   Washington Health Care Facilities Authority Revenue                  12/09 at 101.00         AAA          4,787,370
                 Bonds, Providence Services, Series 1999,
                 5.375%, 12/01/19 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 0.5%

        5,000   Mason County, West Virginia, Pollution Control Revenue               10/11 at 100.00         BBB          4,962,000
                 Bonds, Appalachian Power Company Project,
                 Series 2003L, 5.500%, 10/01/22


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 2.3%

        1,660   Wisconsin Health and Educational Facilities Authority,                2/04 at 102.00         AAA          1,698,014
                 Revenue Bonds, Aurora Health Care Obligated Group,
                 Series 1993, 5.250%, 8/15/23 - MBIA Insured

       11,620   Wisconsin Health and Educational Facilities Authority,                2/10 at 101.00          AA         12,900,292
                 Revenue Bonds, Marshfield Clinic, Series 1999,
                 6.250%, 2/15/29 - RAAI Insured

        7,490   Wisconsin Health and Educational Facilities Authority,                7/08 at 103.00         N/R          6,661,081
                 Revenue Bonds, The Millennium Housing Foundation Inc.
                 Project, Series 1998, 6.100%, 1/01/28
------------------------------------------------------------------------------------------------------------------------------------
$   1,439,015   Total Long-Term Investments (cost $1,285,853,235) - 147.9%                                            1,368,462,830
=============-----------------------------------------------------------------------------------------------------------------------


                                       22

    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                         RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                SHORT-TERM INVESTMENTS - 1.1%

$      10,600   Nebraska Educational Finance Authority, Revenue Bonds,                                    VMIG-1     $   10,600,000
                 Creighton University, Variable Rate Demand Obligations,
                 Series 2003, 1.150%, 3/01/33 - AMBAC Insured+
------------------------------------------------------------------------------------------------------------------------------------
$      10,600   Total Short-Term Investments (cost $10,600,000)                                                          10,600,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $1,296,453,235) - 149.0%                                                      1,379,062,830
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.8%                                                                     25,462,017
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.8)%                                                       (479,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  925,524,847
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.


                                       23

                            Nuveen Municipal Advantage Fund, Inc. (NMA)
                            Portfolio of
                                   INVESTMENTS October 31, 2003

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 3.3%

$      10,000   Jefferson County, Alabama, Sewer Revenue Capital                      2/09 at 101.00         AAA        $11,439,400
                 Improvement Warrants, Series 1999A, 5.375%, 2/01/36
                 (Pre-refunded to 2/01/09) - FGIC Insured

        5,075   The Health Care Authority of Lauderdale County and the                7/09 at 101.00         AAA          5,197,155
                 City of Florence, Alabama, Revenue Bonds, Coffee
                 Health Group, Series 1999A, 5.250%, 7/01/24 -
                 MBIA Insured

        5,155   Phenix City, Alabama, Industrial Development Board                    5/12 at 100.00         BBB          5,280,937
                 Environmental Improvement Revenue Bonds,
                 MeadWestvaco Project, 2002A, 6.350%, 5/15/35
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 0.7%

        5,000   Maricopa County, Arizona, Pollution Control Corporation,              5/06 at 101.00        BBB-          4,909,400
                 Pollution Control Revenue Refunding Bonds, Remarketing
                 Series 1992A, Public Service Company of New Mexico,
                 5.750%, 11/01/22


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 7.5%

        3,000   California Health Facilities Financing Authority, Revenue             3/13 at 100.00           A          2,752,020
                 Bonds, Adventist Health System/West, Series 2003A,
                 5.000%, 3/01/33

        2,500   California Department of Water Resources, Power Supply                5/12 at 101.00          A3          2,560,725
                 Revenue Bonds, Series 2002A, 5.375%, 5/01/22

        7,535   Contra Costa County, California, GNMA Mortgage-Backed                   No Opt. Call         AAA         10,098,934
                 Securities Program Home Mortgage Revenue Bonds,
                 Series 1989, 7.750%, 5/01/22 (Alternative Minimum Tax)

        6,925   East Bay Municipal Utility District, Alameda and Contra               6/06 at 100.00         AAA          6,938,919
                 Costa Counties, California, Water System Subordinated
                 Revenue Refunding Bonds, Series 1996, 4.750%, 6/01/21 -
                 FGIC Insured

        2,500   Los Angeles County Metropolitan Transportation Authority,             7/05 at 100.00         AAA          2,657,750
                 California, Proposition C Sales Tax Revenue Bonds, Second
                 Senior Series 1995A, 5.000%, 7/01/25 (Pre-refunded
                 to 7/01/05) - AMBAC Insured

        5,000   Palmdale Community Redevelopment Agency, California,                    No Opt. Call         AAA          6,337,350
                 Residential Mortgage Revenue Refunding Bonds,
                  Series 1991B, 7.375%, 2/01/12

        5,000   Palmdale Community Redevelopment Agency, California,                    No Opt. Call         AAA          6,834,400
                 Single Family Restructured Mortgage Revenue Bonds,
                 Series 1986A, 8.000%, 3/01/16 (Alternative Minimum Tax)

        9,315   Perris, California, GNMA Mortgage-Backed Securities                     No Opt. Call         AAA         12,396,309
                 Program, Single Family Mortgage Revenue Bonds,
                 Series 1989A, 7.600%, 1/01/23 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 2.6%

        8,350   Colorado Health Facilities Authority, Remarketed Revenue              7/06 at 102.00           A          8,587,223
                 Bonds, Kaiser Permanente, Series 1994A, 5.350%, 11/01/16

        2,650   E-470 Public Highway Authority, Colorado, Senior Revenue                No Opt. Call         AAA          1,455,884
                 Bonds, Series 1997B, 0.000%, 9/01/16 - MBIA Insured

                Platte River Power Authority, Colorado, Power Revenue
                Bonds, Series EE Refunding:
        2,000    5.375%, 6/01/17                                                      6/12 at 100.00         AA-          2,176,080
        5,000    5.375%, 6/01/18                                                      6/12 at 100.00         AA-          5,406,450


------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 0.8%

        5,000   Connecticut Housing Finance Authority, Housing Mortgage              11/09 at 100.00         AAA          5,214,450
                 Finance Program Bonds, Series 2000B, Subseries B-2,
                 5.750%, 11/15/21 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 1.4%

        4,940   District of Columbia Housing Finance Agency, GNMA                    12/04 at 103.00         AAA          5,000,564
                 Collateralized Single Family Mortgage Revenue Bonds,
                 Series 1988F-1, 6.375%, 6/01/26 (Alternative
                 Minimum Tax)

        4,390   District of Columbia Housing Finance Agency, Single Family            6/07 at 102.00         AAA          4,534,475
                 Mortgage Revenue Bonds, Series 1997B, 5.900%, 12/01/28
                 (Alternative Minimum Tax)


                                       24

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 2.0%

$       2,770   Florida Housing Finance Corporation, Housing                         12/10 at 100.00         AAA        $ 2,879,055
                 Revenue Bonds, Stratford Point Apartments,
                 2000 Series O-1, 5.850%, 12/01/31 (Alternative
                 Minimum Tax) - FSA Insured

        9,990   City of Tampa, Florida, Allegany Health System Revenue               12/03 at 102.00         AAA         10,489,001
                 Bonds, St. Mary's Hospital, Inc. Issue, Series 1993,
                 5.125%, 12/01/23 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 0.8%

        3,205   Hawaii Housing Finance and Development Corporation,                   7/07 at 102.00         AAA          3,288,715
                 Single Family Mortgage Purchase Revenue Bonds,
                 Series 1997A, 5.750%, 7/01/30 (Alternative Minimum Tax)

        2,215   Hawaii Housing and Community Development Corporation,                 7/10 at 102.00         AAA          2,312,017
                 GNMA Collateralized Multifamily Housing Revenue Bonds,
                 Sunset Villas, Series 2000, 5.700%, 7/20/31


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 13.7%

        5,865   City of Chicago, Illinois, General Obligation Bonds,                  7/10 at 101.00         AAA          7,146,796
                 Neighborhoods Alive 21 Program, Series 2000A,
                 6.500%, 1/01/35 (Pre-refunded to 7/01/10) -
                 FGIC Insured

        4,000   Chicago School Reform Board of Trustees of the Board                 12/07 at 102.00         AAA          4,427,720
                 of Education of the City of Chicago, Illinois, Unlimited Tax
                 General Obligation Bonds, Dedicated Tax Revenues,
                 Series 1997, 5.750%, 12/01/20 - AMBAC Insured

       12,500   Chicago School Reform Board of Trustees of the Board                 12/07 at 102.00         AAA         12,788,500
                 of Education of the City of Chicago, Illinois, Unlimited Tax
                 General Obligation Bonds, Dedicated Tax Revenues,
                 Series 1997A, 5.250%, 12/01/27 - AMBAC Insured

        5,000   City of Chicago, Illinois, Chicago O'Hare International                 No Opt. Call          Ca          1,300,000
                 Airport, Special Facility Revenue Bonds, United Air Lines,
                 Inc. Project, Series 2001A, 6.375%, 11/01/35
                 (Alternative Minimum Tax) (Mandatory put 5/01/13)#

        5,000   City of Chicago, Illinois, Chicago O'Hare International               1/11 at 101.00         AAA          5,108,950
                 Airport, Second Lien Passenger Facility Charge Revenue
                 Bonds, Series 2001A, 5.375%, 1/01/32 (Alternative
                 Minimum Tax) - AMBAC Insured

        5,000   City of Chicago, Illinois, Second Lien Wastewater                     1/08 at 102.00         AAA          5,108,350
                 Transmission Revenue Bonds, Series 1997,
                 5.250%, 1/01/28 - AMBAC Insured

       10,115   Illinois Health Facilities Authority, Revenue Bonds,                 11/06 at 102.00         AAA         11,466,667
                 Rush-Presbyterian-Saint Luke's Medical Center Obligation
                 Group, Series 1996A Refunding, 6.250%, 11/15/20 -
                 MBIA Insured

        6,165   Illinois Health Facilities Authority, Revenue Bonds,                  2/07 at 102.00           A          6,303,774
                 Sarah Bush Lincoln Health Center, Series 1996B,
                 5.750%, 2/15/22

        3,935   Illinois Health Facilities Authority, Revenue Bonds, Victory          8/07 at 101.00          A-          3,238,348
                 Health Services, Series 1997A, 5.375%, 8/15/16

        6,000   Illinois Health Facilities Authority, Revenue Bonds, Condell          5/12 at 100.00          A3          6,164,700
                 Medical Center, Series 2002, 5.750%, 5/15/22

                Metropolitan Pier and Exposition Authority, Illinois, McCormick
                Place Expansion Project Bonds, Series 1999A:
       12,455    5.500%, 12/15/24 - FGIC Insured                                     12/09 at 101.00         AAA         13,174,276
       10,000    5.250%, 12/15/28 - FGIC Insured                                     12/09 at 101.00         AAA         10,224,200

        2,600   Regional Transportation Authority, Cook, DuPage, Kane,                  No Opt. Call         AAA          3,412,084
                 Lake, McHenry and Will Counties, Illinois, General
                 Obligation Bonds, Series 1990A, 7.200%, 11/01/20 -
                 AMBAC Insured

        1,940   University of Illinois, Auxiliary Facilities Systems Revenue          4/13 at 100.00         AAA          1,968,305
                 Bonds, Series 2003A, 5.000%, 4/01/23 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 5.2%

        7,425   Ft. Wayne International Airport Building Corporation,                 1/04 at 101.00         Aa3          7,511,130
                 Indiana, General Obligation Airport Bonds, Series 1994,
                 5.900%, 1/01/14 (Alternative Minimum Tax)

        5,205   Indiana Health Facility Financing Authority, Hospital                 8/10 at 101.50         AAA          5,464,782
                 Revenue Bonds, Clarian Health Obligated Group,
                 Series 2000A, 5.500%, 2/15/30 - MBIA Insured

        9,000   Indiana Health Facility Financing Authority, Hospital                 5/06 at 102.00         AAA          9,744,030
                 Revenue Refunding and Improvement Bonds, Community
                 Hospitals Projects, Series 1995, 5.700%, 5/15/22 -
                 MBIA Insured

        6,075   LaGrange County Jail Building Corporation, Indiana,                  10/09 at 101.00          A3          6,270,007
                 First Mortgage Jail Bonds, Series 1998, 5.400%, 10/01/21


                                       25


                            Nuveen Municipal Advantage Fund, Inc. (NMA) (continued)
                                   Portfolio of INVESTMENTS October 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INDIANA (continued)

$       3,215   Mooresville Consolidated School Building Corporation,                 1/04 at 102.00      N/R***        $ 3,314,794
                 Morgan County, Indiana, First Mortgage Bonds,
                 Series 1994B, 6.400%, 7/15/15 (Pre-refunded to 1/15/04)

        2,725   Saint Joseph County Hospital Authority, Indiana, Health               2/09 at 102.00         BBB          2,762,850
                 System Revenue Bonds, Madison Center Inc. Project,
                 Series 1999, 5.450%, 2/15/12


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 0.8%

        1,925   Iowa Finance Authority, GNMA/FNMA Mortgage-Backed                     1/05 at 102.00         AAA          1,988,410
                 Securities Program Single Family Mortgage Bonds,
                 Series 1995C, 6.450%, 1/01/24

        3,500   Marshalltown, Iowa, Pollution Control Revenue Refunding              11/03 at 102.00         AAA          3,578,645
                 Bonds, Iowa Electric Light and Power Company Project,
                 Series 1993, 5.500%, 11/01/23 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 0.8%

        5,000   Burlington, Kansas, Environmental Improvement Revenue                   No Opt. Call          A2          5,330,500
                 Bonds, Kansas City Power and Light Company Project,
                 Series 1998A, 4.750%, 9/01/15 (Mandatory put 10/01/07)


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 1.6%

        5,500   Louisville Metropolitan Sewer District, Kentucky, Sewer               5/07 at 101.00         AAA          5,669,345
                 and Drainage System Revenue Bonds, Series 1997A,
                 5.250%, 5/15/27 - MBIA Insured

        4,950   Louisville and Jefferson County Metropolitan Sewer                   11/07 at 101.00         AAA          5,063,850
                 District, Commonwealth of Kentucky, Sewer and Drainage
                 System Revenue Bonds, Series 1997B, 5.200%, 5/15/25 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 6.2%

       13,500   De Soto Parish, Louisiana, Pollution Control Revenue                  9/09 at 102.00         AAA         14,903,460
                 Refunding Bonds, Cleco Utility Group Inc. Project,
                 Series 1999, 5.875%, 9/01/29 - AMBAC Insured

       10,000   Louisiana Public Facilities Authority, Extended Care Facilities         No Opt. Call         BBB         12,489,800
                 Revenue Bonds, Comm-Care Corporation Project,
                 Series 1994, 11.000%, 2/01/14

                Tobacco Settlement Financing Corporation, Louisiana,
                Asset-Backed Bonds, Series 2001B:
        6,000    5.500%, 5/15/30                                                      5/11 at 101.00         BBB          4,899,600
       11,750    5.875%, 5/15/39                                                      5/11 at 101.00         BBB          9,407,755


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 2.8%

        5,000   Commonwealth of Massachusetts, General Obligation                     8/12 at 100.00         AAA          5,341,150
                 Bonds, Consolidated Loan of 2002 Series D,
                 5.375%, 8/01/21 - MBIA Insured

        1,750   Massachusetts Health and Educational Facilities Authority,            1/09 at 101.00         AAA          1,751,960
                 Revenue Bonds, UMass Memorial Health Issue A,
                 5.000%, 7/01/28 - AMBAC Insured

        9,120   Massachusetts Housing Finance Agency, Single Family                  12/09 at 100.00         AAA          9,899,304
                 Housing Revenue Bonds, Series 77, 5.950%, 6/01/25
                 (Alternative Minimum Tax) - FSA Insured

        1,495   Massachusetts Housing Finance Agency, Single Family                  12/09 at 100.00         AAA          1,556,235
                 Housing Revenue Bonds, Series 79, 5.950%, 12/01/27
                 (Alternative Minimum Tax) - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 1.1%

        3,275   Michigan State Hospital Finance Authority, Revenue and                2/04 at 102.00         Ba3          2,414,985
                 Refunding Bonds, Detroit Medical Center Obligated Group,
                 Series 1993A, 6.500%, 8/15/18

                Michigan State Hospital Finance Authority, Hospital Revenue
                Bonds, Detroit Medical Center Obligated Group, Series 1998A:
        4,995    5.250%, 8/15/23                                                      8/08 at 101.00         Ba3          3,006,540
        3,000    5.250%, 8/15/28                                                      8/08 at 101.00         Ba3          1,725,960


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 2.2%

        5,000   Minneapolis-St. Paul Metropolitan Airports Commission,                1/11 at 100.00         AAA          5,124,700
                 Minnesota, Subordinate Airport Revenue Bonds,
                 Series 2001C, 5.250%, 1/01/32 - FGIC Insured

        5,890   Minnesota Housing Finance Agency, Single Family                       7/09 at 100.00         AA+          6,041,844
                 Mortgage Revenue Bonds, Series 2000C, 5.550%, 7/01/24
                 (Alternative Minimum Tax)

        3,560   Minnesota Housing Finance Agency, Single Family                       1/10 at 100.00         AA+          3,797,523
                 Mortgage Revenue Bonds, Series 2000J, 5.400%, 1/01/23
                 (Alternative Minimum Tax)


                                       26

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 0.7%

$       2,140   Coahoma-Clarksdale Housing Development Corporation,                   2/04 at 100.00         AAA        $ 2,142,418
                 Mississippi, Multifamily Mortgage Revenue Refunding
                 Bonds, Gooden Estates and McLaurin Arms Project,
                 Series 1990A, 8.000%, 8/01/24

        2,665   Coahoma-Clarksdale Housing Development Corporation,                   2/04 at 100.00         AAA          2,668,011
                 Multifamily Mortgage Revenue Refunding Bonds, Gooden
                 Estates and McLaurin Arms Project, Series 1990B,
                 8.000%, 8/01/24


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 0.4%

        1,500   Missouri-Illinois Metropolitan District Bi-State Development         10/13 at 100.00         AAA          1,513,725
                 Agency, Metrolink Cross County Extension Project, Mass
                 Transit Sales Tax Appropriation Bonds, Series 2002B,
                 5.000%, 10/01/32 - FSA Insured

          855   Missouri Housing Development Commission, Homeownership                9/09 at 102.00         AAA            898,434
                 Loan Program, Single Family Mortgage Revenue Bonds,
                 Series 2000A-1, 7.500%, 3/01/31 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MONTANA - 2.4%

        8,420   Montana Board of Housing, Single Family Program Bonds,               12/05 at 102.00         AA+          8,723,794
                 Series 1995B, 6.400%, 12/01/27 (Alternative Minimum Tax)

        6,920   Montana Board of Housing, Single Family Mortgage Bonds,               6/07 at 101.50         AA+          7,209,187
                 Series 1997A, 6.050%, 12/01/37


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 3.9%

        7,310   Clark County, Nevada, General Obligation Limited Tax                  7/10 at 100.00          AA          8,029,962
                 Bond Bank Bonds, Series 2000, 5.500%, 7/01/19

        7,500   Clark County, Nevada, Airport System Subordinate Lien                 7/10 at 101.00         AAA          8,914,050
                 Revenue Bonds, Series 1999A, 6.000%, 7/01/29
                 (Pre-refunded to 7/01/10) - MBIA Insured

        7,000   Director of Nevada State Department of Business and                   1/10 at 100.00         AAA          7,323,470
                 Industry, Revenue Bonds, Las Vegas Monorail Project,
                 1st Tier Series 2000, 5.375%, 1/01/40 - AMBAC Insured

        2,125   Nevada Housing Division, Single Family Mortgage Bonds,                4/07 at 102.00         Aaa          2,164,398
                 1997 Senior Series C-2, 5.750%, 4/01/29
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 0.6%

        2,480   New Hampshire Business Finance Authority, Water Facility             12/04 at 102.00         AAA          2,664,859
                 Revenue Bonds, Pennichuck Water Works Inc.,
                 Series 1994A, 6.350%, 12/01/19 - AMBAC Insured

        1,320   New Hampshire Business Finance Authority, Revenue                    12/04 at 102.00         AAA          1,418,908
                 Bonds, Pennichuck Water Works, Inc., Series 1994B,
                 6.450%, 12/01/16 (Alternative Minimum Tax) -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 3.2%

        3,000   New Jersey Turnpike Authority, Turnpike Revenue Bonds,                  No Opt. Call           A          3,550,170
                  Series 1991C, 6.500%, 1/01/09

                Tobacco Settlement Financing Corporation, New Jersey,
                Tobacco Settlement Asset-Backed Bonds, Series 2002:
       16,000    5.750%, 6/01/32                                                      6/12 at 100.00         BBB         13,777,760
        5,000    6.125%, 6/01/42                                                      6/12 at 100.00         BBB          4,117,900


------------------------------------------------------------------------------------------------------------------------------------
                NEW MEXICO - 1.1%

        7,500   City of Farmington, New Mexico, Pollution Control Revenue             4/06 at 101.00        BBB-          7,426,800
                 Refunding Bonds, Public Service Company of New Mexico,
                 San Juan Project, Series 1997B, 5.800%, 4/01/22


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 15.4%

        7,000   Metropolitan Transportation Authority, New York, State                7/12 at 100.00         AA-          7,092,400
                 Service Contract Refunding Bonds, Series 2002A,
                 5.125%, 1/01/29

                County of Nassau, New York, General Obligations, Serial
                General Improvement Bonds, Series F:
        3,980    7.000%, 3/01/11 (Pre-refunded to 3/01/10) - FSA Insured              3/10 at 100.00         AAA          4,906,066
        4,070    7.000%, 3/01/12 (Pre-refunded to 3/01/10) - FSA Insured              3/10 at 100.00         AAA          5,017,008
        3,925    7.000%, 3/01/15 (Pre-refunded to 3/01/10) - FSA Insured              3/10 at 100.00         AAA          4,838,269

                The City of New York, New York, General Obligation Bonds,
                Fiscal Series 1997G:
        1,515    6.000%, 10/15/26 (Pre-refunded to 10/15/07)                         10/07 at 101.00         Aaa          1,761,824
        8,485    6.000%, 10/15/26                                                    10/07 at 101.00           A          9,273,172

        7,435   The City of New York, New York, General Obligation Bonds,             5/10 at 101.00           A          7,970,394
                 Fiscal Series 2000E, 5.750%, 5/15/20

        9,750   New York City Municipal Water Finance Authority, New York,            6/09 at 101.00         AAA         10,736,993
                 Water and Sewer System Revenue Bonds, Fiscal
                 Series 2000A, 5.750%, 6/15/31 - FGIC Insured


                                       27


                            Nuveen Municipal Advantage Fund, Inc. (NMA) (continued)
                                   Portfolio of INVESTMENTS October 31, 2003

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK (continued)

$       5,000   New York City Municipal Water Finance Authority,                      6/07 at 101.00         AAA        $ 5,494,650
                 New York, Water and Sewer System Revenue Bonds,
                 Fiscal Series 1997B, 5.750%, 6/15/29 - FGIC Insured

       10,000   New York Transitional Finance Authority, New York,                    5/10 at 101.00      AA+***         11,899,300
                 Future Tax Secured Bonds, Fiscal Series 2000B,
                 6.000%, 11/15/29 (Pre-refunded to 5/15/10)

        4,975   New York City Industrial Development Agency, New York,               12/08 at 102.00         Ba2          3,564,040
                 Special Facilities Revenue Bonds, British Airways PLC
                 Project, Series 1998, 5.250%, 12/01/32 (Alternative
                 Minimum Tax)

        3,000   New York City Industrial Development Agency, New York,               12/12 at 101.00         Ba2          2,957,640
                 Special Facilities Revenue Bonds, British Airways PLC
                 Project, Series 2002, 7.625%, 12/01/32

        3,655   Dormitory Authority of the State of New York, State                   5/08 at 101.00      AA-***          4,139,141
                 University Educational Facilities Revenue Bonds,
                 Series 1997, 5.125%, 5/15/27 (Pre-refunded to 5/15/08)

                Dormitory Authority of the State of New York, Mental Health
                Services Facilities Improvement Revenue Bonds, Series 1997B:
           45    5.625%, 2/15/21 (Pre-refunded to 2/15/07)                            2/07 at 102.00      AA-***             51,289
        7,315    5.625%, 2/15/21                                                      2/07 at 102.00         AA-          7,684,042

        9,495   State of New York Mortgage Agency, Homeowner Mortgage                 4/10 at 100.00         Aa1          9,968,706
                 Revenue Bonds, Series 94, 5.800%, 10/01/20
                 (Alternative Minimum Tax)

        5,000   New York State Urban Development Corporation,                         1/09 at 101.00         AAA          5,877,750
                 Correctional Facilities Service Contract Revenue
                 Bonds, Series C, 6.000%, 1/01/29 (Pre-refunded to
                 1/01/09) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 4.3%

        9,815   North Carolina Housing Finance Agency, Home Ownership                 7/09 at 100.00          AA         10,255,693
                 Revenue Bonds, Series 7A, 1998 Trust Agreement,
                 6.250%, 1/01/29 (Alternative Minimum Tax)

        9,915   North Carolina Housing Finance Agency, Home Ownership                 1/10 at 100.00          AA         10,607,265
                 Revenue Bonds, Series 8A, 1998 Trust Agreement,
                 5.950%, 1/01/27 (Alternative Minimum Tax)

        5,990   North Carolina Housing Finance Agency, Home Ownership                 1/10 at 100.00          AA          6,203,663
                 Revenue Bonds, Series 9A, 1998 Trust Agreement,
                 5.875%, 7/01/31 (Alternative Minimum Tax)

        1,545   North Carolina Housing Finance Agency, Home Ownership                 7/10 at 100.00         AAA          1,565,749
                 Revenue Bonds, Series 10A, 1998 Trust Agreement,
                 5.400%, 7/01/32 (Alternative Minimum Tax) -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 0.7%

        4,575   North Dakota Housing Finance Agency, Home Mortgage                    7/08 at 102.00         Aaa          4,656,298
                 Finance Program Bonds, Series 1998B, 5.500%, 7/01/29
                 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 6.0%

        5,000   Akron, Bath, and Copley Joint Township Hospital District,            11/09 at 101.00        Baa1          4,704,900
                 Ohio, Hospital Facilities Revenue Bonds, Summa Health
                 System Project, Series 1998A, 5.375%, 11/15/18

        6,000   County of Cuyahoga, Ohio, Hospital Revenue Bonds,                     7/09 at 101.00         AAA          6,261,600
                 University Hospitals Health System, Inc., Series 1999,
                 5.500%, 1/15/30 - AMBAC Insured

                Montgomery County, Ohio, Hospital Facilities Revenue
                Bonds, Kettering Medical Center, Series 1999:
        7,840    6.750%, 4/01/18                                                      4/10 at 101.00        BBB+          8,513,848
        5,000    6.750%, 4/01/22                                                      4/10 at 101.00        BBB+          5,353,700

        2,680   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     8/10 at 100.00         Aaa          2,747,992
                 Securities Program, Residential Mortgage  Revenue
                 Bonds, Series 2000D, 5.450%, 9/01/31 (Alternative
                 Minimum Tax)

        2,650   Ohio State Higher Education, General Obligation Bonds,                5/13 at 100.00         AA+          2,733,926
                 Series 2003A, 5.000%, 5/01/22

       10,000   Ohio Air Quality Development Authority, Pollution Control            12/04 at 100.00        Baa2         10,218,500
                 Revenue Refunding Bonds, Ohio Edison Company Project,
                 Series 1999C, 5.800%, 6/01/16 (Mandatory put 12/01/04)


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 2.0%

        5,000   Oklahoma Industries Authority, Health System Revenue                  8/09 at 101.00         AAA          5,341,300
                 and Refunding Bonds, INTEGRIS Obligated Group of Baptist
                 Medical Center, Inc., South Oklahoma City Hospital
                 Corporation, and Rural Health, Inc., Series 1999A,
                 5.750%, 8/15/29 - MBIA Insured

       10,000   Trustees of the Tulsa Municipal Airport Trust, Oklahoma,             12/08 at 100.00          B-          8,411,300
                 Revenue Refunding Bonds, American Airlines Inc,
                 Series 2001B, 5.650%, 12/01/35 (Alternative Minimum
                 Tax) (Mandatory put 12/01/08)


                                       28

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 2.2%

$          20   Pennsylvania Housing Finance Agency, FNMA Rental                      1/04 at 102.00         AAA        $    20,371
                 Housing Revenue Refunding Bonds, Series 1993,
                 5.800%, 7/01/18

        2,500   Philadelphia School District, Pennsylvania, General                   2/12 at 100.00         AAA          2,637,900
                 Obligation Bonds, Series 2002A, 5.500%, 2/01/31 -
                 FSA Insured

        4,285   Venango Housing Corporation, Pennsylvania, Multifamily                2/04 at 100.00         AAA          4,298,155
                 FHA-Insured Mortgage Revenue Bonds, Evergreen Arbors
                 Project, Series 1990A, 8.000%, 2/01/24

        6,750   Washington County Authority, Pennsylvania, Capital                      No Opt. Call         AAA          7,844,513
                 Funding Revenue Bonds, Capital Projects and Equipment
                 Acquisition Program, Series 1999, 6.150%, 12/01/29 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 2.7%

                The Housing Authority of the City of Providence, Rhode Island,
                Multifamily Mortgage Revenue Bonds, FHA-Insured Mortgage Loan -
                Cathedral Square Apartments II Project, 1992 Series:
          370    7.375%, 4/01/10 (Alternative Minimum Tax)                            4/07 at 100.00         AAA            385,100
        1,060    7.400%, 4/01/20 (Alternative Minimum Tax)                            4/07 at 100.00         AAA          1,103,301
        3,050    7.500%, 10/01/32 (Alternative Minimum Tax)                           4/07 at 100.00         AAA          3,175,141

       12,250   Rhode Island Health and Educational Building Corporation,             5/07 at 102.00         AAA         13,324,203
                 Hospital Financing Revenue Bonds, Lifespan Obligated
                 Group Issue, Series 1996, 5.500%, 5/15/16 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 3.9%

       10,000   Greenville County School District, South Carolina, Installment       12/12 at 101.00         AA-         11,115,300
                 Purchase Revenue Bonds, Series 2002, 6.000%, 12/01/20

        2,500   Lexington County Health Services District, South Carolina,           11/13 at 100.00           A          2,601,225
                 Hospital Revenue Bonds, Series 2003 Refunding and
                 Improvement, 5.750%, 11/01/28

                South Carolina Public Service Authority, Revenue Refunding
                Bonds, Series 2003A:
        3,560    5.000%, 1/01/20 - AMBAC Insured                                      7/13 at 100.00         AAA          3,699,481
        2,125    5.000%, 1/01/21 - AMBAC Insured                                      7/13 at 100.00         AAA          2,194,785

        7,500   Tobacco Settlement Revenue Management Authority,                      5/11 at 101.00         BBB          6,608,700
                 South Carolina, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001B, 6.375%, 5/15/28


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 5.2%

        6,000   Knox County Health, Educational, and Housing Facilities               4/12 at 101.00        Baa2          6,181,140
                 Board, Tennessee, Hospital Facilities Revenue Bonds,
                 Baptist Health System of East Tennessee, Series 2002,
                 6.500%, 4/15/31

       20,415   Knox County Health, Educational, and Housing Facility                  1/13 at 75.87         AAA          9,805,529
                 Board, Tennessee, Hospital Revenue Refunding Bonds,
                 Covenant Health, Series 2002A, 0.000%, 1/01/18 -
                 FSA Insured

        1,750   The Metropolitan Government of Nashville and Davidson                 5/11 at 100.00          AA          1,782,043
                 County, Tennessee, Electric System Revenue Bonds,
                 Series 2001A, 5.125%, 5/15/26

       14,385   The Health and Educational Facilities Board of the                   11/09 at 101.00         AAA         17,005,515
                 Metropolitan Government of Nashville and Davidson
                 County Tennessee, Revenue Bonds, Ascension Health
                 Credit Group, Series 1999A, 5.875%, 11/15/28
                 (Pre-refunded to 11/15/09) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 16.3%

       14,900   Brazos River Authority, Texas, Pollution Control Revenue                No Opt. Call         BBB         15,599,406
                 Refunding Bonds, TXU Electric Company Project,
                 Series 2001C, 5.750%, 5/01/36 (Alternative
                 Minimum Tax) (Mandatory put 11/01/11)

        6,000   Brazos River Authority, Texas, Revenue Refunding Bonds,                 No Opt. Call         AAA          6,306,900
                 Houston Lighting and Power Company Project,
                 Series 1998, 5.050%, 11/01/18 (Alternative Minimum
                 Tax) - AMBAC Insured

        8,400   Gulf Coast Waste Disposal Authority, Texas, Waste                     4/09 at 101.00         BBB          7,894,740
                 Disposal Revenue Bonds, Valero Energy Corporation
                 Project, Series 1999, 5.700%, 4/01/32 (Alternative
                 Minimum Tax)

       10,000   Harris County Health Facilities Development Corporation,              5/06 at 102.00         AAA         11,066,200
                 Texas, Special Facilities Revenue Bonds, Texas Medical
                 Center Project, Series 1996, 5.900%, 5/15/16 -
                 MBIA Insured

        5,000   Harris County Health Facilities Development Corporation,             11/13 at 100.00         AAA          5,037,200
                 Texas, Thermal Utility Revenue Bonds, TECO Project,
                 Series 2003, 5.000%, 11/15/30 - MBIA Insured

       12,500   City of Houston, Texas, Airport System Subordinate Lien               7/10 at 100.00         AAA         13,200,500
                 Revenue Bonds, Series 2000B, 5.500%, 7/01/30 -
                 FSA Insured


                                       29


                            Nuveen Municipal Advantage Fund, Inc. (NMA) (continued)
                                   Portfolio of INVESTMENTS October 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

                City of Houston, Texas, Water Conveyance System Contract,
                Certificates of Participation, Series 1993 A-J:
$       5,490    6.800%, 12/15/10 - AMBAC Insured                                       No Opt. Call         AAA        $ 6,682,593
        2,000    6.800%, 12/15/11 - AMBAC Insured                                       No Opt. Call         AAA          2,441,800

       16,305   Matagorda County Navigation District 1, Texas, Revenue                5/09 at 101.00        BBB-         15,414,095
                 Refunding Bonds, Reliant Energy Project, Series 1999B,
                 5.950%, 5/01/30 (Alternative Minimum Tax)

        3,425   Sabine River Authority, Texas, Pollution Control Revenue                No Opt. Call         BBB          3,587,345
                 Refunding Bonds, TXU Electric Company Project,
                 Series 2001A, 5.500%, 5/01/22 (Mandatory put 11/01/11)

        4,700   Sam Rayburn Municipal Power Agency, Texas, Power                     10/12 at 100.00        Baa2          4,838,603
                 Supply System Revenue Refunding Bonds, Series 2002A,
                 6.000%, 10/01/21

        4,000   State of Texas, General Obligation Bonds, Water Financial             8/09 at 100.00         Aa1          4,208,640
                 Assistance, State Participation Program, Series 199C,
                 5.500%, 8/01/35

        6,840   Travis County Health Facilities Development Corporation,             11/09 at 101.00         AAA          8,086,043
                 Texas, Revenue Bonds, Ascension Health Credit Group,
                 Series 1999A, 5.875%, 11/15/24 (Pre-refunded to
                 11/15/09) - AMBAC Insured

        2,500   Trinity River Authority of Texas, Pollution Control Revenue             No Opt. Call        Baa2          2,614,625
                 Refunding Bonds, TXU Electric Company Project,
                 Series 2001A, 5.000%, 5/01/27 (Alternative Minimum Tax)
                 (Mandatory put 11/01/06)

          245   Wood Glen Housing Finance Corporation, Texas, Mortgage                1/04 at 100.00         AAA            245,916
                 Revenue Refunding Bonds, FHA-Insured Mortgage Loan -
                 Section 8 Assisted Copperwood I Project, Series 1990A,
                 7.625%, 1/01/10 - MBIA Insured

                Wood Glen Housing Finance Corporation, Texas, Mortgage Revenue
                Refunding Bonds, FHA-Insured Mortgage Loan - Section 8 Assisted
                Copperwood II Project, Series 1990C:
          205    7.625%, 1/01/10 - MBIA Insured                                       1/04 at 100.00         AAA            205,502
        1,250    7.650%, 7/01/23 - MBIA Insured                                       1/04 at 100.00         AAA          1,280,937


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 1.0%

        6,380   Capital Region Airport Authority, Richmond, Virginia,                 7/05 at 102.00         AAA          6,854,098
                 Airport Revenue Bonds, International Airport Projects,
                 Series 1995A, 5.625%, 7/01/20 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 14.5%

        8,810   Public Utility District No. 1 of Chelan County, Washington,           7/11 at 101.00         AAA          9,161,695
                 Chelan Hydro-Consolidated System Revenue Bonds,
                 Series 2001A, 5.600%, 1/01/36 (Alternative Minimum Tax) -
                 MBIA Insured

       10,730   Public Utility District No. 1 of Chelan County, Washington,           7/11 at 101.00         AAA         11,234,847
                 Chelan Hydro-Consolidated System Revenue Refunding
                 Bonds, Series 2001C, 5.650%, 7/01/32 (Alternative
                 Minimum Tax) - MBIA Insured

        5,665   Public Utility District No. 1 of Chelan County, Washington,           7/12 at 100.00         AAA          5,723,123
                 Chelan Hydro-Consolidated System Revenue Bonds,
                 Series 2002B, 5.250%, 7/01/37 (Alternative Minimum Tax) -
                 AMBAC Insured

       10,730   Pierce County School District 320, Sumner, Washington,               12/10 at 100.00         Aaa         12,596,054
                 Unlimited Tax General Obligation Bonds, Series 2000,
                 6.250%, 12/01/17 - FSA Insured

       10,550   Port of Seattle, Washington, Limited Tax General Obligation          12/10 at 100.00         AA+         11,071,064
                 Bonds, Series 2000B, 5.750%, 12/01/25 (Alternative
                 Minimum Tax)

        5,315   Port of Seattle, Washington, Revenue Bonds,                             No Opt. Call         AAA          6,047,779
                 Series 2000B, 6.000%, 2/01/10 (Alternative Minimum
                 Tax) - MBIA Insured

       19,295   Port of Seattle, Washington, Special Facility Revenue Bonds,          3/10 at 101.00         AAA         21,437,710
                 Terminal 18 Project, Series 1999A, 6.000%, 9/01/29 -
                 MBIA Insured

        5,000   Port of Seattle, Washington, Special Facility Revenue Bonds,          3/10 at 101.00         AAA          5,393,650
                 Terminal 18 Project, Series 1999B, 6.000%, 9/01/20
                 (Alternative Minimum Tax) - MBIA Insured

        5,000   Washington Health Care Facilities Authority Revenue Bonds,           12/09 at 101.00         AAA          5,319,300
                 Providence Services, Series 1999, 5.375%, 12/01/19 -
                 MBIA Insured

        8,750   Washington Public Power Supply System, Nuclear Project                7/08 at 102.00         Aa1          9,084,425
                 No. 3, Refunding Revenue Bonds, Series 1998A,
                 5.125%, 7/01/18


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 0.7%

        5,000   Mason County, West Virginia, Pollution Control Revenue               10/11 at 100.00         BBB          4,962,000
                 Bonds, Appalachian Power Company Project, Series 2003L,
                 5.500%, 10/01/22


                                       30

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 7.8%

$       8,000   Badger Tobacco Asset Securitization Corporation,                      6/12 at 100.00         BBB     $    7,312,640
                 Wisconsin, Tobacco Settlement Asset-Backed Bonds,
                 Series 2002, 6.125%, 6/01/27

        5,000   Madison, Wisconsin, Industrial Development Revenue                    4/12 at 100.00         AA-          5,137,250
                 Refunding Bonds, Madison Gas & Electric Company
                 Projects, Series 2002A, 5.875%, 10/01/34 (Alternative
                 Minimum Tax)

        3,000   Southeast Wisconsin Professional Baseball Park District,                No Opt. Call         AAA          3,383,610
                 Sales Tax Revenue Refunding Bonds, Series 1998A,
                 5.500%, 12/15/19 - MBIA Insured

        3,640   Wisconsin Housing and Economic Development Authority,                 3/10 at 100.00          AA          3,870,335
                 Home Ownership Revenue Bonds, Series 2000B,
                 5.750%, 3/01/22 (Alternative Minimum Tax)

                Wisconsin Health and Educational Facilities Authority,
                Revenue Bonds, Aurora Medical Group, Inc. Project,
                Series 1996:
       10,000    5.600%, 11/15/16 - FSA Insured                                       5/06 at 102.00         AAA         10,979,602
       20,000    5.750%, 11/15/25 - FSA Insured                                       5/06 at 102.00         AAA         21,607,400
------------------------------------------------------------------------------------------------------------------------------------
$     962,480   Total Long-Term Investments (cost $936,335,897) - 148.5%                                                 996,661,335
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 1.8%

        4,000   Moffat County, Colorado, Pollution Control Revenue Refunding                                A-1+          4,000,000
                 Bonds, Pacificorp Projects, Variable Rate Demand Bonds,
                 Series 1994, 1.200%, 5/01/13 - AMBAC Insured+

        6,095   Montgomery County, Tennessee, Public Building Authority                                   VMIG-1          6,095,000
                 Pooled Financing Revenue Bonds, County Loan Pool
                 Program, Variable Rate Demand Bonds, Series 2002,
                 1.150%, 4/01/32+

        2,000   Nebraska Educational Finance Authority, Variable Rate                                     VMIG-1          2,000,000
                 Demand Revenue Refunding Bonds, Creighton University,
                 Series 2001, 1.150%, 8/01/31+
------------------------------------------------------------------------------------------------------------------------------------
$      12,095   Total Short-Term Investments (cost $12,095,000)                                                          12,095,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $948,430,897) - 150.3%                                                        1,008,756,335
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.0%                                                                     20,390,939
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (53.3)%                                                       (358,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  671,147,274
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    # On December 9, 2002, UALCorporation, the holding company of United Air Lines, Inc. filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.

                    N/R  Investment is not rated.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.


                                       31


                            Nuveen Municipal Market Opportunity Fund, Inc. (NMO)
                            Portfolio of
                                   INVESTMENTS October 31, 2003


    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 0.8%

$       3,000   Arizona State Transportation Board, Highway Revenue                   7/11 at 100.00         AAA        $ 3,196,590
                 Bonds, Series 2001, 5.250%, 7/01/20

        1,725   Maricopa County Industrial Development Authority, Education           7/10 at 102.00        Baa3          1,707,146
                 Revenue Bonds, Arizona Charter Schools Project I,
                 Series 2000A, 6.750%, 7/01/29

          570   Pima County Industrial Development Authority, Arizona,                5/07 at 105.85         AAA            601,111
                 FNMA/GNMA Single Family Mortgage Revenue Bonds,
                 Series 1997A, 7.100%, 11/01/29 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 1.8%

        5,000   Arkansas Development Finance Authority, Hospital Revenue              2/10 at 100.00        BBB-          5,475,850
                 Bonds, Washington Regional Medical Center, Series 2000,
                 7.000%, 2/01/15

        3,480   Cabot School District No. 4 of Lonoke County, Arkansas,               8/08 at 100.00         Aaa          3,505,160
                 General Obligation Bonds, Series 2003 Refunding,
                 5.000%, 2/01/27 - AMBAC Insured

        2,865   Board of Trustees of The University of Arkansas at                   12/12 at 100.00         Aaa          3,120,042
                 Fayetteville, Various Facilities Revenue Bonds, Series 2002,
                 5.500%, 12/01/20 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 4.9%

        3,225   California Health Facilities Financing Authority, Revenue             3/13 at 100.00           A          2,958,422
                 Bonds, Adventist Health System/West, Series 2003A,
                 5.000%, 3/01/33

        1,000   California Department of Water Resources, Power Supply                5/12 at 101.00          A3          1,092,480
                 Revenue Bonds, Series 2002A, 5.750%, 5/01/17

        2,500   Los Angeles Community Redevelopment Agency, California,               1/04 at 100.00      BBB***          2,526,200
                 Tax Allocation Refunding Bonds, Central Business District
                 Redevelopment Project, Series 1987G, 6.750%, 7/01/10

                Department of Water and Power of The City of Los Angeles,
                California, Electric Plant Revenue Bonds, Second Issue of 1993:
          490    4.750%, 10/15/20                                                     4/04 at 102.00      AA-***            500,795
        5,510    4.750%, 10/15/20                                                     4/04 at 102.00         Aaa          5,631,496

          995   Department of Water and Power of The City of Los Angeles,             2/04 at 102.00      AA-***          1,007,268
                 California, Electric Plant Revenue Bonds, Issue of 1994,
                 5.375%, 2/15/34

                Orange County, California, Recovery Certificates of
                Participation, Series 1996A:
       13,100    5.875%, 7/01/19 - MBIA Insured                                       7/06 at 102.00         AAA         14,713,003
          690    6.000%, 7/01/26 - MBIA Insured                                       7/06 at 102.00         AAA            771,213

        5,000   San Joaquin Hills Transportation Corridor Agency,                     1/14 at 102.00         AAA          4,521,950
                 California, Toll Road Refunding Revenue Bonds,
                 Series 1997A, 0.000%, 1/15/17 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 3.9%

        3,000   Broomfield, Colorado, Master Facilities Lease Purchase               12/09 at 100.00         AAA          3,265,530
                 Agreement, Certificates of Participation, Series 1999,
                 5.750%, 12/01/24 - AMBAC Insured

        6,000   Broomfield, Colorado, Sales and Use Tax Revenue Bonds,               12/12 at 100.00         Aaa          6,496,560
                 Series 2002A Refunding and Improvement,
                 5.500%, 12/01/22 - AMBAC Insured

       11,465   City and County of Denver, Colorado, Airport System                  11/10 at 100.00         AAA         12,460,047
                 Revenue Refunding Bonds, Series 2000A, 6.000%, 11/15/18
                 (Alternative Minimum Tax) - AMBAC Insured

       20,000   E-470 Public Highway Authority, Colorado, Senior Revenue               9/10 at 31.42         AAA          4,758,000
                 Bonds, Series 2000A, 0.000%, 9/01/28 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 6.2%

       15,000   City of Atlanta, Georgia, Airport General Revenue and                 1/10 at 101.00         AAA         17,346,150
                 Refunding Bonds Series 2000A, 5.600%, 1/01/30
                 (Pre-refunded to 1/01/10) - FGIC Insured

       14,000   Fulton County Facilities Corporation, Georgia, Certificates          11/10 at 101.00         AAA         15,404,340
                 of Participation, Public Purpose Project, Series 1999,
                 5.500%, 11/01/18 - AMBAC Insured


                                       32

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA (continued)

$       8,000   Georgia, General Obligation Bonds, Series 1995C,                        No Opt. Call         AAA        $ 9,683,280
                 7.250%, 7/01/08


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 10.1%

        6,500   Chicago, Illinois, Gas Supply Revenue Refunding Bonds,                6/05 at 102.00         Aa2          6,956,820
                 Peoples Gas Light and Coke Company Project, Series 1995A,
                 6.100%, 6/01/25

        5,250   City of Chicago, Illinois, Chicago Midway Airport, Revenue            1/09 at 101.00         AAA          5,257,455
                 Bonds, Series 1998B, 5.000%, 1/01/28 - MBIA Insured

        4,000   City of Chicago, Illinois, Motor Fuel Tax Revenue Bonds,              7/13 at 100.00         AAA          4,010,360
                 Series 2003A, 5.000%, 1/01/33 - AMBAC Insured

        5,210   Illinois Housing Development Authority, Section 8 Elderly             1/04 at 101.00           A          5,281,690
                 Housing Revenue Bonds, Garden House of River Oaks West
                 Development, Series 1992A, 6.875%, 1/01/20

          950   Illinois Housing Development Authority, Section 8 Elderly             3/04 at 101.00           A            971,052
                 Housing Revenue Bonds, Village Center Development,
                 Series 1992C, 6.600%, 3/01/07

       38,645   State of Illinois, General Obligation Bonds, Illinois FIRST,          4/10 at 100.00         AAA         40,686,229
                 Series 2000, 5.500%, 4/01/25 - MBIA Insured

        1,975   Lake County Community High School District No. 127,                     No Opt. Call         AAA          2,756,863
                 Grayslake, Illinois, General Obligation Bonds, Series 2002A,
                 9.000%, 2/01/13 - FGIC Insured

                Metropolitan Pier and Exposition Authority, Illinois, McCormick
                Place Expansion Project Revenue Bonds, Series 2002A:
        3,250    0.000%, 6/15/25 - MBIA Insured                                       6/22 at 101.00         AAA          1,566,273
        2,270    5.000%, 12/15/28 - MBIA Insured                                      6/12 at 101.00         AAA          2,282,803


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 2.0%

        4,695   Indiana Educational Facilities Authority, Educational Facilities      2/11 at 100.00         AAA          4,939,328
                 Revenue Bonds, Butler University Project, Series 2001,
                 5.500%, 2/01/26 - MBIA Insured

       20,695   Indianapolis Airport Authority, Indiana, Specialty Facility          11/05 at 102.00          Ca          7,191,513
                 Revenue Bonds, United Air Lines, Inc., Indianapolis
                 Maintenance Center Project, Series 1995A, 6.500%, 11/15/31
                 (Alternative Minimum Tax)#

        2,000   City of Petersburg, Indiana, Pollution Control Revenue                8/11 at 102.00        Baa2          1,928,100
                 Refunding Bonds, Indianapolis Power and Light Company,
                 Series 1991, 5.750%, 8/01/21


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 0.6%

        4,215   Iowa Finance Authority, Solid Waste Disposal Revenue                    No Opt. Call         N/R          3,915,693
                 Bonds, IPSCO Project, Series 1997, 6.000%, 6/01/27
                 (Alternative Minimum Tax) (Mandatory put 6/01/07)


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 1.6%

                Jefferson County, Kentucky, School District Finance Corporation,
                School Building Revenue Bonds, Series 2000A:
        3,045    5.250%, 7/01/17 - FSA Insured                                        1/10 at 101.00         AAA          3,295,695
        7,490    5.250%, 7/01/20 - FSA Insured                                        1/10 at 101.00         AAA          7,970,484


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 1.1%

        7,415   Louisiana Local Government Environmental Facilities and              12/12 at 100.00         AAA          7,439,395
                 Community Development Authority, Revenue Bonds, Baton
                 Rouge Community College Facilities Corporation Project,
                 Series 2002, 5.000%, 12/01/32 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 1.6%

                Frederick County, Maryland, General Obligation Public
                Facilities Bonds, Series 2002:
        3,710    5.000%, 11/01/18                                                    11/12 at 101.00          AA          3,957,494
        3,890    5.000%, 11/01/19                                                    11/12 at 101.00          AA          4,116,476

        2,500   Department of Transportation, State of Maryland, County                 No Opt. Call          AA          2,861,525
                 Transportation Revenue Bonds, Series 2002, 5.500%, 2/01/16


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 3.3%

        5,250   Massachusetts Bay Transportation Authority, Assessment                7/10 at 100.00         AAA          5,439,998
                 Bonds, Series 2000A, 5.250%, 7/01/30

       10,000   Massachusetts Water Resources Authority, General Revenue              8/10 at 101.00         AAA         10,959,100
                 Bonds, Series 2000A, 5.750%, 8/01/39 - FGIC Insured


                                       33


                            Nuveen Municipal Market Opportunity Fund, Inc. (NMO) (continued)
                                   Portfolio of INVESTMENTS October 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS (continued)

$       6,195   University of Massachusetts Building Authority, Facilities           11/10 at 100.00         AAA        $ 6,312,767
                 Revenue Bonds, Senior Series 2000A, Commonwealth
                 Guaranteed, 5.125%, 11/01/25 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 1.5%

        6,635   Detroit, Michigan, Water Supply System Revenue Bonds,                 7/11 at 101.00         AAA          7,784,447
                 Senior Lien, Series 2001A, 5.750%, 7/01/28 (Pre-refunded
                 to 7/01/11) - FGIC Insured

        2,090   City of Grand Rapids Building Authority, County of Kent,              8/10 at 100.00         AAA          2,289,700
                 Michigan, General Obligation Limited Tax Bonds,
                 Series 2000, 5.375%, 8/01/17 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 8.1%

       13,675   State of Minnesota, General Obligation Bonds,                        11/10 at 100.00         AAA         14,807,564
                 Series 2000, 5.125%, 11/01/16

        4,375   Minnesota Housing Finance Agency, Single Family Mortgage              1/11 at 101.00         AA+          4,632,075
                 Bonds, Series 1998H-2, Remarketed, 6.050%, 7/01/31
                 (Alternative Minimum Tax)

       30,000   Minnesota Agricultural and Economic Development Board,               11/10 at 101.00           A         32,126,700
                 Health Care System Revenue Bonds, Fairview Health
                 Services, Series 2000A, 6.375%, 11/15/29

        3,390   The Housing and Redevelopment Authority of the City of               11/15 at 103.00         AAA          4,181,226
                 St. Paul, Minnesota, Sales Tax Revenue Refunding Bonds,
                 Civic Center Project, Series 1996, 7.100%, 11/01/23 -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 1.2%

        5,900   Mississippi Business Finance Corporation, Pollution Control           4/04 at 102.00        BBB-          5,883,244
                 Revenue Refunding Bonds, System Energy Resources Inc.
                 Project, Series 1998, 5.875%, 4/01/22

        2,070   Mississippi Home Corporation, GNMA Mortgage-Backed                    7/07 at 105.00         Aaa          2,157,975
                 Securities Single Family Mortgage Revenue Bonds,
                 Series 1997D-5, 6.750%, 7/01/29 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 3.8%

                Director of Nevada State Department of Business and Industry,
                Revenue Bonds, Las Vegas Monorail Project, 1st Tier Series 2000:
        8,500    0.000%, 1/01/26 - AMBAC Insured                                        No Opt. Call         AAA          2,504,185
        5,315    0.000%, 1/01/27 - AMBAC Insured                                        No Opt. Call         AAA          1,482,832
       21,000    5.375%, 1/01/40 - AMBAC Insured                                      1/10 at 100.00         AAA         21,970,410


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 4.0%

          650   Camden County Pollution Control Financing Authority,                 12/03 at 100.00          B2            623,720
                 New Jersey, Solid Waste Disposal and Resource Recovery
                 System Revenue Bonds, Series 1991D, 7.250%, 12/01/10

       21,000   New Jersey Transportation Trust Fund Authority,                       6/10 at 100.00      AA-***         24,468,990
                 Transportation System Bonds, Series 2000B,
                 5.750%, 6/15/17 (Pre-refunded to 6/15/10)

        3,165   Tobacco Settlement Financing Corporation, New Jersey,                 6/12 at 100.00         BBB          2,606,631
                 Tobacco Settlement Asset-Backed Bonds, Series 2002,
                 6.125%, 6/01/42


------------------------------------------------------------------------------------------------------------------------------------
                NEW MEXICO - 1.9%

        5,925   New Mexico Hospital Equipment Loan Council, Hospital                  8/11 at 101.00          A+          6,100,617
                 Revenue Bonds, Presbyterian Healthcare Services,
                 Series 2001A, 5.500%, 8/01/21

        5,675   Regents of the University of New Mexico, System Revenue                 No Opt. Call          AA          6,759,663
                 Refunding Bonds, Series 1992A, 6.250%, 6/01/12


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 24.8%

        5,000   Long Island Power Authority, New York, Electric System                6/08 at 101.00         AAA          5,172,900
                 General Revenue Bonds, Series 1998A, 5.250%, 12/01/26 -
                 MBIA Insured

       11,000   Nassau County Tobacco Settlement Corporation, New York,               7/09 at 101.00        Baa2         10,947,970
                 Tobacco Settlement Asset-Backed Bonds, Series 1999A,
                 6.400%, 7/15/33

       21,715   City of New York, New York, General Obligation Bonds,                 3/06 at 101.50           A         23,559,689
                 Fiscal Series 1996I, 5.875%, 3/15/18

                City of New York, New York, General Obligation Bonds,
                Fiscal Series 2002G:
        1,000    5.000%, 8/01/17                                                      8/12 at 100.00           A          1,023,050
       10,500    5.750%, 8/01/18                                                      8/12 at 100.00           A         11,467,680

        5,000   City of New York, New York, General Obligation Bonds,                 8/12 at 100.00           A          5,460,800
                 Fiscal Series 2003A, 5.750%, 8/01/16


                                       34

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK (continued)

                City of New York, New York, General Obligation Bonds,
                Fiscal Series 1997H:
$          80    6.125%, 8/01/25 (Pre-refunded to 8/01/07)                            8/07 at 101.00        A***        $    92,968
        9,920    6.125%, 8/01/25                                                      8/07 at 101.00           A         11,014,771

       17,870   New York Transitional Finance Authority, New York, Future             8/09 at 101.00      AA+***         20,998,680
                 Tax Secured Bonds, Fiscal Series 2000A, 5.750%, 8/15/24
                 (Pre-refunded to 8/15/09)

                Dormitory Authority of the State of New York, Mental Health
                Services Facilities Improvement Revenue Bonds, Series 1997A:
       19,290    5.750%, 2/15/27 (Pre-refunded to 2/15/07)                            2/07 at 102.00      AA-***         22,062,359
          710    5.750%, 2/15/27                                                      2/07 at 102.00         AA-            748,794

        4,500   New York State Energy Research and Development                        1/04 at 102.00         AAA          4,592,610
                 Authority, Gas Facilities Revenue Bonds, The Brooklyn
                 Union Gas Company Project, Series 1989C, 5.600%, 6/01/25
                 (Alternative Minimum Tax) - MBIA Insured

        3,000   New York State Medical Care Facilities Finance Agency,                2/05 at 102.00         AAA          3,277,620
                 Brookdale Hospital Medical Center Secured Hospital
                 Revenue Bonds, 1995 Series A, 6.850%, 2/15/17
                 (Pre-refunded to 2/15/05)

        4,785   New York State Medical Care Facilities Finance Agency,               11/05 at 102.00         Aa1          5,079,469
                 Health Center Projects Revenue Bonds, Secured Mortgage
                 Program, Series 1995A, 6.375%, 11/15/19

       10,000   Port Authority of New York and New Jersey, Special                   12/07 at 102.00         AAA         11,040,600
                 Project Bonds, JFK International Air Terminal LLC Project,
                 Series 6, 5.750%, 12/01/22 (Alternative Minimum Tax) -
                 MBIA Insured

        5,400   Tobacco Settlement Financing Corporation of New York State,           6/10 at 100.00         AA-          5,728,212
                 Asset-Backed Bonds, Series 2003-A1, 5.500%, 6/01/16

        7,000   Triborough Bridge and Tunnel Authority, New York, General             1/22 at 100.00         AAA          7,878,780
                 Purpose Revenue Bonds, Series 1999B, 5.500%, 1/01/30
                 (Pre-refunded to 1/01/22)

       20,500   TSASC, Inc., New York, Tobacco Flexible Amortization Bonds,           7/09 at 101.00          A3         20,850,755
                 Series 1999-1, 6.250%, 7/15/34


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 1.2%

        7,500   North Carolina Municipal Power Agency Number 1,                       1/13 at 100.00         AAA          7,990,725
                 Catawba Electric Revenue Bonds, Series 2003A,
                 5.250%, 1/01/19 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 4.3%

       22,905   Fargo, North Dakota, Health System Revenue Bonds,                     6/10 at 101.00         AAA         24,005,814
                 MeritCare Obligated Group, Series 2000A, 5.625%, 6/01/31 -
                 FSA Insured

                North Dakota Water Commission, Water Development and
                Management Program Bonds, Series 2000A:
        2,230    5.700%, 8/01/18 - MBIA Insured                                       8/10 at 100.00         AAA          2,508,572
        2,450    5.750%, 8/01/19 - MBIA Insured                                       8/10 at 100.00         AAA          2,757,377


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 2.6%

       16,140   Montgomery County, Ohio, Hospital Facilities Revenue Bonds,             No Opt. Call        BBB+         17,870,047
                 Kettering Medical Center, Series 1999, 6.300%, 4/01/12


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 0.0%

          300   Trustees of the Tulsa Municipal Airport Trust, Oklahoma,             12/08 at 100.00          B-            255,318
                 Revenue Refunding Bonds, Series 2000B, 6.000%, 6/01/35
                 (Alternative Minimum Tax) (Mandatory put 12/01/08)


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 2.4%

        5,000   Oregon Health Sciences University, Revenue Bonds,                     1/13 at 100.00         AAA          5,265,400
                 Series 2002A, 5.250%, 7/01/22 - MBIA Insured

                Portland, Oregon, Water System Revenue Bonds, Series 2000A:
        6,780    5.375%, 8/01/18                                                      8/10 at 100.00         Aa1          7,384,030
        3,655    5.500%, 8/01/20                                                      8/10 at 100.00         Aa1          3,991,187


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 6.4%

        5,000   Delaware County Industrial Development Authority,                     1/08 at 102.00         BBB          5,184,450
                 Pennsylvania, Resource Recovery Revenue Refunding
                 Bonds, Series 1997A, 6.200%, 7/01/19

       15,000   Delaware River Port Authority, Pennsylvania, Revenue                    No Opt. Call         AAA         16,732,350
                 Refunding Bonds, Series 1998B, 5.250%, 1/01/08 -
                 AMBAC Insured

       15,050   Pennsylvania General Obligation Bonds, Second                         9/11 at 101.00          AA         16,299,903
                 Series 2001, 5.000%, 9/15/14


                                       35


                            Nuveen Municipal Market Opportunity Fund, Inc. (NMO) (continued)
                                   Portfolio of INVESTMENTS October 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA (continued)

$       5,000   Pennsylvania Higher Education Assistance Agency,                     12/10 at 100.00         AAA        $ 5,911,250
                 Capital Acquisition Revenue Bonds, Series 2000,
                 5.875%, 12/15/30 (Pre-refunded to 12/15/10) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 1.1%

        8,150   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB          7,360,673
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 5.4%

       24,730   Greenville County School District, South Carolina, Installment       12/12 at 101.00         AA-         26,067,893
                 Purchase Revenue Bonds, Series 2002, 5.500%, 12/01/22

        1,865   Three Rivers Solid Waste Authority, South Carolina,                   1/07 at 102.00         AAA          1,932,979
                 Solid Waste Disposal Facilities Revenue Bonds, Series 1997,
                 5.300%, 1/01/27 - MBIA Insured

       10,000   Tobacco Settlement Revenue Management Authority,                      5/11 at 101.00         BBB          8,811,600
                 South Carolina, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001B, 6.375%, 5/15/28


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 0.9%

        5,000   The Health, Educational, and Housing Facilities Board of              7/13 at 100.00          AA          4,965,650
                 Knox County, Tennessee, Hospital Facilities Revenue Bonds,
                 East Tennessee Children's Hospital, Series 2003A,
                 5.000%, 7/01/23 - RAAI Insured

        1,200   The Health and Educational Facilities Board of the                    1/04 at 102.00         N/R          1,150,164
                 Metropolitan Government of Nashville and Davidson
                 County, Tennessee, Revenue Refunding Bonds, The Blakeford
                 at Green Hills, Series 1998, 5.650%, 7/01/16


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 26.5%

        5,000   Alliance Airport Authority, Inc., Texas, Special Facilities          12/03 at 100.00         CCC          3,491,050
                 Revenue Bonds, American Airlines, Inc. Project,
                 Series 1990, 7.500%, 12/01/29 (Alternative Minimum Tax)

                Arlington Independent School District, Tarrant County, Texas,
                General Obligation Bonds, Series 1995:
        3,710    0.000%, 2/15/12                                                       2/05 at 67.33         Aaa          2,428,863
        3,710    0.000%, 2/15/13                                                       2/05 at 62.94         Aaa          2,270,668

       12,250   Austin, Texas, Hotel Occupancy Tax Subordinate Lien Revenue          11/09 at 100.00         AAA         13,323,713
                 Refunding Bonds, Series 1999, 5.800%, 11/15/29 -
                 AMBAC Insured

       14,200   Brazos River Authority, Texas, Pollution Control Revenue                No Opt. Call         BBB         14,866,548
                 Refunding Bonds, TXU Electric Company Project,
                 Series 2001C, 5.750%, 5/01/36 (Alternative Minimum
                 Tax) (Mandatory put 11/01/11)

                Brownsville Independent School District, Cameron County,
                Texas, General Obligation Bonds, Series 1999:
        5,015    5.625%, 8/15/25                                                      8/09 at 100.00         AAA          5,363,894
        8,825    5.625%, 8/15/29                                                      8/09 at 100.00         AAA          9,428,277

                Clear Creek Independent School District, Galveston and Harris
                Counties, Texas, Unlimited Tax Schoolhouse and Refunding Bonds,
                Series 2000:
       17,325    5.400%, 2/15/18                                                      2/10 at 100.00         AAA         18,787,057
       10,000    5.650%, 2/15/19                                                      2/10 at 100.00         AAA         11,059,800
        6,880    5.700%, 2/15/20                                                      2/10 at 100.00         AAA          7,601,437
        8,020    5.700%, 2/15/21                                                      2/10 at 100.00         AAA          8,804,597

        6,000   Dallas-Fort Worth International Airport Facility Improvement         11/09 at 101.00         CCC          3,960,240
                 Corporation, Texas, Revenue Bonds, American Airlines,
                 Inc., Series 1999, 6.375%, 5/01/35 (Alternative
                 Minimum Tax)

       11,750   Dallas-Fort Worth International Airport Facilities                   11/07 at 100.00         CCC          8,722,025
                 Improvement Corporation, Texas, Revenue Refunding
                 Bonds, American Airlines, Inc., Series 2000C,
                 6.150%, 5/01/29 (Alternative Minimum Tax)
                 (Mandatory put 11/01/07)

       21,500   City of Houston, Texas, Airport System Subordinate Lien               7/10 at 100.00         AAA         22,704,860
                 Revenue Bonds, Series 2000B, 5.500%, 7/01/30 - FSA Insured

       22,500   Houston, Texas, Water and Sewer System Junior Lien                   12/10 at 100.00         AAA         23,052,150
                 Revenue Refunding Bonds, Series 2000B, 5.250%, 12/01/30 -
                 FGIC Insured

        1,250   Houston, Texas, Water and Sewer System Junior Lien Revenue           12/11 at 100.00         AAA          1,291,912
                 Refunding Bonds, Series 2001A, 5.000%, 12/01/20 -
                 FSA Insured


                                       36

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$      15,000   San Antonio Independent School District, Bexar County,                8/09 at 100.00         AAA        $17,493,450
                 Texas, General Obligation Bonds, Series 1999,
                 5.800%, 8/15/29 (Pre-refunded to 8/15/09)

        4,259   Texas General Services Commission, Participation Interests,           9/05 at 100.00           A          4,329,441
                 Series 1992, 7.500%, 9/01/22

        3,970   City of Wichita Falls, Wichita County, Texas, Water and               8/11 at 100.00         AAA          4,068,377
                 Sewer System Priority Lien Revenue Bonds, Series 2001,
                 5.000%, 8/01/21 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 16.1%

        5,500   Public Utility District No. 1 of Clark County, Washington,            1/11 at 100.00         AAA          5,742,880
                 Generating System Revenue Refunding Bonds, Series 2000,
                 5.125%, 1/01/20 - FSA Insured

        2,755   Cowlitz County, Washington, Special Sewer Revenue                       No Opt. Call         AAA          3,121,332
                 Refunding Bonds, CSOB Wastewater Treatment Facilities,
                 Series 2002, 5.500%, 11/01/16 - FGIC Insured

       10,000   Energy Northwest, Washington, Nuclear Project No. 3                   7/11 at 101.00         AAA         10,927,000
                 Electric Revenue Refunding Bonds, Series 2001A,
                 5.500%, 7/01/17 - FSA Insured

        2,500   King County, Washington, Sewer Revenue Bonds,                         1/12 at 100.00         AAA          2,539,200
                 Series 2001, 5.000%, 1/01/23 - FGIC Insured

       33,490   Port of Seattle, Washington, Revenue Bonds, Series 2000A,             8/10 at 100.00         AAA         35,752,250
                 5.625%, 2/01/30 - MBIA Insured

        6,950   Port of Seattle, Washington, Revenue Bonds, Series 2000B,             8/10 at 100.00         AAA          7,225,151
                 5.625%, 2/01/24 (Alternative Minimum Tax) - MBIA Insured

                Seattle, Washington, General Obligation Bonds, Series 2002
                Refunding and Improvement:
        6,165    4.400%, 12/01/19                                                    12/12 at 100.00         AAA          6,107,974
        6,445    4.500%, 12/01/20                                                    12/12 at 100.00         AAA          6,402,979

                City of Tacoma, Washington, Electric System Revenue Bonds,
                Series 2001A Refunding:
        6,630    5.750%, 1/01/17 - FSA Insured                                        1/11 at 101.00         AAA          7,440,783
        3,500    5.750%, 1/01/18 - FSA Insured                                        1/11 at 101.00         AAA          3,916,115

        9,000   State of Washington, Motor Vehicle Fuel Tax General                   1/12 at 100.00         AAA          9,239,130
                 Obligation Bonds, Series 2002C, 5.000%, 1/01/21 -
                 FSA Insured

        7,890   Washington State Higher Education Facilities Authority,              11/09 at 101.00          AA          8,624,875
                 Revenue Bonds, Pacific Lutheran University Project,
                 Series 1999, 5.950%, 11/01/29 - RAAI Insured

        3,520   Washington State Health Care Facilities Authority, Revenue           10/11 at 100.00         Aaa          3,580,860
                 Bonds, Children's Hospital and Regional Medical Center,
                 Series 2001, 5.000%, 10/01/21 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 0.2%

        1,250   Wisconsin Health and Educational Facilities Authority,                3/08 at 101.00         N/R          1,040,980
                 Revenue Bonds, United Lutheran Program for the Aging
                 Inc., Series 1998, 5.700%, 3/01/28


------------------------------------------------------------------------------------------------------------------------------------
                WYOMING - 0.4%

        2,800   Jackson National Rural Utilities Cooperative Financing                5/07 at 101.00           A          2,897,048
                 Corporation, Wyoming, Guaranteed Gas Supply Revenue
                 Bonds, Lower Valley Power and Light Inc. Project,
                 Series 1997B, 5.875%, 5/01/26 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
$   1,019,914   Total Long-Term Investments (cost $977,453,141) - 150.7%                                              1,036,269,730
=============-----------------------------------------------------------------------------------------------------------------------


                                       37


                            Nuveen Municipal Market Opportunity Fund, Inc. (NMO) (continued)
                                   Portfolio of INVESTMENTS October 31, 2003

    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                         RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 1.7%

$      11,900   Chester County Industrial Development Authority,                                          VMIG-1     $   11,900,000
                 Pennsylvania, Archdiocese of Philadelphia, Variable Rate
                 Demand Revenue Bonds, Series 2001, 1.150%, 7/01/31+
------------------------------------------------------------------------------------------------------------------------------------
$      11,900   Total Short-Term Investments (cost $11,900,000)                                                          11,900,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $989,353,141) - 152.4%                                                        1,048,169,730
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.8%                                                                     19,785,422
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (55.2)%                                                       (380,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  687,955,152
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    # On December 9, 2002, UALCorporation, the holding company of United Air Lines, Inc. filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.

                    N/R  Investment is not rated.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.


                                       38


                            Nuveen Dividend Advantage Municipal Fund (NAD)
                            Portfolio of
                                   INVESTMENTS October 31, 2003

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 0.2%

$       1,500   Alabama 21st Century Authority, Tobacco Settlement                    6/10 at 102.00          A1        $ 1,407,630
                 Revenue Bonds, Series 2000, 5.750%, 12/01/20


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 2.6%

       15,000   Maricopa County, Arizona, Pollution Control Corporation,                No Opt. Call         BB+         15,605,550
                 Pollution Control Revenue Remarketing Bonds, El Paso
                 Electric Company, Series 1994A, 6.375%, 7/01/14
                 (Mandatory put 8/01/05)


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 2.1%

        2,475   Department of Water and Power of the City of Los Angeles,             7/06 at 100.00         AA-          2,597,389
                 California, Power System Revenue Bonds, Series 2001A,
                 Subseries A-3, 5.375%, 7/01/20

        9,375   Sacramento County Sanitation District Financing Authority,           12/05 at 101.00          AA         10,189,313
                 California, Revenue Bonds, Series 2000A, 5.875%, 12/01/27


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 2.6%

       10,000   City and County of Denver, Colorado, Airport System Revenue          11/06 at 101.00         AAA         10,436,600
                 Bonds, Series 1996D, 5.500%, 11/15/25 - MBIA Insured

        1,475   City and County of Denver, Colorado, Multifamily Housing             10/07 at 102.00         AAA          1,512,023
                 Revenue Bonds, FHA-Insured Mortgage Loan - The Boston
                 Lofts Project, Series 1997A, 5.750%, 10/01/27 (Alternative
                 Minimum Tax)

        3,205   City and County of Denver, Colorado, Airport Special Facilities       1/09 at 101.00         AAA          3,579,921
                 Revenue Bonds, Rental Car Projects, Series 1999A,
                 6.000%, 1/01/12 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 0.5%

                Connecticut Development Authority, Health Facility Refunding
                Revenue Bonds, Alzheimer's Resource Center of Connecticut,
                Inc. Project, Series 1994A:
          290    6.875%, 8/15/04                                                        No Opt. Call         N/R            289,684
        2,700    7.125%, 8/15/14                                                      8/04 at 102.00         N/R          2,592,891


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 2.7%

        1,630   Florida Housing Finance Agency, Housing Revenue Bonds,               12/07 at 102.00         AAA          1,707,686
                 Mar Lago Village Apartments Project, Series 1997F,
                 5.800%, 12/01/17 (Alternative Minimum Tax) -
                 AMBAC Insured

       13,625   Martin County, Florida, Industrial Development Authority,            12/04 at 102.00        BBB-         14,233,629
                 Industrial Development Revenue Bonds, Indiantown
                 Cogeneration, L.P. Project, Series 1994A, 7.875%, 12/15/25
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 1.4%

        4,000   Forsyth County Water and Sewerage Authority, Georgia,                 4/10 at 102.00       AA***          4,736,360
                 Revenue Bonds, Series 2000, 6.000%, 4/01/25
                 (Pre-refunded to 4/01/10)

        3,500   The Hospital Authority of Hall County and the City of Gainesville,    5/09 at 101.00         AAA          3,620,610
                 Georgia, Revenue Anticipation Certificates, Northeast Georgia
                 Health System, Inc. Project, Series 1999, 5.500%, 5/15/29 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                IDAHO - 0.8%

        1,045   Idaho Housing and Finance Association, Single Family                  7/09 at 101.00         Aa2          1,088,984
                 Mortgage Bonds, Series 1999E, 5.750%, 1/01/21
                 (Alternative Minimum Tax)

        1,690   Idaho Housing and Finance Association, Single Family                  1/10 at 100.00         Aa2          1,781,970
                 Mortgage Bonds, Series 2000D, 6.350%, 7/01/22
                 (Alternative Minimum Tax)

        1,595   Idaho Housing and Finance Association, Single Family                  7/10 at 100.00         Aaa          1,683,028
                 Mortgage Bonds, Series 2000E, 5.950%, 7/01/20
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 33.2%

        3,635   Channahon, Illinois, Revenue Refunding Bonds, Morris                 12/09 at 102.00        BBB+          3,796,358
                 Hospital, Series 1999, 5.750%, 12/01/12

       22,750   City of Chicago, Illinois, General Obligation Bonds, Emergency          No Opt. Call         AAA         25,107,355
                 Telephone System, Refunding Series 1999, 5.500%, 1/01/23 -
                 FGIC Insured


                                       39


                            Nuveen Dividend Advantage Municipal Fund (NAD) (continued)
                                   Portfolio of INVESTMENTS October 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

$       7,250   Chicago School Reform Board of Trustees of the Board of                 No Opt. Call         AAA        $ 7,980,075
                 Education of the City of Chicago, Illinois, Unlimited Tax
                 General Obligation Bonds, Dedicated Tax Revenues,
                 Series 1999A, 5.500%, 12/01/26 - FGIC Insured

                Chicago, Illinois, FHA/GNMA Multifamily Housing Revenue
                Bonds, Archer Court Apartments, Series 1999A:
          935    5.500%, 12/20/19 (Alternative Minimum Tax)                          10/10 at 101.00         AAA            976,645
        1,210    5.600%, 12/20/29 (Alternative Minimum Tax)                          10/10 at 101.00         AAA          1,232,688
        1,925    5.650%, 12/20/40 (Alternative Minimum Tax)                          10/10 at 101.00         AAA          1,955,550

        4,940   City of Chicago, Illinois, Wastewater Transmission Revenue            1/06 at 102.00         AAA          4,990,190
                 Bonds, Series 1995, 5.125%, 1/01/25 - FGIC Insured

        5,000   City of Chicago, Illinois, Water Revenue Bonds, Series 1997,         11/07 at 102.00         AAA          5,115,300
                 5.250%, 11/01/27 - FGIC Insured

       24,835   Illinois Development Finance Authority, Revenue Bonds,                9/07 at 102.00         AAA         26,395,135
                 The Presbyterian Home of Lake Forest Project, Series 1999,
                 5.625%, 9/01/31 - FSA Insured

        3,935   Illinois Development Finance Authority, Local Government                No Opt. Call         Aaa          2,375,796
                 Program Revenue Bonds, Round Lake Community Unit
                 School District 116 Project, Series 1999, 0.000%, 1/01/15 -
                 MBIA Insured

        2,750   Illinois Educational Facilities Authority, Revenue Bonds,             9/09 at 100.00         AAA          2,988,095
                 MJH Education Assistance Illinois LLC, Series 1999D,
                 5.450%, 9/01/14 - AMBAC Insured

                Illinois Health Facilities Authority, Revenue Bonds, Loyola
                University Health System, Series 1997A:
        1,600    5.000%, 7/01/24 (Pre-refunded to 7/01/07) - MBIA Insured             7/07 at 101.00         AAA          1,787,648
        5,400    5.000%, 7/01/24 - MBIA Insured                                       7/07 at 101.00         AAA          5,440,662

        5,490   Illinois Health Facilities Authority, Revenue Bonds, Sarah            2/07 at 102.00           A          5,655,578
                 Bush Lincoln Health Center, Series 1996B, 5.500%, 2/15/16

       17,280   Illinois Health Facilities Authority Converted Adjustable            10/07 at 102.00         AAA         20,172,845
                 Rate Revenue Bonds, Highland Park Hospital, Series 1991A,
                 6.000%, 10/01/15 (Pre-refunded to 10/01/07) - FGIC Insured

        9,940   Illinois Health Facilities Authority, Revenue Bonds, University       8/11 at 103.00         Aa1         10,777,644
                 of Chicago Project, Series 1985A Remarketed,
                 5.500%, 8/01/20

        7,245   Illinois Health Facilities Authority, Revenue Refunding Bonds,        1/04 at 100.00         BB+          7,167,841
                 Proctor Community Hospital Project, Series 1991,
                 7.375%, 1/01/23

                Metropolitan Pier and Exposition Authority, Illinois, McCormick
                Place Expansion Project Refunding Bonds, Series 1996A:
        9,750    0.000%, 12/15/22 - MBIA Insured                                        No Opt. Call         AAA          3,595,215
       13,000    0.000%, 12/15/23 - MBIA Insured                                        No Opt. Call         AAA          4,472,130

       20,500   Metropolitan Pier and Exposition Authority, Illinois,                12/09 at 101.00         AAA         21,683,875
                 McCormick Place Expansion Project Bonds, Series 1999A,
                 5.500%, 12/15/24 - FGIC Insured

                Regional Transportation Authority, Cook, DuPage, Kane, Lake,
                McHenry and Will Counties, Illinois, General Obligation Bonds,
                Series 1999:
       22,650    5.750%, 6/01/19 - FSA Insured                                          No Opt. Call         AAA         26,029,833
        3,500    5.750%, 6/01/23 - FSA Insured                                          No Opt. Call         AAA          3,969,350

        5,000   Robbins, Illinois, Resources Recovery Revenue Bonds,                    No Opt. Call         N/R          1,853,950
                 Restructuring Project, Series 1999C, Guaranteed by Foster
                 Wheeler, 7.250%, 10/15/24 (Alternative Minimum Tax)

        4,500   Will County School District No. 122, New Lenox, Illinois,               No Opt. Call         Aaa          2,176,965
                 General Obligation Bonds, Series 2000B, 0.000%, 11/01/18 -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 3.9%

        8,000   Indiana Health Facility Financing Authority, Hospital Revenue         8/10 at 101.50         AAA          8,379,200
                 Bonds, Clarian Health Obligated Group, Series 2000A,
                 5.500%, 2/15/26 - MBIA Insured

        8,755   Indiana Health Facility Financing Authority, Hospital Revenue        11/09 at 101.00         AAA         10,168,320
                 Bonds, Charity Obligated Group, Series 1999D,
                 5.500%, 11/15/24 (Pre-refunded to 11/15/09) -
                 MBIA Insured

        4,190   Indianapolis, Indiana, Economic Development Revenue                   6/09 at 101.00         Aa3          4,419,612
                 Bonds, Park Tudor Foundation Inc., Project, Series 1999,
                 5.700%, 6/01/24


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 2.0%

       11,135   Iowa Higher Education Loan Authority, Private College                10/10 at 102.00         N/R         11,758,671
                 Facility Revenue Bonds, Waldorf College Project,
                 Series 1999, 7.375%, 10/01/19


                                       40

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 0.6%

$       3,825   Wichita, Kansas, Water and Sewer Utility Revenue Bonds,              10/06 at 101.00         AAA        $ 3,672,995
                 Series 1999, 4.000%, 10/01/18 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 5.6%

        3,030   Hardin County School District Finance Corporation, Kentucky,          2/10 at 101.00         Aa3          3,370,057
                 School Building Revenue Bonds, Series 2000, 5.750%, 2/01/20

                Kentucky Economic Development Financing Authority, Hospital
                System Revenue and Refunding Improvement Bonds,
                 Applachian Regional Healthcare, Inc. Project, Series 1997:
        1,850    5.850%, 10/01/17                                                     4/08 at 102.00         BB-          1,701,445
        5,000    5.875%, 10/01/22                                                     4/08 at 102.00         BB-          4,414,250

                Newport Public Properties Corporation, Kentucky, First Mortgage
                Revenue Bonds, Public Parking and Plaza Project, Series 2000A:
       16,730    8.375%, 1/01/18                                                      7/10 at 104.00         N/R         16,084,222
        3,000    8.500%, 1/01/27                                                      7/10 at 104.00         N/R          2,895,570
        4,985    8.375%, 1/01/27                                                      7/10 at 104.00         N/R          4,754,793


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 1.7%

        2,245   City of Lafayette, Louisiana, Public Improvement Sales Tax            5/10 at 101.50         AAA          2,415,800
                 Bonds, Series 2000B, 5.625%, 5/01/25 - FGIC Insured

        9,545   Tobacco Settlement Financing Corporation, Louisiana,                  5/11 at 101.00         BBB          7,794,447
                 Asset-Backed Bonds, Series 2001B, 5.500%, 5/15/30


------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 0.9%

        5,000   Community Development Administration, Maryland Department             9/09 at 100.00         Aa2          5,215,300
                 of Housing and Community Development, Residential
                 Revenue Bonds, Series 2000G, 5.950%, 9/01/29
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 1.8%

        1,500   Boston, Massachusetts, Industrial Development Financing               9/12 at 102.00         N/R          1,455,780
                 Authority, Subordinate Revenue Bonds, Crosstown Center
                 Project, Series 2002, 8.000%, 9/01/35 (Alternative
                 Minimum Tax)

          785   Massachusetts Port Authority, Special Facilities Revenue              9/06 at 102.00         AAA            807,828
                 Bonds, US Air Project, Series 1996-A, 5.875%, 9/01/23
                 (Alternative Minimum Tax) - MBIA Insured

        7,000   Massachusetts Port Authority, Special Facilities Revenue              7/07 at 102.00         AAA          7,417,410
                 Bonds, BOSFUEL Corporation Project, Series 1997,
                 5.500%, 7/01/18 (Alternative Minimum Tax) -
                 MBIA Insured

          955   Massachusetts Housing Finance Agency, Single Family                  12/04 at 102.00          AA            984,853
                 Housing Revenue Bonds, Series 32, 6.600%, 12/01/26
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 1.6%

                Detroit, Michigan, Water Supply System Revenue Bonds,
                Senior Lien, Series 2001A:
        2,565    5.250%, 7/01/33 (Pre-refunded to 7/01/11) - FGIC Insured             7/11 at 100.00         AAA          2,903,093
        2,435    5.250%, 7/01/33 - FGIC Insured                                       7/11 at 100.00         AAA          2,505,225

        4,000   Wayne County, Michigan, Airport Revenue Bonds, Detroit               12/08 at 101.00         AAA          4,249,120
                 Metropolitan Wayne County Airport, Series 1998A,
                 5.375%, 12/01/16 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 0.8%

        2,250   Minneapolis-St. Paul Metropolitan Airports Commission,                4/11 at 101.00         N/R          2,052,990
                 Minnesota, Special Facilities Revenue Bonds, Northwest
                 Airlines, Inc. Project, Series 2001A, 7.000%, 4/01/25
                 (Alternative Minimum Tax)

        2,510   Minnesota Housing Finance Agency, Single Family                       1/10 at 101.00         AA+          2,564,316
                 Mortgage Bonds, Series 1998H-1, 5.650%, 7/01/31
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 1.4%

                Health and Educational Facilities Authority of the State of
                Missouri, Revenue Bonds, SSM Health Care Series 2001A:
        4,370    5.250%, 6/01/21 - AMBAC Insured                                      6/11 at 101.00         AAA          4,577,269
        3,670    5.250%, 6/01/28 - AMBAC Insured                                      6/11 at 101.00         AAA          3,764,392


------------------------------------------------------------------------------------------------------------------------------------
                MONTANA - 0.9%

        3,900   Montana Board of Housing, Single Family Mortgage Bonds,              12/09 at 100.00         AA+          4,104,360
                  Series 2000A-2, 6.450%, 6/01/29 (Alternative Minimum Tax)


                                       41


                            Nuveen Dividend Advantage Municipal Fund (NAD) (continued)
                                   Portfolio of INVESTMENTS October 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MONTANA (continued)

$       1,000   Montana Higher Education Student Assistance Corporation,             12/09 at 100.00          A2        $ 1,048,100
                 Student Loan Revenue Bonds, Subordinate Series 1999B,
                 6.400%, 12/01/32 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 0.4%

        2,000   Nebraska Higher Education Loan Program Incorporated,                    No Opt. Call         AAA          2,170,240
                 Senior Subordinate Bonds, Series 1993A-5A,
                 6.200%, 6/01/13 (Alternative Minimum Tax) -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 0.7%

        4,250   New Hampshire Housing Finance Authority Single Family                 7/05 at 102.00         Aa2          4,355,060
                 Mortgage Acquisition Revenue Bonds, Series 1995D,
                 6.550%, 7/01/26 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 8.2%

        3,835   New Jersey Higher Education Student Assistance Authority,             6/10 at 101.00         AAA          4,239,286
                 Student Loan Revenue Bonds, Series 2000A,
                 6.000%, 6/01/13 (Alternative Minimum Tax) -
                 MBIA Insured

        2,000   New Jersey Health Care Facilities Financing Authority,                8/11 at 100.00         AAA          2,064,660
                 FHA-Insured Mortgage Revenue Bonds, Jersey City
                 Medical Center Issue, Series 2001, 4.800%, 8/01/21 -
                 AMBAC Insured

       15,600   New Jersey Economic Development Authority, Solid Waste                  No Opt. Call         N/R         10,725,000
                 Facilities Revenue Bonds, Bridgewater Resources Inc.
                 Project, Series 1999B, 8.250%, 6/01/19 (Alternative
                 Minimum Tax)##

          475   New Jersey Economic Development Authority, Solid Waste                  No Opt. Call         N/R            327,156
                 Revenue Bonds, Bridgewater Resources Inc. Project,
                 Series 2003C, 0.000%, 6/30/05##

        4,130   New Jersey Transit Corporation, Federal Transit                         No Opt. Call         AAA          4,690,524
                 Administration Grants, Certificates of Participation,
                 Series 2002A, 5.500%, 9/15/13 - AMBAC Insured

        4,000   New Jersey Transportation Trust Fund Authority,                         No Opt. Call         AA-          4,608,040
                 Transportation System Bonds, Series 1999A,
                 5.750%, 6/15/18

       10,000   Port Authority of New York and New Jersey, Special                   12/07 at 102.00         AAA         11,211,900
                 Project Bonds, JFK International Air Terminal LLC Project,
                 Series 6, 5.900%, 12/01/17 (Alternative Minimum Tax) -
                 MBIA Insured

                Tobacco Settlement Financing Corporation, New Jersey,
                Tobacco Settlement Asset-Backed Bonds, Series 2002:
       10,000    5.750%, 6/01/32                                                      6/12 at 100.00         BBB          8,611,100
        3,165    6.125%, 6/01/42                                                      6/12 at 100.00         BBB          2,606,631


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 19.1%

        1,940   Cattaraugus County Industrial Development Agency,                       No Opt. Call         N/R          1,240,727
                 New York, Revenue Bonds, Laidlaw Energy and
                 Environmental Inc. Project, Series 1999A,
                 8.500%, 7/01/21 (Alternative Minimum Tax)#

        5,000   Long Island Power Authority, New York, Electric System                6/08 at 101.00         AAA          5,172,900
                 General Revenue Bonds, Series 1998A, 5.250%, 12/01/26 -
                 FSA Insured

                County of Nassau, New York, General Obligation Serial
                Improvement Bonds, Series B:
        4,005    5.250%, 6/01/19 - AMBAC Insured                                      6/09 at 102.00         AAA          4,332,449
        7,005    5.250%, 6/01/20 - AMBAC Insured                                      6/09 at 102.00         AAA          7,517,346
        7,005    5.250%, 6/01/21 - AMBAC Insured                                      6/09 at 102.00         AAA          7,469,291

        2,000   City of New York, New York, General Obligation Bonds,                 2/08 at 101.00         AAA          2,178,500
                 Fiscal Series 1998E, 5.250%, 8/01/14 - AMBAC Insured

       14,000   City of New York, New York, General Obligation Bonds,                 2/08 at 101.00         AAA         14,719,880
                 Series 1998F, 5.375%, 8/01/19 - MBIA Insured

        2,525   New York City Transitional Finance Authority, New York,               8/07 at 101.00      AA+***          2,833,378
                 Future Tax Secured Bonds, Fiscal Series 1998A,
                 5.000%, 8/15/27 (Pre-refunded to 8/15/07)

       12,350   New York City Transitional Finance Authority, Future Tax              5/10 at 101.00      AA+***         14,322,295
                 Secured Bonds, Fiscal Series 2000C, 5.500%, 11/01/29
                 (Pre-refunded to 5/01/10)

       10,000   New York City Transitional Finance Authority, New York,               8/09 at 101.00      AA+***         11,750,800
                 Future Tax Secured Bonds, Fiscal Series 2000A,
                 5.750%, 8/15/24 (Pre-refunded to 8/15/09)

        4,400   Dormitory Authority of the State of New York, Mental                  2/07 at 102.00         AAA          4,766,300
                 Health Services Facilities Improvement Revenue Bonds,
                 Series 1996E, 5.250%, 2/15/18 - AMBAC Insured

        2,170   Dormitory Authority of the State of New York, Frances                 7/07 at 102.00          AA          2,383,810
                 Schervier Home & Hospital Insured Revenue Bonds,
                 Franciscan Health Partnership Obligated Group,
                 Series 1997, 5.500%, 7/01/17 - RAAI Insured


                                       42

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK (continued)

                Dormitory Authority of the State of New York, Mental Health
                Services Facilities Improvement Revenue Bonds, Series 1996B:
$       4,305    5.125%, 8/15/21 (Pre-refunded to 2/15/06) - MBIA Insured             2/06 at 100.00         AAA        $ 4,736,921
          165    5.125%, 8/15/21 - MBIA Insured                                       2/06 at 102.00         AAA            171,250

        7,500   Dormitory Authority of the State of New York, Secured                 2/08 at 101.50         AAA          7,949,325
                 Hospital Revenue Refunding Bonds, Wyckoff Heights
                 Medical Center, Series 1998H, 5.300%, 8/15/21 -
                 MBIA Insured

       10,000   Dormitory Authority of the State of New York, City University         7/09 at 101.00         AAA         11,596,200
                 System Consolidated Third General Resolution Revenue
                 Bonds, 1999 Series 1, 5.500%, 7/01/29 (Pre-refunded
                 to 7/01/09) - FSA Insured

        2,000   Dormitory Authority of the State of New York, City University         1/08 at 102.00         AAA          2,290,120
                 System Consolidated Third General Resolution Revenue
                 Bonds, 1997 Series 1, 5.375%, 7/01/24 (Pre-refunded
                 to 1/01/08) - FSA Insured

        7,500   New York State Urban Development Corporation, Correctional            1/06 at 102.00         AAA          8,270,025
                 Facilities Revenue Bonds, Series 6, 5.375%, 1/01/25
                 (Pre-refunded to 1/01/06) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 0.6%

        3,000   County of Wake, North Carolina, General Obligation School             2/11 at 102.00         AAA          3,275,850
                 Bonds, Series 2001B, 5.250%, 2/01/17


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 4.4%

        2,300   Amherst Exempted Village School District, Ohio, General              12/11 at 100.00         Aaa          2,388,205
                 Obligation Unlimited Tax School Improvement Bonds,
                 Series 2001, 5.125%, 12/01/21 - FGIC Insured

        3,635   Franklin County, Ohio, FHA-Insured Multifamily Housing                1/05 at 103.00          Aa          3,677,202
                 Mortgage Revenue Bonds, Hamilton Creek Apartments
                 Project, Series 1994A, 5.550%, 7/01/24 (Alternative
                 Minimum Tax)

        5,650   Ohio Water Development Authority, Solid Waste Disposal                9/08 at 102.00         N/R          5,206,645
                 Revenue Bonds, Bay Shore Power Project, Series 1998A,
                 5.875%, 9/01/20 (Alternative Minimum Tax)

       13,500   Ohio Water Development Authority, Solid Waste Disposal                9/09 at 102.00         N/R         13,437,495
                 Revenue Bonds, Bay Shore Power Project, Convertible
                 Series 1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)

        1,115   Warren County, Ohio, Special Assessment Bonds,                       12/07 at 101.00         Aa2          1,236,167
                 Waterstone Boulevard, Series 1997 General Obligation,
                 5.500%, 12/01/17


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 0.4%

        2,255   Portland, Oregon, Downtown Waterfront Urban Renewal                   6/10 at 101.00         Aaa          2,461,400
                 and Redevelopment Bonds, Series 2000A, 5.500%, 6/15/20 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 5.0%

        3,480   Allegheny County, Pennsylvania, Hospital Development                 11/10 at 102.00           B          3,575,770
                 Authority, Health System Revenue Bonds,  Series 2000B,
                 West Penn Allegheny Health System, 9.250%, 11/15/22

        2,365   Carbon County Industrial Development Authority,                         No Opt. Call        BBB-          2,541,997
                 Pennsylvania, Resource Recovery Revenue Refunding
                 Bonds, Panther Creek Partners Project, Series 2000,
                 6.650%, 5/01/10 (Alternative Minimum Tax)

       18,900   City of Philadelphia Airport Revenue Refunding Bonds,                 6/08 at 102.00         AAA         20,034,000
                 Pennsylvania, Philadelphia Airport System, Series 1998A,
                 5.500%, 6/15/18 (Alternative Minimum Tax) - FGIC Insured

        3,205   Philadelphia School District, Pennsylvania, General                   8/12 at 100.00         AAA          3,567,325
                 Obligation Bonds, Series 2002B, 5.625%, 8/01/16 -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 2.7%

        2,015   Central Falls, Rhode Island, General Obligation School Bonds,         5/09 at 102.00          AA          2,261,797
                 Series 1999, 6.250%, 5/15/20 - RAAI Insured

        3,500   Providence Redevelopment Agency, Rhode Island, Revenue                4/10 at 101.00         Aaa          3,831,310
                 Bonds, Public Safety and Municipal Building Projects,
                 Series 1999A, 5.750%, 4/01/29 - AMBAC Insured

       12,000   Tobacco Settlement Financing Corporation of Rhode Island,             6/12 at 100.00         BBB         10,184,400
                 Asset-Backed Bonds, Series 2002A, 6.125%, 6/01/32


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 2.3%

        5,260   Memphis-Shelby County Airport Authority, Tennessee,                   3/10 at 101.00         AAA          5,682,536
                 Airport Revenue Bonds, Series 1999D, 6.000%, 3/01/24
                 (Alternative Minimum Tax) - AMBAC Insured

        2,425   Memphis-Shelby County Airport Authority, Tennessee,                   3/11 at 100.00         AAA          2,457,956
                 Airport Revenue Bonds, Series 2001B, 5.125%, 3/01/26 -
                 FSA Insured


                                       43


                            Nuveen Dividend Advantage Municipal Fund (NAD) (continued)
                                   Portfolio of INVESTMENTS October 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE (continued)

$       3,625   Tennessee Housing Development Agency, Homeownership                   7/10 at 101.00          AA        $ 3,771,051
                 Program Bonds, Issue 2000-1, 6.375%, 7/01/25
                 (Alternative Minimum Tax)

        1,790   Tennessee Housing Development Agency, Homeownership                   7/10 at 100.00          AA          1,855,138
                 Program Bonds, Issue 2000-2B, 6.250%, 1/01/20
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 14.2%

        1,000   Alliance Airport Authority, Inc., Texas, Special Facilities          12/03 at 100.00         CCC            698,210
                 Revenue Bonds, American Airlines, Inc. Project, Series 1990,
                 7.500%, 12/01/29 (Alternative Minimum Tax)

       10,000   Austin, Texas, Airport System Prior Lien Revenue Bonds,              11/05 at 102.00         AAA         11,009,900
                 Series 1995A, 6.125%, 11/15/25 (Alternative Minimum
                 Tax) - MBIA Insured

        2,560   Brazos River Authority, Texas, Pollution Control Revenue              4/13 at 101.00         BBB          2,848,896
                 Refunding Bonds, TXU Electric Company Project,
                 Series 1999C, 7.700%, 4/01/32 (Alternative Minimum Tax)

        4,675   Carrollton-Farmers Branch Independent School District,                2/09 at 100.00         AAA          5,452,967
                 Dallas County, Texas, School Building Unlimited Tax Bonds,
                 Series 1999, 6.000%, 2/15/20 (Pre-refunded to 2/15/09)

                Coppell Independent School District, Dallas County, Texas,
                Unlimited Tax School Building and Refunding Bonds, Series 1999:
        5,130    0.000%, 8/15/20                                                       8/09 at 52.47         AAA          2,058,669
        7,000    0.000%, 8/15/21                                                       8/09 at 49.48         AAA          2,623,600
        7,345    0.000%, 8/15/23                                                       8/09 at 44.01         AAA          2,381,102
        7,000    0.000%, 8/15/24                                                       8/09 at 41.50         AAA          2,126,320
        7,350    0.000%, 8/15/25                                                       8/09 at 39.14         AAA          2,099,234
        7,000    0.000%, 8/15/26                                                       8/09 at 36.91         AAA          1,879,080

        2,000   Dallas-Ft. Worth, Texas, International Airport Facilities            11/05 at 100.00         CCC          1,725,420
                 Improvement Corporation, Revenue Refunding Bonds,
                 American Airlines, Series 2000B, 6.050%, 5/01/29
                 (Alternative Minimum Tax) (Mandatory put 11/01/05)

        6,000   Dallas-Fort Worth, Texas, International Airport Facilities           11/07 at 100.00         CCC          4,453,800
                 Improvement Corporation, Revenue Refunding Bonds,
                 American Airlines, Series 2000C, 6.150%, 5/01/29
                 (Alternative Minimum Tax) (Mandatory put 11/01/07)

                Harris County, Texas, Health Facilities Development
                Corporation, Revenue Bonds, Christus Health, Series 1999A:
       12,000    5.375%, 7/01/24 - MBIA Insured                                       7/09 at 101.00         AAA         12,478,320
       11,000    5.375%, 7/01/29 - MBIA Insured                                       7/09 at 101.00         AAA         11,409,750

        2,500   Jefferson County, Texas, Certificates of Obligation,                  8/10 at 100.00         AAA          2,956,750
                 Series 2000, 6.000%, 8/01/25 (Pre-refunded to 8/01/10) -
                 FSA Insured

        4,245   Laredo Independent School District, Webb County, Texas,               8/09 at 100.00         AAA          4,373,836
                 Unlimited Tax School Building Bonds, Series 1999,
                 5.250%, 8/01/24

        2,000   Laredo, Texas, Sports Venue Sales Tax Revenue Bonds,                  3/09 at 100.00         AAA          2,064,520
                 Series 2001, 5.300%, 3/15/26 - FGIC Insured

        1,500   Port Arthur, Texas, Jefferson County, General Obligation              2/07 at 100.00         AAA          1,526,955
                 Bonds, Series 1997, 5.000%, 2/15/21 - MBIA Insured

       10,000   Tarrant County Health Facilities Development Corporation              2/08 at 102.00         AAA         10,597,200
                 Texas Health Resources System Revenue Bonds,
                 Series 1997A, 5.250%, 2/15/17 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 1.2%

          195   Utah Housing Finance Agency, Single Family Mortgage                   7/04 at 102.00         AAA            198,853
                 Senior Bonds, Federally Insured or Guaranteed Mortgage
                 Loans, Series 1994F, 7.000%, 7/01/27 (Alternative
                 Minimum Tax)

                Utah Housing Finance Agency, Single Family Mortgage Bonds, 1999
                Series C-2 Class I:
        1,795    5.700%, 7/01/19 (Alternative Minimum Tax)                            1/10 at 101.50         AAA          1,888,843
          910    5.750%, 7/01/21 (Alternative Minimum Tax)                            1/10 at 101.50          AA            950,886

        1,685   Utah Housing Finance Agency, Single Family Mortgage                   7/09 at 101.00          AA          1,764,347
                 Bonds, Series 1999D, 5.850%, 7/01/21 (Alternative
                 Minimum Tax)

          350   Utah Housing Finance Agency, Single Family Mortgage                   7/09 at 101.50         Aa2            373,009
                 Bonds, Series 1999F, 6.300%, 7/01/21 (Alternative
                 Minimum Tax)

        1,800   Utah Housing Finance Agency, Single Family Mortgage                   7/10 at 100.00         AA-          1,860,660
                 Bonds, Series 2000F-2, Class III, 6.000%, 1/01/15
                 (Alternative Minimum Tax)


                                       44

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 1.4%

$       4,815   Metropolitan Washington Airports Authority, Virginia, Airport        10/04 at 100.00         AAA        $ 4,936,482
                 System Revenue Bonds, Series 1994A, 5.500%, 10/01/24
                 (Alternative Minimum Tax) - MBIA Insured

        3,395   Virginia Small Business Financing Authority, Industrial              11/09 at 102.00         N/R          3,345,399
                 Development Water Revenue Bonds, S.I.L. Clean Water,
                 LLC Project, Series 1999, 7.250%, 11/01/24 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 10.7%

        4,000   Energy Northwest, Washington, Nuclear Project No. 3                   7/13 at 100.00         Aa1          4,387,760
                 Electric Revenue Bonds, Series 2003A Refunding,
                 5.500%, 7/01/17

                Port of Seattle, Washington, Special Facility Revenue Bonds,
                Terminal 18 Project, Series 1999B:
        1,755    6.000%, 9/01/15 (Alternative Minimum Tax) - MBIA Insured             3/10 at 101.00         AAA          1,920,409
        2,590    6.000%, 9/01/16 (Alternative Minimum Tax) - MBIA Insured             3/10 at 101.00         AAA          2,823,618

                Port of Seattle, Washington, Special Facilities Revenue Bonds,
                Terminal 18 Project, Series 1999C:
          875    6.000%, 9/01/15 (Alternative Minimum Tax) - MBIA Insured             3/10 at 101.00         AAA            957,469
        1,260    6.000%, 9/01/16 (Alternative Minimum Tax) - MBIA Insured             3/10 at 101.00         AAA          1,373,652

        9,760   City of Tacoma, Washington, Electric System Revenue Bonds,            1/11 at 101.00         AAA         10,622,296
                 Series 2001A Refunding, 5.625%, 1/01/21 - FSA Insured

        7,725   Tobacco Settlement Authority, Washington State, Tobacco               6/13 at 100.00         BBB          7,121,369
                 Settlement Asset-Backed Revenue Bonds, Series 2002,
                 6.500%, 6/01/26

       11,605   State of Washington, Certificates of Participation,                   7/09 at 100.00         AAA         12,531,775
                 Washington State Convention and Trade Center, Series 1999,
                 5.250%, 7/01/16 - MBIA Insured

        3,350   State of Washington, General Obligation Compound Interest               No Opt. Call         AAA          1,678,049
                 Bonds, Series 1999S-2, 0.000%, 1/01/18 - FSA Insured

                State of Washington, General Obligation Compound Interest
                Bonds, Series 1999S-3:
       17,650    0.000%, 1/01/20                                                        No Opt. Call         AA+          7,708,991
       18,470    0.000%, 1/01/21                                                        No Opt. Call         AA+          7,549,613

        4,800   Washington Public Power Supply System, Nuclear Project                7/07 at 102.00         AAA          5,171,856
                 No. 3 Refunding Revenue Bonds, Series 1997A,
                 5.250%, 7/01/16 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 6.3%

        3,810   City of La Crosse, Wisconsin, Industrial Development                 12/08 at 102.00         AAA          4,143,832
                 Refunding Revenue Bonds, Dairyland Power Cooperative
                 Project, Series 1997C, 5.550%, 2/01/15 - AMBAC Insured

        4,180   Wisconsin Health and Educational Facilities Authority,                5/09 at 101.00           A          4,193,460
                 Revenue Bonds, Kenosha Hospital and Medical Center Inc.
                 Project, Series 1999, 5.625%, 5/15/29

                Wisconsin Health and Educational Facilities Authority,
                Revenue Bonds, FH Healthcare Development Inc. Project,
                Series 1999:
        8,375    6.250%, 11/15/20                                                    11/09 at 101.00         N/R          8,813,599
        5,000    6.250%, 11/15/28                                                    11/09 at 101.00         N/R          5,185,950

       12,700   Wisconsin Health and Educational Facilities Authority,                8/09 at 101.00         Aaa         13,358,491
                 Revenue Bonds, Mercy Health System Corporation,
                 Series 1999, 5.500%, 8/15/25 - AMBAC Insured

        2,200   Wisconsin Health and Educational Facilities Authority,                8/13 at 100.00           A          2,065,840
                 Revenue Bonds, Wheaton Franciscan Services,
                 Series 2003A, 5.125%, 8/15/33
------------------------------------------------------------------------------------------------------------------------------------
$     901,055   Total Long-Term Investments (cost $810,194,357) - 144.9%                                                862,687,804
=============-----------------------------------------------------------------------------------------------------------------------


                                       45


                            Nuveen Dividend Advantage Municipal Fund (NAD) (continued)
                                   Portfolio of INVESTMENTS October 31, 2003
    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                         RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 1.8%

$       5,250   California Statewide Communities Development Authority,                                      A-1     $    5,250,000
                 Variable Rate Demand Revenue Bonds, Fremont-Rideout
                 Health Group, Series 2001A, 1.100%, 1/01/31 -
                 AMBAC Insured+

        2,300   Fulton County Residential Care Facilities Authority,                                        A-1+          2,300,000
                 Georgia, Variable Rate Demand Revenue Refunding
                 Bonds, Lenbrook Square Foundation Inc., Series 1996,
                 1.200%, 1/01/18+

        3,300   Massachusetts Health and Educational Facilities                                             A-1+          3,300,000
                 Authority, Revenue Bonds, Wellesley College Variable Rate
                 Demand Obligations, Series 1999G, 1.080%, 7/01/39+
------------------------------------------------------------------------------------------------------------------------------------
$      10,850   Total Short-Term Investments (cost $10,850,000)                                                          10,850,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $821,044,357) - 146.7%                                                          873,537,804
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.9%                                                                     16,728,426
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.6)%                                                       (295,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  595,266,230
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    #    Non-income producing security. In August 2002,
                         Cattaraugus Acquisition Corp. (an entity formed by several Nuveen Funds owning various interests in the Laidlaw Energy and Environmental Inc. project) took possession of 80% of the Laidlaw Energy assets on behalf of the various Nuveen Funds. Cattaraugus
                         Acquisition Corp. has determined that a sale of the facility is in the best interests of shareholders and is proceeding accordingly.

                    ##   Non-income producing security. In June 2003, Waste
                         Solutions Group, Inc. (an entity formed for the benefit of Nuveen Dividend Advantage Municipal Fund (NAD) which owns various interests in the Bridgewater Resources
                         Inc. project) took possession of 45% of the Bridgewater
                         Resources Inc. assets on behalf of the Fund.
                         Bridgewater Resources Inc. emerged from bankruptcy in June 2003. NAD, via Waste Solutions Group Inc., has agreed to allow debt service reserve monies to be used for capital expenses, and has also agreed to a debt service moratorium until December 2005. Nuveen Advisory
                         Corp. will continue to actively monitor the Bridgewater
                         Resources, Inc. project, and to cause NAD and Waste
                         Solutions Group Inc. to act in what it believes is in the best interests of fund shareholders.

                    N/R  Investment is not rated.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


                                 See accompanying notes to financial statements.


                                       46


                            Nuveen Dividend Advantage Municipal Fund 2 (NXZ)
                            Portfolio of
                                       INVESTMENTS October 31, 2003

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 4.2%

$      18,500   Huntsville Health Care Authority, Alabama, Revenue Bonds,             6/11 at 101.00          A2        $18,805,805
                 Series 2001A, 5.750%, 6/01/31


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 0.6%

        2,500   Phoenix, Arizona, Civic Improvement Corporation,                      7/12 at 100.00         AAA          2,543,350
                 Senior Lien Airport Revenue Bonds, Series 2002B,
                 5.250%, 7/01/32 (Alternative Minimum Tax) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 0.6%

        2,500   Arkansas Development Finance Authority, Single Family                 1/12 at 100.00         AAA          2,546,400
                 Mortgage Revenue Bonds, GNMA  Mortgage-Backed
                 Securities Program, Series 2002C, 5.400%, 1/01/34
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 10.0%

        6,000   California Educational Facilities Authority, Revenue Bonds,           6/11 at 101.00         AAA          6,203,640
                 Stanford University, Series 2001Q, 5.250%, 12/01/32

       13,825   Department of Veterans Affairs of the State of California,            6/06 at 101.00         AAA         14,718,648
                 Home Purchase Revenue Bonds, Series 2001A,
                 5.550%, 12/01/25 - AMBAC Insured

       11,200   State of California, General Obligation Bonds,                        8/13 at 100.00          A3         11,121,600
                 Series 2003, 5.250%, 2/01/28

        1,500   California Statewide Communities Development Authority,              10/15 at 103.00         N/R          1,427,535
                 Revenue Bonds, East Valley Tourist Authority, Senior Lien,
                 Series 2003B, 9.250%, 10/01/20

        5,000   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB          4,561,700
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.750%, 6/01/39

        6,000   Regional Airports Improvement Corporation, California,               12/12 at 102.00          B-          5,835,120
                 American Airlines Inc. Terminal 4 Project, Los Angeles
                 International Airport Facilities Sublease Revenue Bonds,
                 Series 2002C, 7.500%, 12/01/24 (Alternative Minimum Tax)

          240   Yuba County Water Agency, California, Yuba River                      3/04 at 100.00         Ba3            231,569
                 Development Revenue Bonds, Pacific Gas and Electric
                 Company Project, Series 1966A, 4.000%, 3/01/16


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 5.2%

        3,000   Colorado Educational and Cultural Facilities Authority,               8/11 at 100.00         Ba2          3,118,500
                 Boulder County, Colorado, Charter School Revenue Bonds,
                 Peak to Peak Charter School Project, Created by Boulder
                 Valley School District No. RE-2, 7.500%, 8/15/21

       10,000   E-470 Public Highway Authority, Colorado, Senior Revenue               9/10 at 31.42         AAA          2,379,000
                 Bonds, Series 2000A, 0.000%, 9/01/28 - MBIA Insured

        1,885   Eagle County Air Terminal Corporation, Colorado, Airport              5/11 at 101.00         N/R          1,736,801
                 Terminal Revenue Bonds, Series 2001, 7.125%, 5/01/31
                 (Alternative Minimum Tax)

        5,000   Northwest Parkway Public Highway Authority, Colorado,                 6/11 at 102.00         AAA          5,138,500
                 Revenue Bonds, Senior Series 2001A, 5.250%, 6/15/41 -
                 FSA Insured

                Northwest Parkway Public Highway Authority, Colorado,
                Revenue Bonds, Senior Series 2001B:
       22,000    0.000%, 6/15/28 - FSA Insured                                         6/11 at 35.65         AAA          5,442,800
       17,650    0.000%, 6/15/29 - AMBAC Insured                                       6/11 at 33.45         AAA          4,094,977

        1,000   Plaza Metropolitan District No. 1, Lakewood, Colorado,                6/14 at 101.00         N/R          1,003,260
                 Tax Increment Revenue Bonds, Series 2003,
                 8.000%, 12/01/25


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 5.1%

       15,000   City of Jacksonville, Florida, Transportation Revenue Bonds,         10/11 at 100.00         AAA         15,504,450
                 Series 2001, 5.250%, 10/01/29 - MBIA Insured

        3,000   Miami-Dade County, Florida, Aviation Revenue Bonds,                  10/12 at 100.00         AAA          3,083,910
                 Miami International Airport, Series 2002,
                 5.375%, 10/01/32 (Alternative Minimum Tax) -
                 FGIC Insured

        4,000   Miami-Dade County Health Facilities Authority, Florida,               8/11 at 101.00         AAA          4,073,360
                 Hospital Revenue Refunding Bonds, Miami Children's
                 Hospital, Series 2001A,  5.125%, 8/15/26 - AMBAC Insured


                                       47


                            Nuveen Dividend Advantage Municipal Fund 2 (NXZ) (continued)
                                   Portfolio of INVESTMENTS October 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 2.3%

                Honolulu City and County, Hawaii, Board of Water Supply, Water
                System Revenue Bonds, Series 2001:
$       3,000    5.250%, 7/01/26 - FSA Insured                                        7/11 at 100.00         AAA        $ 3,096,210
        6,725    5.250%, 7/01/31 - FSA Insured                                        7/11 at 100.00         AAA          6,923,253


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 12.0%

       15,270   City of Chicago, Illinois, General Obligation Bonds, Project          1/11 at 101.00         AAA         15,692,368
                 and Refunding Series 2001A, 5.250%, 1/01/33 - MBIA Insured

        3,710   Chicago, Illinois, FHA/GNMA Collateralized Multifamily               12/11 at 100.00          A+          3,820,150
                 Housing Revenue Bonds, Stone Terrace Apartments Project,
                 Series 2001A, 5.750%, 12/20/42 (Alternative Minimum Tax)

        1,755   City of Chicago, Illinois, Chicago O'Hare International Airport,        No Opt. Call          Ca            456,300
                 Special Facility Revenue Bonds, United Air Lines, Inc.
                 Project, Series 2001A, 6.375%, 11/01/35 (Alternative
                 Minimum Tax) (Mandatory put 5/01/13)#

        3,790   Chicago, Illinois, Collateralized Single Family Mortgage              4/11 at 105.00         AAA          4,118,328
                 Revenue Bonds, Series 2001A, 6.250%, 10/01/32
                 (Alternative Minimum Tax)

        3,180   Illinois Development Finance Authority, Revenue Bonds,               12/21 at 100.00         BBB          3,098,783
                 Chicago Charter School Foundation Project, Series 2002A,
                 6.250%, 12/01/32

        5,000   Illinois Development Finance Authority, Revenue Bonds,                9/11 at 100.00         AAA          5,261,950
                 Illinois Wesleyan University, Series 2001, 5.500%, 9/01/32 -
                 AMBAC Insured

        3,100   Illinois Development Finance Authority, Revenue Bonds,                5/11 at 101.00        BBB+          3,209,957
                 Midwestern University, Series 2001B, 6.000%, 5/15/31

        5,000   Illinois Health Facilities Authority, Revenue Bonds,                  2/11 at 101.00         AAA          5,122,800
                 Edward Hospital Obligated Group, Series 2001B,
                 5.250%, 2/15/34 - FSA Insured

        3,000   Illinois Educational Facilities Authority, Student Housing            5/12 at 101.00        Baa2          3,008,850
                 Revenue Bonds, Educational Advancement Foundation
                 Fund, University Center Project, Series 2002,
                 6.250%, 5/01/34

        2,275   State of Illinois, Build Illinois Bonds, Sales Tax Revenue            6/11 at 100.00         AAA          2,520,814
                 Bonds, Series 2001, 5.500%, 6/15/16

        4,980   Metropolitan Pier and Exposition Authority, Illinois,                 6/06 at 102.00         AAA          5,092,548
                 McCormick Place Expansion Project Refunding Bonds,
                 Series 1996A, 5.250%, 6/15/27 - AMBAC Insured

        5,000   Robbins, Illinois, Resources Recovery Revenue Bonds,                    No Opt. Call         N/R          1,853,950
                 Restructuring Project, Series 1999C, Guaranteed by Foster
                 Wheeler, 7.250%, 10/15/24 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 5.6%

        2,000   Indiana Health Facility Financing Authority, Hospital Revenue         9/11 at 100.00          A+          1,981,560
                 Bonds, The Methodist Hospital Inc, Series 2001,
                 5.500%, 9/15/31

        2,500   Indiana Health Facility Financing Authority, Hospital Revenue           No Opt. Call         AAA          3,124,450
                 Refunding Bonds, Columbus Regional Hospital, Series 1993,
                 7.000%, 8/15/15 - FSA Insured

                Indiana Transportation Finance Authority, Highway Revenue
                Bonds, Series 2003A:
        4,000    5.000%, 6/01/23 - FSA Insured                                        6/13 at 100.00         AAA          4,068,400
        6,000    5.000%, 6/01/24 - FSA Insured                                        6/13 at 100.00         AAA          6,065,760

        2,000   Indianapolis Airport Authority, Indiana, Special Facilities           7/04 at 102.00         BBB          2,103,000
                  Revenue Bonds, Federal Express Corporation Project,
                 Series 1994, 7.100%, 1/15/17 (Alternative Minimum Tax)

        5,000   Indianapolis Airport Authority, Indiana, Specialty Facility          11/05 at 102.00          Ca          1,737,500
                 Revenue Bonds, United Air Lines, Inc., Indianapolis
                 Maintenance Center Project, Series 1995A,
                 6.500%, 11/15/31 (Alternative Minimum Tax)#

        6,000   Saint Joseph County Hospital Authority, Indiana, Health               2/09 at 102.00         BBB          5,742,420
                 System Revenue Bonds, Madison Center Inc. Project,
                 Series 1999, 5.800%, 2/15/24


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 0.2%

        1,000   Iowa Higher Education Loan Authority, Private College                10/12 at 100.00           A          1,034,630
                 Facility Revenue Bonds, Wartburg College Project,
                 Series 2002, 5.500%, 10/01/28 - ACA Insured


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 3.9%

       17,000   City of Wichita, Kansas, Hospital Facilities Improvement             11/11 at 101.00          A+         17,312,800
                 and Refunding Revenue Bonds, Via Christi Health System
                 Inc, Series III 2001, 5.625%, 11/15/31


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 3.1%

       17,060   Tobacco Settlement Financing Corporation, Louisiana,                  5/11 at 101.00         BBB         13,659,260
                 Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39


                                       48

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 4.2%

$       3,300   Massachusetts Port Authority, Special Facilities Revenue              7/07 at 102.00         AAA        $ 3,489,354
                 Bonds, BOSFUEL Corporation Project, Series 1997,
                 5.750%, 7/01/39 (Alternative Minimum Tax) - MBIA Insured

       15,000   Massachusetts Turnpike Authority, Metropolitan Highway                1/07 at 102.00         AAA         15,029,400
                 System Revenue Bonds, Series 1997A Senior,
                 5.000%, 1/01/37 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 14.3%

                Detroit, Michigan, Water Supply System Revenue Bonds,
                Senior Lien, Series 2001A:
       15,390    5.250%, 7/01/33 (Pre-refunded to 7/01/11) - FGIC Insured             7/11 at 100.00         AAA         17,418,556
       20,000    5.500%, 7/01/33 - FGIC Insured                                       7/11 at 101.00         AAA         21,191,800
       14,610    5.250%, 7/01/33 - FGIC Insured                                       7/11 at 100.00         AAA         15,031,352

        4,000   Michigan Municipal Bond Authority, Public School Academy             10/09 at 102.00         Ba1          3,949,040
                 Revenue Bonds, Detroit Academy, Series 2001A,
                 8.000%, 10/01/31

                Michigan State Hospital Finance Authority, Revenue and Refunding
                Bonds, Detroit Medical Center Obligated Group, Series 1993A:
        2,000    6.250%, 8/15/13                                                      2/04 at 102.00         Ba3          1,536,100
        4,000    6.500%, 8/15/18                                                      2/04 at 102.00         Ba3          2,949,600

        2,000   Michigan State Hospital Finance Authority, Hospital Revenue           8/08 at 101.00         Ba3          1,263,880
                 Bonds, Detroit Medical Center Obligated Group,
                 Series 1998A, 5.125%, 8/15/18


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 3.2%

       14,000   Minneapolis-St. Paul Metropolitan Airports Commission,                1/11 at 100.00         AAA         14,349,160
                 Minnesota, Airport Revenue Bonds, Series 2001A,
                 5.250%, 1/01/32 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 4.9%

       21,000   Health and Educational Facilities Authority of the State              6/11 at 101.00         AAA         21,540,120
                 of Missouri, Revenue Bonds, SSM Health Care,
                 Series 2001A, 5.250%, 6/01/28 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MONTANA - 1.2%

        5,320   Montana Board of Housing, Single Family Program Bonds,               12/10 at 100.00         AA+          5,454,756
                 Series 2001A-2, 5.700%, 6/01/32 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 4.6%

       12,275   Director of Nevada State Department of Business and                   1/10 at 100.00         AAA         12,842,228
                 Industry, Revenue Bonds, Las Vegas Monorail Project,
                 1st Tier Series 2000, 5.375%, 1/01/40 - AMBAC Insured

        3,500   State of Nevada, Director of Business and Industry,                   1/10 at 102.00         N/R          3,460,240
                 Las Vegas Monorail Company Project, Second Tier
                 Series 2000, 7.375%, 1/01/40

        4,000   Henderson, Nevada, Health Care Facility Revenue Bonds,                7/08 at 101.00        Baa1          3,890,120
                  Catholic Healthcare West, Series 1998A, 5.250%, 7/01/18


------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 2.7%

        8,000   New Hampshire Business Finance Authority, Pollution                  10/08 at 102.00          A3          8,309,040
                 Control Revenue Bonds, Connecticut Light and Power
                 Company, Series 1992A Refunding, Remarketed,
                 5.850%, 12/01/22

        3,660   New Hampshire Housing Finance Authority, Single Family                5/11 at 100.00         Aa2          3,757,685
                 Mortgage Acquisition Bonds, Series 2001A,
                 5.700%, 1/01/31 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 1.4%

        3,995   New Jersey Economic Development Authority, Special                   11/10 at 101.00           B          3,657,662
                 Facilities Revenue Bonds, Continental Airlines Inc. Project,
                 Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)

                Tobacco Settlement Financing Corporation, New Jersey,
                Tobacco Settlement Asset-Backed Bonds, Series 2003:
          425    6.750%, 6/01/39                                                      6/13 at 100.00         BBB            386,283
        2,700    6.250%, 6/01/43                                                      6/13 at 100.00         BBB          2,263,977


------------------------------------------------------------------------------------------------------------------------------------
                NEW MEXICO - 5.2%

                New Mexico Hospital Equipment Loan Council, Hospital Revenue
                Bonds, Presbyterian Healthcare Services, Series 2001A:
       12,000    5.500%, 8/01/25                                                      8/11 at 101.00          A+         12,161,040
       10,800    5.500%, 8/01/30                                                      8/11 at 101.00          A+         10,877,328


                                       49


                            Nuveen Dividend Advantage Municipal Fund 2 (NXZ) (continued)
                                   Portfolio of INVESTMENTS October 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 6.7%

$       6,000   Long Island Power Authority, New York, Electric System                5/11 at 100.00          A-        $ 6,107,400
                 General Revenue Bonds, Series 2000L, 5.375%, 5/01/33

       14,500   New York City Municipal Water Finance Authority, Water                6/11 at 101.00          AA         14,660,225
                 and Sewer System Revenue Bonds, Fiscal Series 2001C,
                 5.125%, 6/15/33

        5,000   New York City Industrial Development Agency, New York,                8/12 at 101.00         CCC          3,825,050
                 Special Facilities Revenue Bonds, American Airlines, Inc.
                 JFK Airport Project, Series 2002B, 8.500%, 8/01/28
                 (Alternative Minimum Tax)

        4,900   Dormitory Authority of the State of New York, Revenue                 7/10 at 101.00         Ba1          5,016,032
                 Bonds, Mount Sinai NYU Obligated Group, Series 2000A,
                 6.625%, 7/01/19


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 1.7%

        2,950   North Carolina Capital Facilities Financing Agency,                   4/13 at 100.00         AAA          2,968,585
                 Educational Facilities Revenue Bonds, Johnson and Wales
                 University Project, Series 2003A, 5.000%, 4/01/33 -
                 XLCA Insured

        4,500   North Carolina Eastern Municipal Power Agency, Power                  1/09 at 102.00         BBB          4,721,355
                 System Revenue Refunding Bonds, Series 1999B,
                 5.600%, 1/01/15


------------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 0.9%

        4,130   North Dakota Housing Finance Agency, Home Mortgage                    7/10 at 100.00         Aa2          4,174,563
                 Finance Program Refunding Bonds, Series 2001A,
                 5.550%, 1/01/32 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 0.4%

        1,845   Board of Education, City School District of Columbus,                 6/13 at 100.00         AAA          1,865,369
                 Franklin County, Ohio, General Obligation Bonds,
                 Series 2003, 5.000%, 12/01/28 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 0.7%

                Oklahoma Development Finance Authority, Hillcrest
                Healthcare System Revenue and Refunding Bonds,
                Series 1999A:
        2,655    5.125%, 8/15/10                                                      8/09 at 101.00          B1          2,168,524
        1,000    5.200%, 8/15/11                                                      8/09 at 101.00          B1            801,890


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 3.9%

        8,000   Hospital Facility Authority of Clackamas County, Oregon,              5/11 at 101.00          AA          8,274,240
                 Revenue Refunding Bonds, Legacy Health System,
                 Series 2001, 5.250%, 5/01/21

        9,000   State of Oregon Department of Administrative Services,                5/11 at 101.00         AAA          9,121,320
                 Certificates of Participation, Series 2001D,
                 5.000%, 5/01/26 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 3.0%

        5,000   Allegheny County, Pennsylvania, Hospital Development                 11/10 at 102.00           B          5,137,600
                 Authority, Health System Revenue Bonds, Series 2000B,
                 West Penn Allegheny Health System, 9.250%, 11/15/30

        8,000   Pennsylvania Higher Educational Facilities Authority,                 1/11 at 101.00           A          8,327,520
                 Revenue Bonds, UPMC Health System, Series 2001A,
                 6.000%, 1/15/31


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 0.2%

          630   South Carolina Public Service Authority, Revenue Refunding            1/06 at 102.00         AAA            687,084
                 Bonds, Series 1996A, 5.750%, 1/01/22 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH DAKOTA - 1.1%

        4,820   South Dakota Housing Development Authority, Remarketed                5/09 at 102.00         AAA          5,029,574
                 Homeownership Mortgage Bonds, Series 1997E-4,
                 5.450%, 5/01/18 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 22.7%

        7,500   City of Austin, Texas, Electric Utility System Revenue               11/10 at 100.00         AAA          7,532,925
                 Refunding Bonds, Series 2001, 5.000%, 11/15/30 -
                 FSA Insured

                Dallas-Fort Worth International Airport Public Facility
                Improvement Corporation, Texas, Airport Hotel Revenue Bonds,
                Series 2001:
       15,000    5.250%, 1/15/26 - FSA Insured                                        1/09 at 100.00         AAA         15,269,250
        1,750    5.200%, 1/15/31 - FSA Insured                                        1/09 at 100.00         AAA          1,779,278


                                       50

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$      10,000   Gulf Coast Industrial Development Authority, Texas,                   4/12 at 100.00         Ba2        $10,176,100
                 Solid Waste Disposal Revenue Bonds, Citgo Petroleum
                 Project, Series 1998, 8.000%, 4/01/28 (Alternative
                 Minimum Tax)

        3,000   Harris County, Texas, Health Facilities Development                   7/09 at 101.00         AAA          3,119,580
                 Corporation, Revenue Bonds, Christus Health,
                 Series 1999A, 5.375%, 7/01/24 - MBIA Insured

       40,000   Houston Sports Authority, Harris County, Texas, Senior                11/30 at 54.04         AAA          4,697,200
                 Lien Revenue Refunding Bonds, Series 2001A,
                 0.000%, 11/15/40 - MBIA Insured

       30,980   Houston Sports Authority, Harris County, Texas, Junior Lien          11/11 at 100.00         AAA         31,684,485
                 Revenue Refunding Bonds, Series 2001B, 5.250%, 11/15/40 -
                 MBIA Insured

                Hays Consolidated Independent School District, Hays County,
                Texas, General Obligation School Building Bonds, Series 2001:
       10,715    0.000%, 8/15/25                                                       8/11 at 43.18         AAA          3,120,529
       12,940    0.000%, 8/15/26                                                       8/11 at 40.60         AAA          3,552,806

                Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
                Convention and Entertainment Project, Series 2001B:
        5,000    0.000%, 9/01/30 - AMBAC Insured                                        No Opt. Call         AAA          1,115,350
        5,000    0.000%, 9/01/31 - AMBAC Insured                                        No Opt. Call         AAA          1,052,700

        5,000   Metro Health Facilities Development Corporation, Texas,               1/11 at 100.00          B1          4,631,150
                 Hospital Revenue Bonds, Wilson N. Jones Memorial
                 Hospital Project, Series 2001, 7.250%, 1/01/31

       10,500   Texas State, General Obligation Bonds, Water Financial                8/11 at 100.00         Aa1         10,778,040
                 Assistance Program, Series 2001, 5.250%, 8/01/35

        2,000   Tom Green County Health Facilities Development                        5/11 at 101.00        Baa3          2,097,060
                 Corporation, Texas, Hospital Revenue Bonds, Shannon
                 Health System Project, Series 2001, 6.750%, 5/15/21


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 0.5%

        2,200   Intermountain Power Agency, Utah, Power Supply Revenue                1/04 at 102.00       A+***          2,251,920
                  Refunding Bonds, Series 1993A, 5.500%, 7/01/20


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 4.8%

        7,250   City of Seattle, Washington, Municipal Light and Power                3/11 at 100.00         AAA          7,335,188
                 Improvements and Revenue Refunding Bonds, Series 2001,
                 5.125%, 3/01/26 - FSA Insured

        3,500   City of Tacoma, Washington, Electric System Revenue                   1/11 at 101.00         AAA          3,916,115
                 Refunding Bonds, Series 2001A, 5.750%, 1/01/18 -
                 FSA Insured

        2,000   State of Washington, Certificates of Participation,                   7/09 at 100.00         AAA          2,163,400
                 Washington State Convention and Trade Center,
                 Series 1999, 5.125%, 7/01/13 - MBIA Insured

        7,500   Washington State Health Care Facilities Authority,                   10/11 at 100.00         AAA          7,724,775
                 Revenue Bonds, Providence Health System, Series 2001A,
                 5.250%, 10/01/21 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 1.1%

        5,000   Mason County, West Virginia, Pollution Control Revenue               10/11 at 100.00         BBB          4,962,000
                 Bonds, Appalachian Power Company Project, Series 2003L,
                 5.500%, 10/01/22


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 0.7%

        1,000   Wisconsin Health and Educational Facilities Authority,                5/12 at 100.00         N/R            996,740
                 Revenue Bonds, Divine Savior Healthcare, Series 2002A,
                 7.375%, 5/01/26

        2,100   Wisconsin Health and Educational Facilities Authority,                8/13 at 100.00           A          1,971,940
                 Revenue Bonds, Wheaton Franciscan Services,
                 Series 2003A, 5.125%, 8/15/33
------------------------------------------------------------------------------------------------------------------------------------
$     732,985   Total Long-Term Investments (cost $613,391,578) - 142.9%                                                633,300,549
=============-----------------------------------------------------------------------------------------------------------------------


                                       51


                            Nuveen Dividend Advantage Municipal Fund 2 (NXZ) (continued)
                                   Portfolio of INVESTMENTS October 31, 2003
    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                         RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                SHORT-TERM INVESTMENTS - 4.6%

$      10,000   Clark County School District, Nevada, General Obligation                                    A-1+     $   10,000,000
                 Variable Rate Demand Bonds, Series A,
                 1.120%, 6/15/21 - FSA Insured+

       10,200   Clarksville Public Building Authority, Tennessee,                                         VMIG-1         10,200,000
                 Municipal Bond Fund Pooled Financing, Variable Rate
                 Demand Bonds, Series 2003, 1.150%, 1/01/33+
------------------------------------------------------------------------------------------------------------------------------------
$      20,200   Total Short-Term Investments (cost $20,200,000)                                                          20,200,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $633,591,578) - 147.5%                                                          653,500,549
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.6%                                                                     11,600,709
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.1)%                                                       (222,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  443,101,258
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    # On December 9, 2002, UALCorporation, the holding company of United Air Lines, Inc. filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.

                    N/R  Investment is not rated.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.


                                       52


                            Nuveen Dividend Advantage Municipal Fund 3 (NZF)
                            Portfolio of
                                       INVESTMENTS October 31, 2003

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 1.0%

$       5,655   Alabama State Port Authority, Docks Facilities Revenue               10/11 at 100.00         AAA        $ 5,740,730
                 Bonds, Series 2001, 5.250%, 10/01/26 (Alternative
                 Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 0.7%

        4,000   Alaska Student Loan Corporation, Student Loan Revenue                 7/08 at 100.00         AAA          4,157,160
                 Bonds, Series 1998A, 5.250%, 7/01/14 (Alternative
                 Minimum Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 0.9%

                Sebastian County, Arkansas, Sparks Regional Medical Center,
                Public Health Facilities Board Hospital Revenue Improvement
                Bonds, Series 2001A:
        1,805    5.500%, 11/01/13                                                    11/11 at 101.00        Baa1          1,902,542
        1,900    5.500%, 11/01/14                                                    11/11 at 101.00        Baa1          1,984,284
        1,305    5.250%, 11/01/21                                                    11/11 at 101.00        Baa1          1,277,504


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 9.6%

        5,000   California Infrastructure and Economic Development Bank,              8/11 at 102.00           A          5,094,150
                 Revenue Bonds, Kaiser Hospital Assistance I - LLC,
                 Series 2001A, 5.550%, 8/01/31

       18,850   California State, General Obligation Veterans Welfare                 6/07 at 101.00         AAA         19,158,763
                 Bonds, Series 2001BZ, 5.350%, 12/01/21 (Alternative
                 Minimum Tax) - MBIA Insured

        1,500   California Statewide Communities Development Authority,              10/15 at 103.00         N/R          1,427,535
                 Revenue Bonds, East Valley Tourist Authority, Senior Lien,
                 Series 2003B, 9.250%, 10/01/20

                Los Angeles, California, Regional Airports Improvement
                Corporation Lease Revenue Refunding Bonds, LAXFUEL Corporation
                at Los Angeles International Airport, Series 2001:
       13,955    5.750%, 1/01/16 (Alternative Minimum Tax) - AMBAC Insured            1/12 at 100.00         AAA         14,913,848
        5,000    5.375%, 1/01/21 (Alternative Minimum Tax) - AMBAC Insured            1/12 at 100.00         AAA          5,078,200
        1,500    5.250%, 1/01/23 (Alternative Minimum Tax) - AMBAC Insured            1/12 at 100.00         AAA          1,500,375
       10,000    5.500%, 1/01/32 (Alternative Minimum Tax) - AMBAC Insured            1/12 at 100.00         AAA         10,140,300


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 8.5%

        2,250   Canterberry Crossing Metropolitan District II, Parker,               12/12 at 100.00         N/R          2,247,120
                 Colorado, General Obligation Limited Tax Bonds,
                 Series 2002, 7.375%, 12/01/32

        1,775   Colorado Educational and Cultural Facilities Authority,               6/11 at 100.00         Ba1          1,830,842
                 Charter School Revenue Bonds, Series 2001, Frontier
                 Academy Project in Weld County School District No. 6,
                 7.375%, 6/01/31

        3,250   Colorado Educational and Cultural Facilities Authority,               5/12 at 102.00         N/R          3,212,268
                 Charter School Revenue Bonds, Montessori Peaks Building
                 Foundation, Series 2002A, 8.000%, 5/01/32

        1,700   Colorado Educational and Cultural Facilities Authority,               3/12 at 100.00         N/R          1,702,023
                 Charter School Revenue Bonds, Belle Creek Education
                 Center, Series 2002A, 7.625%, 3/15/32

        5,060   Colorado Housing and Finance Authority, Multifamily                  10/11 at 100.00         AAA          5,173,698
                 Project Bonds, Class I, Series 2001A-1, 5.500%, 4/01/31
                 (Alternative Minimum Tax)

       10,100   City of Colorado Springs, Colorado, Utilities System                 11/07 at 100.00          AA         10,579,649
                 Improvement and Refunding Revenue Bonds, Series 1997A,
                 5.375%, 11/15/26

        2,000   City and County of Denver, Colorado, Airport System Revenue          11/11 at 100.00         AAA          2,128,760
                 Refunding Bonds, Series 2001A, 5.500%, 11/15/16
                 (Alternative Minimum Tax) - FGIC Insured

                City and County of Denver, Colorado, Airport System Revenue
                Bonds, Series 1996A:
       19,150    5.750%, 11/15/16 - MBIA Insured                                     11/06 at 101.00         AAA         21,173,389
        1,105    5.500%, 11/15/25 - MBIA Insured                                     11/06 at 101.00         AAA          1,162,217

        1,000   Plaza Metropolitan District No. 1, Lakewood, Colorado,                6/14 at 101.00         N/R          1,003,260
                 Tax Increment Revenue Bonds, Series 2003, 8.000%, 12/01/25


                                       53


                            Nuveen Dividend Advantage Municipal Fund 3 (NZF) (continued)
                                   Portfolio of INVESTMENTS October 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 1.4%

$       5,250   Connecticut Housing Finance Authority, Housing Mortgage              11/09 at 100.00         AAA        $ 5,444,617
                 Finance Program Bonds, Series 2000B, Subseries B-2,
                 5.850%, 5/15/31 (Alternative Minimum Tax)

        2,895   Connecticut Housing Finance Authority, Housing Mortgage               5/10 at 100.00         AAA          2,971,631
                 Finance Program Bonds, Series 2001A, Subseries A-2,
                 5.350%, 11/15/22 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                DELAWARE - 0.7%

        4,000   Delaware State Housing Authority, Multifamily Mortgage                7/12 at 100.00         Aa3          4,116,520
                 Revenue Bonds, Series 2001A, 5.400%, 7/01/24


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 1.1%

        6,000   District of Columbia, Revenue Bonds, Catholic University             10/09 at 101.00         AAA          6,384,720
                 of America Issue, Series 1999, 5.625%, 10/01/29 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 1.7%

        2,000   Dade County, Florida, Water and Sewer System Revenue                 10/07 at 102.00         AAA          2,202,480
                 Bonds, Series 1997, 5.375%, 10/01/16 - FGIC Insured

                Orange County, Florida, Housing Finance Authority, Multifamily
                Housing Revenue Bonds, Oak Glen Apartments, Series 2001G:
        1,105    5.400%, 12/01/32 (Alternative Minimum Tax) - FSA Insured            12/11 at 100.00         AAA          1,124,636
        2,195    5.450%, 12/01/41 (Alternative Minimum Tax) - FSA Insured            12/11 at 100.00         AAA          2,229,286

        4,175   Pace Property Finance Authority, Inc., Florida, Utility System        9/07 at 102.00         AAA          4,515,722
                 Improvement and Revenue Refunding Bonds, Series 1997,
                 5.250%, 9/01/17 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 2.3%

        5,000   City of Atlanta, Georgia, Airport General Revenue Bonds,              1/10 at 101.00         AAA          5,206,800
                 Series 2000B, 5.625%, 1/01/30 (Alternative Minimum Tax) -
                 FGIC Insured

        2,700   City of Atlanta, Georgia, Tax Allocation Bonds, Atlantic             12/11 at 101.00         N/R          2,781,594
                 Station Project, Series 2001, 7.900%, 12/01/24

        3,600   Gainesville and Hall County Hospital Authority, Georgia,              5/11 at 100.00          A-          3,616,416
                 Revenue Anticipation Certificates, Northeast Georgia Health
                 System Inc. Project, Series 2001, 5.500%, 5/15/31

        2,000   Henry County Water and Sewerage Authority, Georgia,                   2/10 at 101.00         AAA          2,156,100
                 Water and Sewerage Revenue Bonds, Series 2000,
                 5.625%, 2/01/30 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 0.9%

        5,125   State of Hawaii, Highway Revenue Bonds, Series 2001,                  7/11 at 100.00         AAA          5,479,906
                 5.375%, 7/01/21 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 16.6%

        3,000   City of Chicago, Illinois, General Obligation Bonds,                  1/11 at 100.00         AAA          3,143,460
                 Neighborhoods Alive 21 Program, Series 2001A,
                 5.500%, 1/01/31 - FGIC Insured

        8,375   City of Chicago, Illinois, Midway Airport Revenue Bonds,              1/11 at 101.00         AAA          8,775,325
                 Series 2001A, 5.500%, 1/01/19 (Alternative Minimum
                 Tax) - FSA Insured

        4,950   City of Chicago, Illinois, Chicago O'Hare International               1/11 at 101.00         AAA          5,057,861
                 Airport, Second Lien Passenger Facility Charge Revenue
                 Bonds, Series 2001A, 5.375%, 1/01/32 (Alternative
                 Minimum Tax) - AMBAC Insured

        1,750   Chicago, Illinois, Sales Tax Revenue Bonds, Series 1998,              7/08 at 102.00         AAA          1,788,150
                 5.250%, 1/01/28 - FGIC Insured

       10,800   City of Chicago, Illinois, Sales Tax Revenue Bonds,                   1/09 at 101.00         AAA         12,337,164
                 Series 1999, 5.375%, 1/01/30 (Pre-refunded to 1/01/09) -
                 FGIC Insured

                City of Chicago, Illinois, Second Lien Wastewater Transmission
                Revenue Bonds, Series 2001A:
        2,220    5.500%, 1/01/16 - MBIA Insured                                         No Opt. Call         AAA          2,493,726
        8,610    5.500%, 1/01/26 - AMBAC Insured                                      1/11 at 100.00         AAA          9,027,068

       10,000   City of Chicago, Illinois, Senior Lien Water Revenue Bonds,          11/11 at 100.00         AAA         10,055,700
                 Series 2001, 5.000%, 11/01/26 - AMBAC Insured

        1,100   Illinois Health Facilities Authority, Revenue Bonds, Condell          5/10 at 101.00          A3          1,168,849
                 Medical Center, Series 2000, 6.500%, 5/15/30

       15,000   Illinois Health Facilities Authority, Revenue Bonds, Loyola           7/11 at 100.00        Baa1         15,348,000
                 University Health System, Series 2001A, 6.125%, 7/01/31


                                       54

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

$       9,000   Illinois Health Facilities Authority, Revenue Bonds,                 12/11 at 101.00        BBB+        $ 8,572,410
                 Covenant Retirement Communities Inc., Series 2001,
                 5.875%, 12/01/31

        2,000   Metropolitan Pier and Exposition Authority, Illinois,                   No Opt. Call         AAA          2,206,600
                 McCormick Place Expansion Project Refunding Bonds,
                 Series 1998A, 5.500%, 6/15/29 - FGIC Insured

       16,900   Metropolitan Pier and Exposition Authority, Illinois,                12/09 at 101.00         AAA         17,278,898
                 McCormick Place Expansion Project Bonds, Series 1999A,
                 5.250%, 12/15/28 - FGIC Insured

        4,000   Robbins, Illinois, Resources Recovery Revenue Bonds,                    No Opt. Call         N/R          1,483,160
                 Restructuring Project, Series 1999C, Guaranteed by Foster
                 Wheeler, 7.250%, 10/15/24 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 4.9%

                Clark-Pleasant Community School Building Corporation,
                Indiana, First Mortgage Bonds, Series 2001:
        1,255    5.000%, 7/15/21 - AMBAC Insured                                      1/12 at 100.00         AAA          1,285,020
        1,000    5.000%, 1/15/26 - AMBAC Insured                                      1/12 at 100.00         AAA          1,004,270

                Evansville Vanderburgh Public Library Leasing Corporation,
                Indiana, First Mortgage Bonds, Series 2001:
        2,000    5.750%, 7/15/18 - MBIA Insured                                       7/12 at 100.00         AAA          2,206,580
        2,750    5.125%, 1/15/24 - MBIA Insured                                       1/12 at 100.00         AAA          2,793,973

        3,480   Gary, Indiana, GNMA/FHA Mortgage Revenue Bonds,                      11/11 at 102.00         AAA          3,505,822
                 Windsor Square Project, Series 2001A, 5.375%, 10/20/41
                 (Alternative Minimum Tax)

        1,250   Hamilton Southeastern Cumberland Campus School                        1/12 at 100.00         AAA          1,277,962
                 Building Corporation, Indiana, First Mortgage Bonds,
                 Series 2001, 5.125%, 1/15/23 - AMBAC Insured

        9,500   Indiana Educational Facilities Authority, Educational Facilities      2/11 at 100.00         AAA          9,994,380
                 Revenue Bonds, Butler University Project, Series 2001,
                 5.500%, 2/01/26 - MBIA Insured

        3,000   Indianapolis Airport Authority, Indiana, Specialty Facility          11/05 at 102.00          Ca          1,042,500
                 Revenue Bonds, United Air Lines, Inc., Indianapolis
                 Maintenance Center Project, Series 1995A,
                 6.500%, 11/15/31 (Alternative Minimum Tax)#

        3,500   University of Southern Indiana, Student Fee Bonds,                   10/11 at 100.00         Aaa          3,593,065
                 Series 2001H, 5.000%, 10/01/21 - AMBAC Insured

                Wayne County Jail Holding Corporation, Indiana, First
                Mortgage Bonds, Series 2001:
        1,150    5.625%, 7/15/18 - AMBAC Insured                                      1/13 at 101.00         AAA          1,280,410
        1,090    5.500%, 7/15/22 - AMBAC Insured                                      1/13 at 101.00         AAA          1,178,802


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 4.6%

        2,000   Iowa Finance Authority, Healthcare Facilities Revenue Bonds,          5/11 at 100.00         AAA          2,018,540
                 Great River Medical Center, Series 2001, 5.250%, 5/15/31 -
                 FSA Insured

                Tobacco Settlement Authority, Iowa, Tobacco Settlement
                Asset-Backed Revenue Bonds, Series 2001B:
       28,000    5.300%, 6/01/25                                                      6/11 at 101.00         BBB         22,201,760
        3,950    5.600%, 6/01/35                                                      6/11 at 101.00         BBB          3,052,639


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 3.2%

       18,500   Louisville and Jefferson County Metropolitan Sewer                   11/11 at 101.00         AAA         18,922,355
                 District, Kentucky, Sewer and Drainage System Revenue
                 Bonds, Series 2001A, 5.125%, 5/15/27 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 3.7%

       19,890   Tobacco Settlement Financing Corporation, Louisiana,                  5/11 at 101.00         BBB         15,925,127
                 Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39

        6,000   Parish of West Feliciana, Louisiana, Remarketed Pollution            11/03 at 102.00         BB+          6,196,980
                 Control Revenue Bonds, Gulf States Utilities Company
                 Project, Series 1985A, 7.500%, 5/01/15


------------------------------------------------------------------------------------------------------------------------------------
                MAINE - 1.3%

                Maine State Housing Authority, Mortgage Purchase Bonds,
                Series 2001B:
        4,610    5.400%, 11/15/21 (Alternative Minimum Tax)                          11/10 at 100.00         AA+          4,740,186
        3,065    5.500%, 11/15/32 (Alternative Minimum Tax)                          11/10 at 100.00         AA+          3,127,587


------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 2.3%

                Community Development Administration, Department of Housing and
                Community Development, Maryland, Multifamily Housing Revenue
                Bonds, Insured Mortgage Loan, Series 2001B:
        1,175    5.250%, 5/15/21 (Alternative Minimum Tax)                            5/11 at 100.00         Aa2          1,205,104
        1,585    5.250%, 7/01/21 (Alternative Minimum Tax)                            7/11 at 100.00         Aa2          1,629,174


                                       55


                            Nuveen Dividend Advantage Municipal Fund 3 (NZF) (continued)
                                   Portfolio of INVESTMENTS October 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND (continued)

$      10,600   Maryland Energy Financing Administration Limited                      9/05 at 102.00         N/R        $10,753,806
                 Obligation Cogeneration Revenue Bonds, AES Warrior
                 Run Project, Series 1995, 7.400%, 9/01/19 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 1.0%

        5,000   Massachusetts Port Authority, Special Facilities Revenue              1/11 at 101.00         AAA          5,225,250
                 Bonds, Delta Air Lines Inc. Project, Series 2001A,
                 5.500%, 1/01/18 (Alternative Minimum Tax) -
                 AMBAC Insured

          765   Massachusetts Housing Finance Agency, Single Family                   6/09 at 100.00         AAA            782,870
                 Housing Revenue Bonds, Series 71, 5.650%, 6/01/31
                 (Alternative Minimum Tax) - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 8.1%

       15,000   Detroit School District, Wayne County, Michigan,                        No Opt. Call         AAA         17,717,700
                 Unlimited Tax School Building and Site Improvement
                 General Obligation Bonds, Series 2001A, 6.000%, 5/01/29 -
                 FSA Insured

       11,000   Kent Hospital Finance Authority, Michigan, Revenue Bonds,             7/11 at 101.00          AA         11,208,450
                 Spectrum Health, Series 2001A, 5.500%, 1/15/31

                Michigan State Hospital Finance Authority, Hospital Revenue
                Refunding Bonds, Sparrow Obligated Group, Series 2001:
        1,400    5.500%, 11/15/21                                                    11/11 at 101.00          A1          1,432,480
        2,500    5.625%, 11/15/31                                                    11/11 at 101.00          A1          2,524,625

       12,640   Royal Oak, Michigan, Hospital Finance Authority, Hospital            11/11 at 100.00         AAA         12,861,832
                 Revenue Bonds, William Beaumont Hospital, Series 2001M,
                 5.250%, 11/15/31 - MBIA Insured

        2,395   Ypsilanti Community Utilities Authority, Washtenaw                    5/11 at 100.00         AAA          2,428,506
                 County, Michigan, Sanitary Sewer System No. 3 Bonds,
                 Charter Township of Ypsilanti, 5.100%, 5/01/31 -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 0.4%

        2,390   Dakota County Community Development Agency,                          10/11 at 105.00         Aaa          2,461,987
                 Minnesota, GNMA Collateralized Multifamily Housing
                 Revenue Bonds, Rose Apartments Project, Series 2001,
                 6.350%, 10/20/37 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 0.4%

        2,155   Mississippi Business Finance Corporation, GNMA                        5/09 at 103.00         AAA          2,211,935
                 Collateralized Retirement Facility Mortgage Revenue
                 Refunding Bonds, Aldersgate Retirement Community Inc.
                 Project, Series 1999A, 5.450%, 5/20/34


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 2.6%

        2,000   Fenton, Missouri, Tax Increment Bonds, Gravois Bluffs                10/12 at 100.00         N/R          2,034,200
                 Project, Series 2002 Refunding and Improvement,
                 6.125%, 10/01/21

                Missouri Development Finance Board, Cultural Facilities Revenue
                Bonds, The Nelson Gallery Foundation, Series 2001A:
        3,335    5.250%, 12/01/19 - MBIA Insured                                     12/11 at 100.00         AAA          3,572,319
        3,510    5.250%, 12/01/20 - MBIA Insured                                     12/11 at 100.00         AAA          3,739,730
        3,695    5.250%, 12/01/21 - MBIA Insured                                     12/11 at 100.00         AAA          3,908,608
        2,040    5.250%, 12/01/22 - MBIA Insured                                     12/11 at 100.00         AAA          2,138,410


------------------------------------------------------------------------------------------------------------------------------------
                MONTANA - 0.8%

        5,000   Montana Board of Investments, Exempt Facility Revenue                 7/10 at 101.00         Ba3          4,792,550
                 Bonds, Stillwater Mining Company Project, Series 2000,
                 8.000%, 7/01/20 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 1.4%

                Nebraska Investment Finance Authority, Single Family Housing
                Revenue Bonds, Series 2001D:
        3,570    5.250%, 9/01/21 (Alternative Minimum Tax)                            9/11 at 100.00         AAA          3,640,900
        4,825    5.375%, 9/01/32 (Alternative Minimum Tax)                            9/11 at 100.00         AAA          4,883,045


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 7.9%

       35,000   Clark County, Nevada, General Obligation Limited Tax Bond             7/10 at 100.00         AAA         37,280,250
                 Bank Bonds, Series 2000, 5.500%, 7/01/30 - MBIA Insured

        4,000   State of Nevada, Director of Business and Industry,                   1/10 at 102.00         N/R          3,954,560
                 Las Vegas Monorail Company Project, Second Tier
                 Series 2000, 7.375%, 1/01/40

        1,165   Nevada Housing Division, Single Family Mortgage Senior                4/08 at 101.50         Aaa          1,200,940
                 Bonds, Series 1998A-1, 5.300%, 4/01/18
                 (Alternative Minimum Tax)


                                       56

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEVADA (continued)

$       4,290   University of Nevada, Universities Revenue Bonds,                     1/12 at 100.00         AAA        $ 4,420,330
                 Community College System Project, Series 2001A,
                 5.250%, 7/01/26 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 0.4%

        2,000   New Hampshire Health and Education Authority, Hospital               10/11 at 101.00         Aaa          2,139,740
                 Revenue Bonds, Concord Hospital Issue, Series 2001,
                 5.500%, 10/01/21 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 2.5%

       10,000   New Jersey Economic Development Authority, Water                     11/12 at 101.00         Aaa         10,224,100
                 Facilities Revenue Bonds, New Jersey-American Water
                 Company Project, Series 2002A, 5.250%, 11/01/32
                 (Alternative Minimum Tax) - AMBAC Insured

        4,125   New Jersey Transit Corporation, Federal Transit                         No Opt. Call         AAA          4,684,845
                 Administration Grants, Certificates of Participation,
                 Series 2002A, 5.500%, 9/15/13 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 5.0%

        1,780   East Rochester Housing Authority, New York, GNMA                     10/11 at 101.00         AAA          1,829,804
                 Secured Revenue Bonds, Gates Senior Housing, Inc.
                 Project, Series 2001, 5.300%, 4/20/31

        5,350   Metropolitan Transportation Authority, New York,                     11/11 at 100.00         AAA          5,393,924
                 Dedicated Tax Fund Bonds, Series 2001A,
                 5.000%, 11/15/31 - FGIC Insured

        4,155   Monroe County Airport Authority, New York, Greater                      No Opt. Call         AAA          4,645,581
                 Rochester International Airport Revenue Refunding Bonds,
                 Series 1999, 5.750%, 1/01/13 (Alternative Minimum Tax) -
                 MBIA Insured

        2,500   The City of New York, New York, General Obligation Bonds,             8/12 at 100.00         AAA          2,761,325
                 Fiscal 2002 Series G, 5.625%, 8/01/20 - MBIA Insured

                New York City Municipal Water Finance Authority, New York, Water
                and Sewer System Revenue Bonds, Fiscal Series 2001A:
        8,610    5.500%, 6/15/33 - MBIA Insured                                       6/10 at 101.00         AAA          9,197,719
        5,710    5.500%, 6/15/33 - FGIC Insured                                       6/10 at 101.00         AAA          6,099,765


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 3.2%

        7,150   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     3/08 at 101.50         AAA          7,343,550
                 Securities Program Residential Mortgage Revenue Bonds,
                 Series 1998A-1, 5.300%, 9/01/19 (Alternative
                 Minimum Tax) - FSA Insured

        7,900   Ohio Water Development Authority, Solid Waste Disposal                9/09 at 102.00         N/R          7,863,423
                  Revenue Bonds, Bay Shore Power Project, Convertible
                 Series 1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)

                Portage County, Ohio, General Obligation Bonds, Series 2001:
        1,870    5.000%, 12/01/21 - FGIC Insured                                     12/11 at 100.00         AAA          1,923,127
        1,775    5.000%, 12/01/23 - FGIC Insured                                     12/11 at 100.00         AAA          1,809,808


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 0.4%

                Oklahoma Development Finance Authority, Hillcrest
                Healthcare System Revenue and Refunding Bonds,
                Series 1999A:
        1,000    5.125%, 8/15/10                                                      8/09 at 101.00          B1            816,770
        2,500    5.625%, 8/15/29                                                      8/09 at 101.00          B1          1,678,900

------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 2.5%

        4,700   Oregon Health, Housing, Educational, and Cultural                    11/11 at 101.00         AAA          4,907,834
                 Facilities Authority, Revenue Bonds, Peacehealth Issue,
                 Series 2001, 5.250%, 11/15/21 - AMBAC Insured

       10,000   Oregon Housing and Community Services Department,                     7/10 at 100.00         Aa2         10,135,600
                 Multifamily Housing Revenue Bonds, Series 2000A,
                 6.050%, 7/01/42 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 1.9%

                Allegheny County, Pennsylvania, Hospital Development Authority,
                Health System Revenue Bonds, West Penn Allegheny Health System,
                Series 2000B:
        2,000    9.250%, 11/15/22                                                    11/10 at 102.00           B          2,055,040
        2,000    9.250%, 11/15/30                                                    11/10 at 102.00           B          2,055,040

        3,500   Pennsylvania Economic Development Financing Authority,                1/04 at 102.00        BBB-          3,538,150
                 Resource Recovery Revenue Bonds, Northampton Generating
                 Project, Senior Series 1994A, 6.600%, 1/01/19 (Alternative
                 Minimum Tax)


                                       57


                            Nuveen Dividend Advantage Municipal Fund 3 (NZF) (continued)
                                   Portfolio of INVESTMENTS October 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA (continued)

$       3,205   Philadelphia School District, Pennsylvania, General Obligation        8/12 at 100.00         AAA        $ 3,567,325
                 Bonds, Series 2002B, 5.625%, 8/01/16 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 1.7%

        2,185   Greenville County, South Carolina, Special Source Revenue             4/11 at 101.00         AAA          2,369,611
                 Bonds, Road Improvement Project, Series 2001,
                 5.500%, 4/01/21 - AMBAC Insured

        6,850   South Carolina Transportation Infrastructure Bank, Revenue           10/11 at 100.00         Aaa          7,893,255
                 Bonds, Series 2001A, 5.500%, 10/01/22 (Pre-refunded to
                 10/01/11) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 1.7%

        5,210   Memphis-Shelby County Airport Authority, Tennessee,                   3/11 at 100.00         AAA          5,624,820
                 Airport Revenue Bonds, Series 2001A, 5.500%, 3/01/14
                 (Alternative Minimum Tax) - FSA Insured

        2,395   Tennessee Housing Development Agency, Homeownership                   1/09 at 101.00          AA          2,437,320
                 Program Bonds, Issue 1998-2, 5.350%, 7/01/23 (Alternative
                 Minimum Tax)

        2,130   Tennessee Housing Development Agency, Homeownership                   7/11 at 100.00          AA          2,162,674
                 Program Bonds, Issue 2001-3A, 5.200%, 7/01/22 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 18.1%

        1,125   Brushy Creek Municipal Utility District, Williamson County,           6/09 at 100.00         Aaa          1,136,036
                 Texas, Combination Unlimited Tax Revenue and Refunding
                 Bonds, Series 2001, 5.125%, 6/01/26 - FSA Insured

        3,850   Cities of Dallas and Fort Worth, Texas, Dallas-Ft. Worth             11/11 at 100.00         AAA          3,963,113
                 International Airport, Joint Revenue Refunding and
                 Improvement Bonds, Series 2001A, 5.500%, 11/01/35
                 (Alternative Minimum Tax) - FGIC Insured

                City of Frisco, Texas, Counties of Collins and Denton, General
                Obligation Bonds, Series 2001:
        1,910    5.000%, 2/15/20 - FGIC Insured                                       2/11 at 100.00         AAA          1,970,337
        2,005    5.000%, 2/15/21 - FGIC Insured                                       2/11 at 100.00         AAA          2,052,178

        4,040   Harris County, Texas, Tax and Revenue Certificates of                 8/11 at 100.00         AA+          4,067,957
                 Obligation, Series 2001, 5.000%, 8/15/27

        7,000   City of Houston, Texas, Airport System Subordinate Lien               7/08 at 101.00         AAA          7,422,310
                 Revenue Bonds, Series 1998B, 5.250%, 7/01/14 (Alternative
                 Minimum Tax) - FGIC Insured

                City of Houston, Texas, Airport System Subordinate Lien
                Revenue Refunding Bonds, Series 2001A:
        2,525    5.500%, 7/01/13 (Alternative Minimum Tax) - FGIC Insured             1/12 at 100.00         AAA          2,743,438
        2,905    5.500%, 7/01/14 (Alternative Minimum Tax) - FGIC Insured             1/12 at 100.00         AAA          3,127,203

        6,000   City of Houston, Texas, Water and Sewer System Junior                   No Opt. Call         AAA          6,578,160
                 Lien Revenue Refunding Bonds, Series 2001B,
                 5.500%, 12/01/29 - MBIA Insured

                Jefferson County, Texas, Health Facilities Development
                Corporation, FHA-Insured Mortgage Revenue Bonds, Baptist
                Hospital of Southeast Texas, Series 2001:
        8,500    5.400%, 8/15/31 - AMBAC Insured                                      8/11 at 100.00         AAA          8,661,500
        8,500    5.500%, 8/15/41 -AMBAC Insured                                       8/11 at 100.00         AAA          8,716,155

       10,700   Laredo Independent School District, Webb County, Texas,               8/11 at 100.00         AAA         10,757,245
                 General Obligation Refunding Bonds, Series 2001,
                 5.000%, 8/01/25

        2,500   Matagorda County Navigation District 1, Texas, Collateralized           No Opt. Call         AAA          2,525,025
                 Revenue Refunding Bonds, Houston Light and Power
                 Company Project, Series 1997, 5.125%, 11/01/28
                 (Alternative Minimum Tax) - AMBAC Insured

        1,540   Medina Valley Independent School District, Medina County,             2/11 at 100.00         Aaa          1,580,656
                 Texas, General Obligation Bonds, Series 2001,
                 5.250%, 2/15/26

        5,430   Mineral Wells Independent School District, Pale Pinto                 2/08 at 100.00         Aaa          5,419,737
                 and Parker Counties, Texas, Unlimited School Tax Building
                 and Refunding Bonds, Series 1998, 4.750%, 2/15/22

        3,000   North Central Texas Health Facilities Development                     2/08 at 102.00         AAA          3,075,750
                 Corporation, Revenue Bonds, Texas Health Resources
                 System, Series 1997B, 5.375%, 2/15/26 - MBIA Insured

        3,045   Port of Houston Authority of Harris County, Texas, General           10/11 at 100.00         AAA          3,228,096
                 Obligation Port Improvement Bonds, Series 2001B,
                 5.500%, 10/01/17 (Alternative Minimum Tax) - FGIC Insured

       12,960   Texas Department of Housing and Community Affairs,                    7/11 at 100.00         AAA         13,095,302
                 Residential Mortgage Revenue Bonds, Series 2001A,
                 5.350%, 7/01/33 (Alternative Minimum Tax)


                                       58

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$      15,600   Texas Water Development Board, State Revolving Fund,                  1/07 at 100.00         AAA        $16,545,360
                 Senior Lien Revenue Bonds, Series 1996B, 5.125%, 7/15/18


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 1.2%

                Utah Housing Corporation, Single Family Mortgage Bonds,
                Series 2001E:
        2,385    5.200%, 1/01/18 (Alternative Minimum Tax)                            7/11 at 100.00         AA-          2,489,272
          730    5.500%, 1/01/23 (Alternative Minimum Tax)                            7/11 at 100.00         Aa2            739,505

                Utah Housing Corporation, Single Family Mortgage Bonds,
                Series 2001F-1:
        2,905    4.950%, 7/01/18 (Alternative Minimum Tax)                            7/11 at 100.00         Aa2          2,989,739
          715    5.300%, 7/01/23 (Alternative Minimum Tax)                            7/11 at 100.00         AA-            748,912


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 1.2%

        7,145   Virginia Housing Development Authority, Commonwealth                  7/11 at 100.00         AAA          7,389,502
                 Mortgage Bonds, Series 2001J, Subseries J-1,
                 5.200%, 7/01/19 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 16.5%

                Bellingham Housing Authority, Washington, Housing Revenue
                Bonds, Varsity Village Project, Series 2001A:
        1,000    5.500%, 12/01/27 - MBIA Insured                                     12/11 at 100.00         Aaa          1,048,240
        2,000    5.600%, 12/01/36 - MBIA Insured                                     12/11 at 100.00         Aaa          2,098,820

        2,090   Public Utility District No. 1 of Benton County, Washington,          11/11 at 100.00         AAA          2,348,408
                 Electric Revenue Refunding Bonds, Series 2001A,
                 5.625%, 11/01/15 - FSA Insured

        1,500   Public Utility District No. 1 of Grays Harbor County,                 1/11 at 100.00         AAA          1,540,980
                 Washington, Electric Revenue Bonds, Series 2001,
                 5.125%, 1/01/22 - AMBAC Insured

        2,475   Public Utility District No. 1 of Klickitat County, Washington,       12/11 at 100.00         AAA          2,483,885
                 Electric Revenue Bonds, Series 2001B, 5.000%, 12/01/26 -
                 AMBAC Insured

       12,955   Port of Seattle, Washington, Passenger Facility Charge               12/08 at 101.00         AAA         13,667,914
                 Revenue Bonds, Series 1998B, 5.300%, 12/01/16
                 (Alternative Minimum Tax) - AMBAC Insured

                Port of Seattle, Washington, Revenue Bonds, Series 2001B:
        2,535    5.625%, 4/01/18 (Alternative Minimum Tax) - FGIC Insured            10/11 at 100.00         AAA          2,713,134
       16,000    5.100%, 4/01/24 (Alternative Minimum Tax) - FGIC Insured            10/08 at 100.00         AAA         16,002,720

        5,680   City of Seattle, Washington, Municipal Light and Power                3/11 at 100.00         AAA          6,213,182
                 Improvements and Revenue Refunding Bonds, Series 2001,
                 5.500%, 3/01/18 - FSA Insured

        4,530   City of Tacoma, Washington, Solid Waste Utility Revenue              12/11 at 100.00         AAA          4,752,604
                 Refunding Bonds, Series 2001, 5.250%, 12/01/21 -
                 AMBAC Insured

        2,250   State of Washington, Certificates of Participation,                   7/09 at 100.00         AAA          2,451,667
                 Washington State Convention and Trade Center,
                 Series 1999, 5.250%, 7/01/14 - MBIA Insured

                Washington State Healthcare Facilities Authority, Revenue
                Bonds, Group Health Cooperative of Puget
                Sound, Series 2001:
        3,005    5.375%, 12/01/17 - AMBAC Insured                                    12/11 at 101.00         AAA          3,239,450
        2,915    5.375%, 12/01/18 - AMBAC Insured                                    12/11 at 101.00         AAA          3,124,676

        3,720   Washington State Healthcare Facilities Authority, Revenue            10/11 at 100.00         Aaa          3,959,084
                 Bonds, Children's Hospital and Regional Medical Center,
                 Series 2001, 5.375%, 10/01/18 - AMBAC Insured

                Washington State Health Care Facilities Authority, Revenue
                Bonds, Good Samaritan Hospital, Series 2001:
        5,480    5.500%, 10/01/21 - RAAI Insured                                     10/11 at 101.00          AA          5,737,176
       25,435    5.625%, 10/01/31 - RAAI Insured                                     10/11 at 101.00          AA         26,631,462


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 5.2%

                City of Appleton, Wisconsin, Waterworks Revenue Refunding
                Bonds, Series 2001:
        3,705    5.375%, 1/01/20 - FGIC Insured                                       1/12 at 100.00         Aaa          3,954,272
        1,850    5.000%, 1/01/21 - FGIC Insured                                       1/12 at 100.00         Aaa          1,901,689

        1,735   Evansville Community School District, Dane, Green, and                4/11 at 100.00         AAA          1,892,746
                 Rock Counties, Wisconsin, General Obligation Refunding
                 Bonds, Series 2001, 5.500%, 4/01/20 - FGIC Insured

       12,250   City of La Crosse, Wisconsin, Pollution Control Revenue              12/08 at 102.00         AAA         13,323,345
                 Refunding Bonds, Dairyland Power Cooperative Project,
                 Series 1997B, 5.550%, 2/01/15 - AMBAC Insured


                                       59


                            Nuveen Dividend Advantage Municipal Fund 3 (NZF) (continued)
                                   Portfolio of INVESTMENTS October 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN (continued)

$       3,180   State of Wisconsin, Clean Water Revenue Bonds,                        6/09 at 100.00         AA+      $   3,524,394
                 1999 Series 1, 5.500%, 6/01/17

        4,000   Wisconsin Health and Educational Facilities Authority,               10/11 at 101.00          A+          3,960,480
                 Revenue Bonds, Froedert and Community Health Obligated
                 Group, Series 2001, 5.375%, 10/01/30

        2,500   Wisconsin Health and Educational Facilities Authority,                2/12 at 100.00        BBB+          2,523,274
                 Revenue Bonds, Marshfield Clinic, Series 2001B,
                 6.000%, 2/15/25
------------------------------------------------------------------------------------------------------------------------------------
$     869,040   Total Long-Term Investments (cost $871,058,204) - 149.5%                                                888,188,075
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.0%                                                                     17,966,002
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.5)%                                                       (312,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 594,154,077
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    # On December 9, 2002, UALCorporation, the holding company of United Air Lines, Inc. filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.


                                       60


                Statement of
                    ASSETS AND LIABILITIES October 31, 2003
                                  PERFORMANCE        MUNICIPAL           MARKET         DIVIDEND          DIVIDEND         DIVIDEND
                                         PLUS        ADVANTAGE      OPPORTUNITY        ADVANTAGE       ADVANTAGE 2      ADVANTAGE 3
                                        (NPP)            (NMA)            (NMO)            (NAD)             (NXZ)            (NZF)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost
   $1,296,453,235, $948,430,897,
   $989,353,141, $821,044,357,
   $633,591,578 and $871,058,204,
   respectively)               $1,379,062,830   $1,008,756,335   $1,048,169,730     $873,537,804      $653,500,549     $888,188,075
Cash                                       --        1,024,201               --               --         3,005,929               --
Receivables:
   Interest                        22,300,811       18,849,236       18,162,689       15,069,666        11,440,319       15,693,012
   Investments sold                 8,514,439        1,273,831        9,669,706        3,143,978                --        3,160,038
Other assets                           49,277           41,688           47,219           46,678            31,356           10,844
------------------------------------------------------------------------------------------------------------------------------------
      Total assets              1,409,927,357    1,029,945,291    1,076,049,344      891,798,126       667,978,153      907,051,969
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                      4,335,428               --        7,242,723          933,950                --          446,360
Payable for investments purchased          --               --               --               --         2,551,563               --
Accrued expenses:
   Management fees                    732,858          541,657          561,198          244,628           193,521          252,427
   Other                              306,507          230,456          259,908          337,533           115,577          184,301
Preferred share dividends payable      27,717           25,904           30,363           15,785            16,234           14,804
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities             5,402,510          798,017        8,094,192        1,531,896         2,876,895          897,892
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at
   liquidation value              479,000,000      358,000,000      380,000,000      295,000,000       222,000,000      312,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   Common shares               $  925,524,847   $  671,147,274   $  687,955,152     $595,266,230      $443,101,258     $594,154,077
====================================================================================================================================
Common shares outstanding          59,914,073       42,980,333       45,540,872       39,237,705        29,282,000       40,310,119
====================================================================================================================================
Net asset value per Common share
   outstanding (net assets
   applicable to Common
   shares, divided by
   Common shares outstanding)  $        15.45   $        15.62   $        15.11     $      15.17     $       15.13     $      14.74
====================================================================================================================================
NET ASSETS APPLICABLE TO
   COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01
   par value per share         $      599,141   $      429,803   $      455,409     $    392,377      $    292,820     $    403,101
Paid-in surplus                   836,307,520      600,296,194      635,397,085      557,556,239       416,101,191      572,811,979
Undistributed net investment
   income                          11,883,367        9,507,298        6,566,696        6,991,496         5,895,336        5,124,505
Accumulated net realized gain (loss)
   from investment transactions    (5,874,776)         588,541      (13,280,627)     (22,167,329)          902,940       (1,315,379)
Net unrealized appreciation
   of investments                  82,609,595       60,325,438       58,816,589       52,493,447        19,908,971       17,129,871
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   Common shares               $  925,524,847   $  671,147,274   $  687,955,152     $595,266,230      $443,101,258     $594,154,077
====================================================================================================================================
Authorized shares:
   Common                         200,000,000      200,000,000      200,000,000        Unlimited         Unlimited        Unlimited
   Preferred                        1,000,000        1,000,000        1,000,000        Unlimited         Unlimited        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.


                Statement of
                     OPERATIONS Year Ended October 31, 2003

                                  PERFORMANCE        MUNICIPAL            MARKET         DIVIDEND          DIVIDEND        DIVIDEND
                                         PLUS        ADVANTAGE       OPPORTUNITY        ADVANTAGE       ADVANTAGE 2     ADVANTAGE 3
                                        (NPP)            (NMA)             (NMO)            (NAD)             (NXZ)           (NZF)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                 $74,947,407      $56,742,924      $ 55,594,814       $48,296,150      $36,964,229     $47,382,671
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                     8,676,542        6,397,562         6,586,891         5,553,186        4,174,354       5,658,480
Preferred shares - auction fees     1,218,276          901,466           955,263           752,720          540,021         770,667
Preferred shares - dividend
   disbursing agent fees               50,000           50,000            40,000            30,000           30,000          30,000
Shareholders' servicing agent fees
   and expenses                       258,874          153,740           173,785            28,367           12,564          11,307
Custodian's fees and expenses         304,155          225,793           242,125           209,041          156,821         201,996
Directors'/Trustees' fees
   and expenses                        24,305           14,057            19,095            15,980           12,275          16,781
Professional fees                      36,381           36,576           131,553         1,134,658           44,860          37,316
Shareholders' reports - printing and
   mailing expenses                   152,991           88,126           135,189           111,008           68,541          95,385
Stock exchange listing fees            23,105           16,784            17,739            15,923            1,232           4,056
Investor relations expense            149,319          132,004           139,930           111,707           71,806         104,830
Other expenses                         63,655           60,322            64,701            42,677           34,931          38,114
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee
   credit and expense
   reimbursement                   10,957,603        8,076,430         8,506,271         8,005,267        5,147,405       6,968,932
   Custodian fee credit               (27,822)         (23,445)          (35,349)          (31,113)         (25,168)        (19,376)
   Expense reimbursement                   --               --                --        (2,666,357)      (1,982,210)     (2,714,220)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                       10,929,781        8,052,985         8,470,922         5,307,797        3,140,027       4,235,336
------------------------------------------------------------------------------------------------------------------------------------
Net investment income              64,017,626       48,689,939        47,123,892        42,988,353       33,824,202      43,147,335
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
  FROM INVESTMENTS
Net realized gain (loss)
   from investments                (5,880,620)         634,285       (11,663,137)       (4,617,432)         890,827         202,373
Change in net unrealized appreciation
   (depreciation) of investments    8,871,335        9,982,884        34,046,066        12,311,762        4,294,735       3,920,609
------------------------------------------------------------------------------------------------------------------------------------
Net gain from investments           2,990,715       10,617,169        22,382,929         7,694,330        5,185,562       4,122,982
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income         (4,280,974)      (3,175,596)       (3,474,652)       (2,660,192)      (2,029,376)     (2,863,822)
From accumulated net realized gains
   from investments                  (139,879)        (242,543)               --                --          (28,710)             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Preferred shareholders       (4,420,853)      (3,418,139)       (3,474,652)       (2,660,192)      (2,058,086)     (2,863,822)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from
   operations                     $62,587,488      $55,888,969      $ 66,032,169       $48,022,491      $36,951,678     $44,406,495
====================================================================================================================================

                                 See accompanying notes to financial statements.

                Statement of
                      CHANGES IN NET ASSETS
                                      PERFORMANCE PLUS (NPP)            MUNICIPAL ADVANTAGE (NMA)          MARKET OPPORTUNITY (NMO)
                                  -----------------------------      ------------------------------     ----------------------------
                                    YEAR ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED     YEAR ENDED
                                      10/31/03         10/31/02          10/31/03          10/31/02         10/31/03       10/31/02
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 64,017,626     $ 65,273,913      $ 48,689,939      $ 49,642,569     $ 47,123,892   $ 50,666,010
Net realized gain (loss)
   from investments                 (5,880,620)       1,658,527           634,285         3,175,745      (11,663,137)    (1,622,794)
Change in net unrealized
   appreciation (depreciation)
   of investments                    8,871,335      (15,059,549)        9,982,884       (13,241,244)      34,046,066    (30,326,455)
Distributions to Preferred
   shareholders:
   From net investment income       (4,280,974)      (5,916,338)       (3,175,596)       (4,136,412)      (3,474,652)    (4,944,432)
   From accumulated net
     realized gains
     from investments                 (139,879)        (720,966)         (242,543)       (1,143,082)              --       (289,119)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares
   from operations                  62,587,488       45,235,587        55,888,969        34,297,576       66,032,169     13,483,210
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income         (56,921,521)     (53,683,146)      (44,027,554)      (40,570,160)     (42,990,586)   (41,601,362)
From accumulated net realized gains
   from investments                 (1,515,794)      (2,612,288)       (2,984,339)       (4,129,879)              --       (992,816)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders          (58,437,315)     (56,295,434)      (47,011,893)      (44,700,039)     (42,990,586)   (42,594,178)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares issued
   to shareholders due to reinvestment
   of distributions                         --               --                --                --               --             --
Preferred shares offering costs         (1,000)        (501,535)               --                --               --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from capital share transactions      (1,000)        (501,535)               --                --               --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares       4,149,173      (11,561,382)        8,877,076       (10,402,463)      23,041,583    (29,110,968)
Net assets applicable to Common
   shares at the beginning
   of year                         921,375,674      932,937,056       662,270,198       672,672,661      664,913,569    694,024,537
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of year      $925,524,847     $921,375,674      $671,147,274      $662,270,198     $687,955,152   $664,913,569
====================================================================================================================================
Undistributed net investment
   income at the end of year      $ 11,883,367     $  9,074,385      $  9,507,298      $  8,026,346     $  6,566,696   $  5,943,407
====================================================================================================================================

                                 See accompanying notes to financial statements.


                Statement of
                    CHANGES IN NET ASSETS (continued)
                                      DIVIDEND ADVANTAGE (NAD)          DIVIDEND ADVANTAGE 2 (NXZ)       DIVIDEND ADVANTAGE 3 (NZF)
                                  -----------------------------      ------------------------------     ----------------------------
                                    YEAR ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED     YEAR ENDED
                                      10/31/03         10/31/02          10/31/03          10/31/02         10/31/03       10/31/02
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 42,988,353     $ 44,433,341      $ 33,824,202      $ 33,702,642     $ 43,147,335   $ 41,656,411
Net realized gain (loss)
   from investments                 (4,617,432)         140,122           890,827           301,752          202,373     (1,471,054)
Change in net unrealized
   appreciation (depreciation)
   of investments                   12,311,762         (107,226)        4,294,735        (9,579,398)       3,920,609      7,512,570
Distributions to Preferred
   shareholders:
   From net investment income       (2,660,192)      (3,979,694)       (2,029,376)       (3,000,574)      (2,863,822)    (4,027,379)
   From accumulated net realized
     gains from investments                 --               --           (28,710)          (64,965)              --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares
   from operations                  48,022,491       40,486,543        36,951,678        21,359,457       44,406,495     43,670,548
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income         (38,956,575)     (36,722,714)      (29,486,976)      (26,749,093)     (37,528,721)   (36,520,445)
From accumulated net realized
   gains from investments                   --               --          (272,342)         (298,687)              --             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders          (38,956,575)     (36,722,714)      (29,759,318)      (27,047,780)     (37,528,721)   (36,520,445)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares issued
   to shareholders due to reinvestment
   of distributions                    155,266        1,192,197                --                --          476,145         43,936
Preferred shares offering costs             --               --             2,137           286,674            1,199     (3,494,972)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from capital share transactions     155,266        1,192,197             2,137           286,674          477,344     (3,451,036)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
   net assets applicable
   to Common shares                  9,221,182        4,956,026         7,194,497        (5,401,649)       7,355,118      3,699,067
Net assets applicable to
   Common shares at the
   beginning of year               586,045,048      581,089,022       435,906,761       441,308,410      586,798,959    583,099,892
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of year      $595,266,230     $586,045,048      $443,101,258      $435,906,761     $594,154,077   $586,798,959
====================================================================================================================================
Undistributed net investment
   income at
   the end of year                $  6,991,496     $  5,680,795      $  5,895,336      $  3,600,024     $  5,124,505   $  2,370,251
====================================================================================================================================


                                 See accompanying notes to financial statements.

                Notes to
                      FINANCIAL STATEMENTS



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The National Funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Performance Plus Municipal Fund, Inc. (NPP), Nuveen Municipal Advantage Fund, Inc. (NMA), Nuveen Municipal Market Opportunity Fund, Inc. (NMO), Nuveen Dividend Advantage Municipal Fund (NAD), Nuveen Dividend Advantage Municipal Fund 2 (NXZ) and Nuveen Dividend Advantage Municipal Fund 3 (NZF). Performance Plus (NPP), Municipal Advantage (NMA), Market Opportunity (NMO) and Dividend Advantage (NAD) are traded on the New York Stock Exchange while Dividend Advantage 2 (NXZ) and Dividend Advantage 3 (NZF) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, diversified management investment companies.

Each Fund seeks to provide current income exempt from regular federal income tax by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Directors/Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At October 31, 2003, there were no such outstanding purchase commitments in any of the Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Professional Fees

Professional fees presented in the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of the Fund's shareholders.

Federal Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended October 31, 2003, have been designated Exempt Interest Dividends.

Notes to
    FINANCIAL STATEMENTS (continued)



Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Preferred Shares

The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each Series may change every seven days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                            PERFORMANCE    MUNICIPAL        MARKET     DIVIDEND     DIVIDEND     DIVIDEND
                                   PLUS    ADVANTAGE   OPPORTUNITY    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                  (NPP)        (NMA)         (NMO)        (NAD)        (NXZ)        (NZF)
---------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                       4,000        3,000         4,000        4,000        3,000           --
   Series T                       4,000        3,000         4,000        4,000        3,000           --
   Series W                       4,000        3,000         3,200           --           --        4,160
   Series TH                      3,160        2,320            --        3,800           --        4,160
   Series F                       4,000        3,000         4,000           --        2,880        4,160
---------------------------------------------------------------------------------------------------------
Total                            19,160       14,320        15,200       11,800        8,880       12,480
=========================================================================================================

Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended October 31, 2003.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Offering Costs

Costs incurred by Performance Plus (NPP) and Dividend Advantage 3 (NZF) in connection with their offerings of Preferred shares ($502,535 and $3,493,773, respectively) were recorded as a reduction to paid-in surplus.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common and Preferred shares were as follows:

                                                              MUNICIPAL                     MARKET
                         PERFORMANCE PLUS (NPP)            ADVANTAGE (NMA)             OPPORTUNITY (NMO)
                         ----------------------          ------------------           -------------------
                               YEAR       YEAR               YEAR      YEAR               YEAR       YEAR
                              ENDED      ENDED              ENDED     ENDED              ENDED      ENDED
                           10/31/03   10/31/02           10/31/03  10/31/02           10/31/03   10/31/02
=========================================================================================================
Common shares issued to
   shareholders due to
   reinvestment of
   distributions                 --         --                 --        --                 --         --
=========================================================================================================
Preferred shares sold            --      1,400                 --        --                 --         --
=========================================================================================================

                        DIVIDEND ADVANTAGE (NAD)     DIVIDEND ADVANTAGE 2 (NXZ)  DIVIDEND ADVANTAGE 3 (NZF)
                        ------------------------     --------------------------  --------------------------
                               YEAR       YEAR               YEAR      YEAR               YEAR       YEAR
                              ENDED      ENDED              ENDED     ENDED              ENDED      ENDED
                           10/31/03   10/31/02           10/31/03  10/31/02           10/31/03   10/31/02
=========================================================================================================
Common shares issued to
   shareholders due to
   reinvestment of
   distributions              9,858     80,089                 --        --                 --      3,119
=========================================================================================================
Preferred shares sold            --         --                 --        --                 --     12,480
=========================================================================================================

                Notes to
                    FINANCIAL STATEMENTS (continued)



3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities during the fiscal year ended October 31, 2003, were as follows:

                            PERFORMANCE    MUNICIPAL        MARKET     DIVIDEND     DIVIDEND     DIVIDEND
                                   PLUS    ADVANTAGE   OPPORTUNITY    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                  (NPP)        (NMA)         (NMO)        (NAD)        (NXZ)        (NZF)
---------------------------------------------------------------------------------------------------------
Purchases                  $142,495,719  $74,556,548  $ 95,269,111  $30,224,317  $72,469,463  $30,112,563
Sales and maturities        136,068,025   91,537,583   108,089,800   47,917,593   92,271,573   26,282,970
=========================================================================================================


4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At October 31, 2003, the cost of investments were as follows:

                            PERFORMANCE     MUNICIPAL        MARKET      DIVIDEND      DIVIDEND      DIVIDEND
                                   PLUS     ADVANTAGE   OPPORTUNITY     ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3
                                  (NPP)         (NMA)         (NMO)         (NAD)         (NXZ)         (NZF)
-------------------------------------------------------------------------------------------------------------
Cost of investments      $1,295,588,954  $947,768,522  $988,885,955  $820,431,397  $633,345,726  $871,007,676
=============================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2003, were as follows:

                            PERFORMANCE    MUNICIPAL        MARKET     DIVIDEND     DIVIDEND     DIVIDEND
                                   PLUS    ADVANTAGE   OPPORTUNITY    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                  (NPP)        (NMA)         (NMO)        (NAD)        (NXZ)        (NZF)
---------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation             $96,389,691  $77,539,144   $81,144,469  $67,183,324  $30,778,706  $28,953,058
   Depreciation             (12,915,815) (16,551,331)  (21,860,694) (14,076,917) (10,623,883) (11,772,659)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   of investments           $83,473,876  $60,987,813   $59,283,775  $53,106,407  $20,154,823  $17,180,399
=========================================================================================================

The tax components of undistributed net investment income and net realized gains at October 31, 2003, were as follows:

                            PERFORMANCE    MUNICIPAL        MARKET     DIVIDEND     DIVIDEND     DIVIDEND
                                   PLUS    ADVANTAGE   OPPORTUNITY    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                  (NPP)        (NMA)         (NMO)        (NAD)        (NXZ)        (NZF)
---------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt
   income                  $15,733,229   $12,505,878    $9,582,171   $9,592,110   $8,183,960   $8,273,202
Undistributed net ordinary
   income *                    166,616        11,261       145,432       27,034           11           79
Undistributed net long-term
   capital gains                    --       638,541            --           --      902,940           --
=========================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended October 31, 2003 and October 31, 2002, was designated for purposes of the dividends paid deduction as follows:

                            PERFORMANCE    MUNICIPAL        MARKET     DIVIDEND     DIVIDEND     DIVIDEND
                                   PLUS    ADVANTAGE   OPPORTUNITY    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
2003                              (NPP)        (NMA)         (NMO)        (NAD)        (NXZ)        (NZF)
---------------------------------------------------------------------------------------------------------
Distributions from net
   tax-exempt income        $60,990,090  $46,876,673   $46,423,461  $41,473,029  $31,323,275  $40,277,088
Distributions from net
   ordinary income *              3,729      179,625            --           --      185,573           --
Distributions from net
   long-term
   capital gains              1,655,369    3,226,882            --           --      115,479           --
=========================================================================================================

                            PERFORMANCE    MUNICIPAL        MARKET     DIVIDEND     DIVIDEND     DIVIDEND
                                   PLUS    ADVANTAGE   OPPORTUNITY    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
2002                              (NPP)        (NMA)         (NMO)        (NAD)        (NXZ)        (NZF)
---------------------------------------------------------------------------------------------------------
Distributions from net
   tax-exempt income        $59,286,613  $44,278,184   $46,362,835  $40,491,284  $29,610,711  $37,463,976
Distributions from net
   ordinary income *            256,881    1,271,708            --           --      363,652           --
Distributions from net
   long-term
   capital gains              3,076,373    4,070,716     1,281,935           --           --           --
=========================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At October 31, 2003, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                       PERFORMANCE       MARKET     DIVIDEND     DIVIDEND
                                                              PLUS  OPPORTUNITY    ADVANTAGE  ADVANTAGE 3
                                                             (NPP)        (NMO)        (NAD)        (NZF)
---------------------------------------------------------------------------------------------------------
Expiration year:
   2007                                                 $       --  $        --  $ 2,980,482   $       --
   2008                                                         --           --   14,462,547           --
   2009                                                         --           --           --           --
   2010                                                         --    1,622,794           --    1,315,379
   2011                                                  5,874,776   11,657,833    4,594,300           --
---------------------------------------------------------------------------------------------------------
Total                                                   $5,874,776  $13,280,627  $22,037,329   $1,315,379
=========================================================================================================

                Notes to
                    FINANCIAL STATEMENTS (continued)



5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under Performance Plus' (NPP), Municipal Advantage's (NMA) and Market Opportunity's (NMO) investment management agreements with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. (formerly, The John Nuveen Company), each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For the next $3 billion                                                   .5875
For net assets over $5 billion                                            .5750
================================================================================


Under Dividend Advantage's (NAD), Dividend Advantage 2's (NXZ) and Dividend Advantage 3's (NZF) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For net assets over $2 billion                                            .5750
================================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates.

For the first ten years of Dividend Advantage's (NAD) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
JULY 31,                                     JULY 31,
--------------------------------------------------------------------------------
1999*                   .30%                      2005                      .25%
2000                    .30                       2006                      .20
2001                    .30                       2007                      .15
2002                    .30                       2008                      .10
2003                    .30                       2009                      .05
2004                    .30
================================================================================

*  From the commencement of operations.

The Adviser has not agreed to reimburse Dividend Advantage (NAD) for any portion of its fees and expenses beyond July 31, 2009.

For the first ten years of Dividend Advantage 2's (NXZ) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
MARCH 31,                                    MARCH 31,
--------------------------------------------------------------------------------
2001*                   .30%                      2007                      .25%
2002                    .30                       2008                      .20
2003                    .30                       2009                      .15
2004                    .30                       2010                      .10
2005                    .30                       2011                      .05
2006                    .30
================================================================================

*  From the commencement of operations.

The Adviser has not agreed to reimburse Dividend Advantage 2 (NXZ) for any portion of its fees and expenses beyond March 31, 2011.

For the first ten years of Dividend Advantage 3's (NZF) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
SEPTEMBER 30,                                SEPTEMBER 30,
--------------------------------------------------------------------------------
2001*                   .30%                      2007                      .25%
2002                    .30                       2008                      .20
2003                    .30                       2009                      .15
2004                    .30                       2010                      .10
2005                    .30                       2011                      .05
2006                    .30
================================================================================

*  From the commencement of operations.

The Adviser has not agreed to reimburse Dividend Advantage 3 (NZF) for any portion of its fees and expenses beyond September 30, 2011.

6. INVESTMENT COMPOSITION

At October 31, 2003, the revenue sources by municipal purpose, expressed as a percent of total investments, were as follows:

                            PERFORMANCE    MUNICIPAL        MARKET     DIVIDEND     DIVIDEND     DIVIDEND
                                   PLUS    ADVANTAGE   OPPORTUNITY    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                  (NPP)        (NMA)         (NMO)        (NAD)        (NXZ)        (NZF)
---------------------------------------------------------------------------------------------------------
Consumer Staples                      5%           5%           5%           4%           3%           5%
Education and Civic Organizations     4           --            4            5            3            5
Healthcare                            9           17           10           16           24           16
Housing/Multifamily                   6            2            1            1            1            4
Housing/Single Family                 6           11            1            4            6            7
Long-Term Care                        1            2           --            4            1            1
Tax Obligation/General               15            7           23           14            9            9
Tax Obligation/Limited               14            9           13           12           19           12
Transportation                        8           10           16           14           14           17
U.S. Guaranteed                      16           14           13           12            3            2
Utilities                            10           17            8           10            7            8
Water and Sewer                       6            5            5            3            9           12
Other                                --            1            1            1            1            2
---------------------------------------------------------------------------------------------------------
                                    100%         100%         100%         100%         100%         100%
=========================================================================================================

Certain investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (62% for Performance Plus (NPP), 55% for Municipal Advantage (NMA), 56% for Market Opportunity (NMO), 62% for Dividend Advantage (NAD), 53% for Dividend Advantage 2 (NXZ) and 66% for Dividend Advantage 3 (NZF)). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of the Funds' shares.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

                Notes to
                    FINANCIAL STATEMENTS (continued)



7. SUBSEQUENT EVENT - DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on December 1, 2003, to shareholders of record on November 15, 2003, as follows:

                            PERFORMANCE    MUNICIPAL        MARKET     DIVIDEND     DIVIDEND     DIVIDEND
                                   PLUS    ADVANTAGE   OPPORTUNITY    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                  (NPP)        (NMA)         (NMO)        (NAD)        (NXZ)        (NZF)
---------------------------------------------------------------------------------------------------------
Dividend per share               $.0810       $.0860        $.0790       $.0855       $.0860       $.0790
=========================================================================================================

                Financial
                      HIGHLIGHTS


                Financial
                      HIGHLIGHTS

Selected data for a Common share outstanding throughout each period:

                                                         Investment Operations                              Less Distributions
                                   ----------------------------------------------------------------  -------------------------------
                                                             Distributions   Distributions
                                                                  from Net            from                  Net
                        Beginning                      Net      Investment         Capital           Investment   Capital
                           Common                Realized/       Income to        Gains to            Income to  Gains to
                            Share         Net   Unrealized       Preferred       Preferred               Common    Common
                        Net Asset  Investment   Investment          Share-          Share-               Share-    Share-
                            Value      Income  Gain (Loss)         holders+        holders+   Total     holders   holders     Total
====================================================================================================================================
PERFORMANCE PLUS (NPP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                       $15.38       $1.07       $  .05           $(.07)           $ --   $ 1.05      $ (.95)    $(.03)   $ (.98)
2002                        15.57        1.09         (.22)           (.10)           (.01)     .76        (.90)     (.04)     (.94)
2001                        14.36        1.10         1.17            (.23)             --     2.04        (.83)       --      (.83)
2000                        13.69        1.12          .69            (.29)             --     1.52        (.84)       --      (.84)
1999                        15.43        1.12        (1.73)           (.21)             --     (.82)       (.91)     (.01)     (.92)

MUNICIPAL ADVANTAGE (NMA)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                        15.41        1.13          .25            (.07)           (.01)    1.30       (1.02)     (.07)    (1.09)
2002                        15.65        1.15         (.22)           (.10)           (.03)     .80        (.94)     (.10)    (1.04)
2001                        14.61        1.16         1.10            (.24)           (.03)    1.99        (.87)     (.08)     (.95)
2000                        13.98        1.24          .63            (.33)             --     1.54        (.91)       --      (.91)
1999                        15.85        1.24        (1.85)           (.24)             --     (.85)      (1.00)       --     (1.00)

MARKET OPPORTUNITY (NMO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                        14.60        1.03          .50            (.08)             --     1.45        (.94)       --      (.94)
2002                        15.24        1.11         (.70)           (.11)           (.01)     .29        (.91)     (.02)     (.93)
2001                        14.45        1.16          .80            (.26)           (.01)    1.69        (.87)     (.03)     (.90)
2000                        14.11        1.24          .38            (.34)             --     1.28        (.94)       --      (.94)
1999                        15.96        1.26        (1.83)           (.24)             --     (.81)      (1.01)     (.01)    (1.02)

DIVIDEND ADVANTAGE (NAD)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                        14.94        1.10          .19            (.07)             --     1.22        (.99)       --      (.99)
2002                        14.84        1.13          .01            (.10)             --     1.04        (.94)       --      (.94)
2001                        13.59        1.16         1.21            (.24)             --     2.13        (.88)       --      (.88)
2000                        12.78        1.15          .84            (.31)             --     1.68        (.86)       --      (.86)
1999(a)                     14.33         .39        (1.47)           (.07)             --    (1.15)       (.30)       --      (.30)

DIVIDEND ADVANTAGE 2 (NXZ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                        14.89        1.16          .17            (.07)             --     1.26       (1.01)     (.01)    (1.02)
2002                        15.07        1.15         (.32)           (.10)             --      .73        (.91)     (.01)     (.92)
2001(b)                     14.33         .52          .88            (.09)             --     1.31        (.45)       --      (.45)

DIVIDEND ADVANTAGE 3 (NZF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                        14.56        1.07          .10            (.07)             --     1.10        (.93)       --      (.93)
2002                        14.47        1.03          .16            (.10)             --     1.09        (.91)       --      (.91)
2001(c)                     14.33         .03          .14              --              --      .17          --        --        --
====================================================================================================================================

                                                                          Total Returns
                                                                      --------------------
                                 Offering                                            Based
                                Costs and       Ending                                  on
                                Preferred       Common                 Based        Common
                                    Share        Share     Ending         on     Share Net
                             Underwriting    Net Asset     Market     Market         Asset
                                Discounts        Value      Value      Value**       Value**
============================================================================================
PERFORMANCE PLUS (NPP)
--------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                                 $ --       $15.45   $14.6400       9.58%         6.97%
2002                                 (.01)       15.38    14.2800       4.51          5.03
2001                                   --        15.57    14.5800      26.96         14.51
2000                                 (.01)       14.36    12.1875        .90         11.47
1999                                   --        13.69    12.9375     (10.76)        (5.63)

MUNICIPAL ADVANTAGE (NMA)
--------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                                   --        15.62    15.4400      13.17          8.71
2002                                   --        15.41    14.6600       5.89          5.39
2001                                   --        15.65    14.8500      23.35         13.97
2000                                   --        14.61    12.8750       1.46         11.48
1999                                 (.02)       13.98    13.6250      (8.16)        (5.83)

MARKET OPPORTUNITY (NMO)
--------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                                   --        15.11    14.2900      10.62         10.24
2002                                   --        14.60    13.8000        .49          2.03
2001                                   --        15.24    14.6500      20.03         11.93
2000                                   --        14.45    13.0000       2.97          9.41
1999                                 (.02)       14.11    13.5625      (9.18)        (5.49)

DIVIDEND ADVANTAGE (NAD)
--------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                                   --        15.17    15.1200      11.41          8.41
2002                                   --        14.94    14.5000       2.01          7.26
2001                                   --        14.84    15.1400      27.35         16.03
2000                                 (.01)       13.59    12.6250       (.79)        13.61
1999(a)                              (.10)       12.78    13.6250      (7.29)        (8.83)

DIVIDEND ADVANTAGE 2 (NXZ)
--------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                                   --        15.13    14.8500      14.39          8.67
2002                                  .01        14.89    13.9100       (.81)         5.16
2001(b)                              (.12)       15.07    14.9600       2.75          8.39

DIVIDEND ADVANTAGE 3 (NZF)
--------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                                  .01        14.74    13.8000       9.04          7.82
2002                                 (.09)       14.56    13.5300      (4.26)         7.20
2001(c)                              (.03)       14.47    15.0700        .47           .98
============================================================================================

                                                                    Ratios/Supplemental Data
                                  ----------------------------------------------------------------------------------------------
                                                   Before Credit/Reimbursement      After Credit/Reimbursement***
                                                  -----------------------------    -------------------------------
                                                                 Ratio of Net                       Ratio of Net
                                                    Ratio of       Investment        Ratio of         Investment
                                       Ending       Expenses        Income to        Expenses          Income to
                                          Net     to Average          Average      to Average            Average
                                       Assets     Net Assets       Net Assets      Net Assets         Net Assets
                                   Applicable     Applicable       Applicable      Applicable         Applicable      Portfolio
                                    to Common      to Common        to Common       to Common          to Common       Turnover
                                  Shares (000)        Shares++         Shares++        Shares++           Shares++         Rate
================================================================================================================================
PERFORMANCE PLUS (NPP)
--------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                                 $925,525           1.18%            6.89%           1.18%              6.90%            10%
2002                                  921,376           1.18             7.11            1.17               7.12             11
2001                                  932,937           1.15             7.29            1.14               7.30             14
2000                                  860,556           1.17             8.09            1.16               8.10             25
1999                                  820,432           1.15             7.48            1.12               7.51             30

MUNICIPAL ADVANTAGE (NMA)
--------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                                  671,147           1.21             7.27            1.20               7.27              7
2002                                  662,270           1.22             7.55            1.22               7.55             17
2001                                  672,673           1.23             7.60            1.22               7.61             18
2000                                  628,099           1.23             8.77            1.23               8.77             39
1999                                  600,923           1.16             8.12            1.16               8.12             29

MARKET OPPORTUNITY (NMO)
--------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                                  687,955           1.25             6.94            1.25               6.94              9
2002                                  664,914           1.24             7.50            1.24               7.51             13
2001                                  694,025           1.23             7.73            1.23               7.74             11
2000                                  658,070           1.25             8.76            1.23               8.77             52
1999                                  642,643           1.15             8.18            1.14               8.19             31

DIVIDEND ADVANTAGE (NAD)
--------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                                  595,266           1.35             6.78             .89               7.24              3
2002                                  586,045           1.25             7.24             .80               7.70              7
2001                                  581,089           1.26             7.56             .78               8.04             12
2000                                  531,571           1.22             8.34             .73               8.83             37
1999(a)                               499,783           1.06*            6.10*            .58*              6.58*            16

DIVIDEND ADVANTAGE 2 (NXZ)
--------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                                  443,101           1.17             7.20             .71               7.66             11
2002                                  435,907           1.17             7.32             .70               7.79              9
2001(b)                               441,308           1.13*            5.56*            .63*              6.06*             5

DIVIDEND ADVANTAGE 3 (NZF)
--------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                                  594,154           1.17             6.80             .71               7.26              3
2002                                  586,799           1.17             6.78             .70               7.25              7
2001(c)                               583,100            .72*            2.05*            .42*              2.36*             1
================================================================================================================================

                                     Preferred Shares at End of Period
                                  ---------------------------------------
                                    Aggregate    Liquidation
                                       Amount     and Market        Asset
                                  Outstanding          Value     Coverage
                                         (000)     Per Share    Per Share
==========================================================================
PERFORMANCE PLUS (NPP)
--------------------------------------------------------------------------
Year Ended 10/31:
2003                                 $479,000       $25,000       $73,305
2002                                  479,000        25,000        73,089
2001                                  444,000        25,000        77,530
2000                                  444,000        25,000        73,455
1999                                  400,000        25,000        76,277

MUNICIPAL ADVANTAGE (NMA)
--------------------------------------------------------------------------
Year Ended 10/31:
2003                                  358,000        25,000        71,868
2002                                  358,000        25,000        71,248
2001                                  358,000        25,000        71,974
2000                                  358,000        25,000        68,862
1999                                  358,000        25,000        66,964

MARKET OPPORTUNITY (NMO)
--------------------------------------------------------------------------
Year Ended 10/31:
2003                                  380,000        25,000        70,260
2002                                  380,000        25,000        68,744
2001                                  380,000        25,000        70,660
2000                                  380,000        25,000        68,294
1999                                  380,000        25,000        67,279

DIVIDEND ADVANTAGE (NAD)
--------------------------------------------------------------------------
Year Ended 10/31:
2003                                  295,000        25,000        75,446
2002                                  295,000        25,000        74,665
2001                                  295,000        25,000        74,245
2000                                  295,000        25,000        70,048
1999(a)                               295,000        25,000        67,354

DIVIDEND ADVANTAGE 2 (NXZ)
--------------------------------------------------------------------------
Year Ended 10/31:
2003                                  222,000        25,000        74,899
2002                                  222,000        25,000        74,089
2001(b)                               222,000        25,000        74,697

DIVIDEND ADVANTAGE 3 (NZF)
--------------------------------------------------------------------------
Year Ended 10/31:
2003                                  312,000        25,000        72,608
2002                                  312,000        25,000        72,019
2001(c)                                    --            --            --
==========================================================================

*    Annualized.

** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset
     Value is the combination of reinvested dividend income at net asset value, reinvested capital gains distributions at net asset value, if any, and changes in Common share net asset value per share. Total returns are not annualized.

***  After custodian fee credit and expense reimbursement, where applicable.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares, where applicable.

(a)  For the period May 26, 1999 (commencement of operations) through October
     31, 1999.

(b)  For the period March 27, 2001 (commencement of operations) through October
     31, 2001.

(c)  For the period September 25, 2001 (commencement of operations) through
     October 31, 2001.

                                 See accompanying notes to financial statements.


                                  74-75 spread


                Directors/Trustees
                       AND OFFICERS

The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Directors/ Trustees of the Funds. The number of directors/trustees of the Funds is currently set at twelve. None of the directors/trustees who are not "interested" persons of the Funds has ever been a director/trustee or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the directors/trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

                                                                                                                          NUMBER OF
                                                                                                                      PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST    PRINCIPAL OCCUPATION(S)                                      FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    INCLUDING OTHER DIRECTORSHIPS                                 OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(2)  DURING PAST 5 YEARS                                      DIRECTOR/TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

DIRECTOR/TRUSTEE WHO IS AN INTERESTED PERSON OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger (1)    Chairman of the    1994    Chairman and Director (since 1996) of Nuveen                          142
3/28/49                        Board and                  Investments, Inc. and Nuveen Investments, LLC;
333 W. Wacker Drive            Director/Trustee           Director (since 1992) and Chairman (since 1996) of
Chicago, IL 60606                                         Nuveen Advisory Corp. and Nuveen Institutional
                                                          Advisory Corp.; Chairman and Director (since 1997)
                                                          of Nuveen Asset Management, Inc.; Director (since 1996)
                                                          of Institutional Capital Corporation; Chairman and Director
                                                          (since 1999) of Rittenhouse Asset Management, Inc.;
                                                          Chairman of Nuveen Investments Advisers Inc. (since 2002).


DIRECTORS/TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
William E. Bennett             Director/Trustee   2001    Private Investor; previously, President and Chief Executive           142
10/16/46                                                  Officer, Draper & Kramer, Inc., a private company that
333 W. Wacker Drive                                       handles mortgage banking, real estate development, pension
Chicago, IL 60606                                         advisory and real estate management (1995-1998). Prior
                                                          thereto, Executive Vice President and Chief Credit Officer of
                                                          First Chicago Corporation and its principal subsidiary, The
                                                          First National Bank of Chicago.

------------------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner              Director/Trustee   1997    Private Investor and Management Consultant.                           141
8/22/40
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown              Director/Trustee   1993    Retired (since 1989) as Senior Vice President of The                  141
7/29/34                                                   Northern Trust Company; Director of the United Way of
333 W. Wacker Drive                                       Highland Park-Highwood (since 2002).
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Jack B. Evans                  Director/Trustee   1999    President, The Hall-Perrine Foundation, a private philanthropic       131
10/22/48                                                  corporation (since 1996); Director, Alliant Energy; Director and
333 W. Wacker Drive                                       Vice Chairman, United Fire & Casualty Company; Director,
Chicago, IL 60606                                         Federal Reserve Bank of Chicago; formerly, President and Chief
                                                          Operating Officer, SCI Financial Group, Inc., a regional financial services firm.

------------------------------------------------------------------------------------------------------------------------------------
Anne E. Impellizzeri           Director/Trustee   1994    Retired, formerly, Executive Director (since 1998) of Manitoga/       141
1/26/33                                                   The Russel Wright Design Center; prior thereto, President and
333 W. Wacker Drive                                       Chief Executive Officer of Blanton-Peale Institute (since 1990);
Chicago, IL 60606                                         prior thereto, Vice President, Metropolitan Life Insurance Co.

------------------------------------------------------------------------------------------------------------------------------------
William L. Kissick             Director/Trustee   1992    Professor Emeritus, School of Medicine and the Wharton                131
7/29/32                                                   School of Management and former Chairman, Leonard Davis
333 W. Wacker Drive                                       Institute of Health Economics, University of Pennsylvania;
Chicago, IL 60606                                         Adjunct Professor, Health Policy and Management, Yale University.

------------------------------------------------------------------------------------------------------------------------------------
Thomas E. Leafstrand           Director/Trustee   1992    Retired; previously, Vice President in charge of Municipal            131
11/11/31                                                  Underwriting and Dealer Sales at The Northern Trust
333 W. Wacker Drive                                       Company.
Chicago, IL 60606


                                       76

                                                                                                                          NUMBER OF
                                                                                                                      PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST    PRINCIPAL OCCUPATION(S)                                      FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    INCLUDING OTHER DIRECTORSHIPS                                 OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(2)  DURING PAST 5 YEARS                                     DIRECTOR/TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

DIRECTORS/TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
Peter R. Sawers                Director/Trustee   1991    Adjunct Professor of Business and Economics, University of            141
4/3/33                                                    Dubuque, Iowa; formerly (1991-2000) Adjunct Professor, Lake
333 W. Wacker Drive                                       Forest Graduate School of Management, Lake Forest, Illinois;
Chicago, IL 60606                                         prior thereto, Executive Director, Towers Perrin Australia, a management consulting firm; Chartered Financial Analyst;
                                                          Certified Management Consultant; Director, Executive
                                                          Service Corps of Chicago, a not-for-profit organization.

------------------------------------------------------------------------------------------------------------------------------------
William J. Schneider           Director/Trustee   1997    Senior Partner and Chief Operating Officer, Miller-Valentine          141
9/24/44                                                   Group, Vice President, Miller-Valentine Realty, a construction
333 W. Wacker Drive                                       company; Chair, MiamiValley Hospital; Chair, Dayton
Chicago, IL 60606                                         Development Coalition; formerly, Member, Community
                                                          Advisory Board, National City Bank, Dayton, Ohio and
                                                          Business Advisory Council, Cleveland Federal Reserve Bank.

------------------------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale            Director/Trustee   1997    Executive Director, Gaylord and Dorothy Donnelley Foundation          141
12/29/47                                                  (since 1994); prior thereto, Executive Director, Great Lakes
333 W. Wacker Drive                                       Protection Fund (from 1990 to 1994).
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Sheila W. Wellington           Director/Trustee   1994    President (since 1993) of Catalyst (a not-for-profit organization     131
2/24/32                                                   focusing on women's leadership development in business
333 W. Wacker Drive                                       and the professions).
Chicago, IL 60606



                               POSITION(S)  YEAR FIRST                                                         NUMBER OF PORTFOLIOS
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                   IN FUND COMPLEX
AND ADDRESS                    THE FUNDS    APPOINTED(3)  DURING PAST 5 YEARS                                   OVERSEEN BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman           Chief              1988    Managing Director (since 2002), Assistant Secretary                   142
9/9/56                         Administrative             and Associate General Counsel, formerly, Vice President
333 W. Wacker Drive            Officer                    and Assistant General Counsel of Nuveen Investments, LLC;
Chicago, IL 60606                                         Managing Director (since 2002), General Counsel and
                                                          Assistant Secretary, formerly, Vice President of Nuveen
                                                          Advisory Corp. and Nuveen Institutional Advisory Corp.;
                                                          Managing Director (since 2002), Assistant Secretary and
                                                          Associate General Counsel, formerly, Vice President (since
                                                          2000), of Nuveen Asset Management, Inc.; Assistant
                                                          Secretary of Nuveen Investments, Inc. (since 1994);
                                                          Assistant Secretary of NWQ Investment Management
                                                          Company, LLC (since 2002); Vice President and
                                                          Assistant Secretary of Nuveen Investments Advisers Inc.
                                                          (since 2002); Managing Director, Associate General
                                                          Counsel and Assistant Secretary of Rittenhouse Asset
                                                          Management, Inc. (since May 2003); Chartered
                                                          Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Michael T. Atkinson            Vice President     2000    Vice President (since 2002), formerly, Assistant                      142
2/3/66                         and Assistant              Vice President (since 2000), previously, Associate of
333 W. Wacker Drive            Secretary                  Nuveen Investments, LLC.
Chicago, IL 60606


                                       77


                Directors/Trustees
                       AND OFFICERS (CONTINUED)


                               POSITION(S)  YEAR FIRST                                                         NUMBER OF PORTFOLIOS
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                   IN FUND COMPLEX
AND ADDRESS                    THE FUNDS    APPOINTED(3)  DURING PAST 5 YEARS                                   OVERSEEN BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
Paul L. Brennan                Vice President     1999    Vice President (since 2002), formerly, Assistant                      128
11/10/66                                                  Vice President (since 1997), of Nuveen Advisory Corp.;
333 W. Wacker Drive                                       prior thereto, portfolio manager of Flagship Financial Inc.;
Chicago, IL 60606                                         Chartered Financial Analyst and Certified Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo              Vice President     1999    Vice President of Nuveen Investments, LLC (since 1999),               142
11/28/67                       and Treasurer              prior thereto, Assistant Vice President (since 1997); Vice
333 W. Wacker Drive                                       President and Treasurer of Nuveen Investments, Inc. (since
Chicago, IL 60606                                         1999); Vice President and Treasurer of Nuveen Advisory Corp.
                                                          and Nuveen Institutional Advisory Corp. (since 1999); Vice
                                                          President and Treasurer of Nuveen Asset Management,
                                                          Inc. (since 2002) and of Nuveen Investments Advisers
                                                          Inc. (since 2002); Assistant Treasurer of NWQ Investment
                                                          Management Company, LLC (since 2002); Chartered
                                                          Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Susan M. DeSanto               Vice President     2001    Vice President of Nuveen Advisory Corp. (since 2001);                 142
9/8/54                                                    previously, Vice President of Van Kampen Investment
333 W. Wacker Drive                                       Advisory Corp. (since 1998); Vice President of Nuveen
Chicago, IL 60606                                         Institutional Advisory Corp. (since 2002); prior thereto,
                                                          Assistant Vice President of Van Kampen Investment
                                                          Advisory Corp. (since 1994).

------------------------------------------------------------------------------------------------------------------------------------
Jessica R. Droeger             Vice President     2000    Vice President (since 2002) and Assistant General Counsel             142
9/24/64                        and Secretary              (since 1998); formerly, Assistant Vice President (since 1998)
333 W. Wacker Drive                                       of Nuveen Investments, LLC; Vice President (since 2002)
Chicago, IL 60606                                         and Assistant Secretary (since 1998), formerly Assistant
                                                          Vice President of Nuveen Advisory Corp. and Nuveen
                                                          Institutional Advisory Corp.

------------------------------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson              Vice President     1998    Vice President of Nuveen Investments, LLC; Vice                       142
10/24/45                                                  President (since 1998) of Nuveen Advisory Corp. and
333 W. Wacker Drive                                       Nuveen Institutional Advisory Corp.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
William M. Fitzgerald          Vice President     1995    Managing Director (since 2002) of Nuveen Investments,                 142
3/2/64                                                    LLC; Managing Director (since 2001), formerly Vice
333 W. Wacker Drive                                       President of Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                         Institutional Advisory Corp. (since 1995); Managing
                                                          Director of Nuveen Asset Management, Inc. (since 2001);
                                                          Vice President of Nuveen Investment Advisers Inc.
                                                          (since 2002); Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Stephen D. Foy                 Vice President     1998    Vice President (since 1993) and Funds Controller (since               142
5/31/54                        and Controller             1998) of Nuveen Investments, LLC and Vice President and
333 W. Wacker Drive                                       Funds Controller (since 1998) of Nuveen Investments, Inc.;
Chicago, IL 60606                                         Certified Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
J. Thomas Futrell              Vice President     1988    Vice President of Nuveen Advisory Corp.;                              128
7/5/55                                                    Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Steven J. Krupa                Vice President     1990    Vice President of Nuveen Advisory Corp.                               128
8/21/57
333 W. Wacker Drive
Chicago, IL 60606


                                       78

                               POSITION(S)  YEAR FIRST                                                         NUMBER OF PORTFOLIOS
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                   IN FUND COMPLEX
AND ADDRESS                    THE FUNDS    APPOINTED(3)  DURING PAST 5 YEARS                                   OVERSEEN BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
David J. Lamb                  Vice President     2000    Vice President (since 2000) of Nuveen Investments, LLC,               142
3/22/63                                                   previously Assistant Vice President (since 1999); prior
333 W. Wacker Drive                                       thereto, Associate of Nuveen Investments, LLC; Certified
Chicago, IL 60606                                         Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
Tina M. Lazar                  Vice President     2002    Vice President (since 1999), previously, Assistant Vice               142
8/27/61                                                   President (since 1993) of Nuveen Investments, LLC.
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Larry W. Martin                Vice President     1988    Vice President, Assistant Secretary and Assistant General             142
7/27/51                        and Assistant              Counsel of Nuveen Investments, LLC; Vice President and
333 W. Wacker Drive            Secretary                  Assistant Secretary of Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                         Institutional Advisory Corp.; Assistant Secretary of Nuveen
                                                          Investments, Inc. and (since 1997) Nuveen Asset Management,
                                                          Inc.; Vice President (since 2000), Assistant Secretary and
                                                          Assistant General Counsel (since 1998) of Rittenhouse Asset
                                                          Management, Inc.; Vice President and Assistant Secretary of
                                                          Nuveen Investments Advisers Inc. (since 2002); Assistant
                                                          Secretary of NWQ Investment Management Company, LLC
                                                          (since 2002).

------------------------------------------------------------------------------------------------------------------------------------
John V. Miller                 Vice President     2003    Vice President (since 2003), previously, Assistant                    128
4/10/67                                                   Vice President (since 1999), prior thereto, credit
333 W. Wacker Drive                                       analyst (since 1996) of Nuveen Advisory Corp.;
Chicago, IL 60606                                         Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Edward F. Neild, IV            Vice President     1996    Managing Director (since 2002) of Nuveen Investments,                 142
7/7/65                                                    LLC; Managing Director (since 1997), formerly Vice
333 W. Wacker Drive                                       President (since 1996) of Nuveen Advisory Corp. and
Chicago, IL 60606                                         Nuveen Institutional Advisory Corp.; Managing Director
                                                          of Nuveen Asset Management, Inc. (since 1999).
                                                          Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Thomas J. O'Shaughnessy        Vice President     1999    Vice President (since 2002), formerly, Assistant                      128
9/4/60                                                    Vice President (since 1998), of Nuveen Advisory Corp.;
333 W. Wacker Drive                                       prior thereto, portfolio manager.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Daniel S. Solender             Vice President     2003    Vice President of Nuveen Advisory Corp. (since 2003);                 128
10/27/65                                                  previously, Principal and portfolio manager with The Vanguard
333 W. Wacker Drive                                       Group (1999-2003); prior thereto, Assistant Vice President
Chicago, IL 60606                                         of the Nuveen Advisory Corp.; Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Thomas C. Spalding             Vice President     1982    Vice President of Nuveen Advisory Corp. and Nuveen                    128
7/31/51                                                   Institutional Advisory Corp.; Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606


(1) Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and trustee of the Adviser.

(2) Directors/Trustees serve a one-year term until his/her successor is elected. The year first elected or appointed represents the year in which the Director/Trustee was first elected or appointed to any fund in the Nuveen Complex.

(3) Officers serve a one-year term through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.

                Build Your Wealth
                       AUTOMATICALLY



Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.


NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

                Fund
                  INFORMATION



BOARD OF DIRECTORS/TRUSTEES
William E. Bennett
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
Anne E. Impellizzeri
William L. Kissick
Thomas E. Leafstrand
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Sheila W. Wellington

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL


PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling Nuveen Investments at (800) 257-8787; and (ii) on the Commission's website at http://www.sec.gov.

POLICY CHANGE

On November 14, 2002, the Board adopted a policy that allows each Fund, in addition to investments in municipal bonds, to invest up to 5% of its net assets (including assets attributable to preferred shares, if any) in tax-exempt or taxable fixed-income securities or equity securities for the purpose of acquiring control of an issuer whose municipal bonds (a) the Fund already owns and (b) have deteriorated or are expected shortly to deteriorate significantly in credit quality, provided Nuveen Advisory determines that such investment should enable the Fund to better maximize the value of its existing investment in such issuer. This policy is a non-fundamental policy of each Fund which means that it can be changed at any time by the Board of Trustees without vote of the shareholders.

GLOSSARY OF TERMS USED IN THIS REPORT

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Leverage-Adjusted Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current market price.

Net Asset Value (NAV): A fund's NAV is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

---------

Each Fund intends to repurchase shares of its own common or preferred stock, where applicable, in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the fiscal year ended October 31, 2003. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

                Serving Investors
                           FOR GENERATIONS



Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

Managing $90 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at
(800) 257-8787. Please read the information carefully before you invest.


Distributed by

NUVEEN INVESTMENTS, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 | www.nuveen.com



                                                                     EAN-B-1003D

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The registrant has posted such code of ethics on its website at www.nuveen.com/etf.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that the registrant has at least one "audit committee financial expert" (as defined in Item 3 of Form N-CSR) serving on its audit committee. The registrant's audit committee financial expert is William E. Bennett, who is "independent" for purposes of
Item 3 of Form N-CSR.

Mr. Bennett was formerly Executive Vice President and Chief Credit Officer of First Chicago Corporation and its principal subsidary, The First National Bank of Chicago. As part of his role as Chief Credit Officer, Mr. Bennett set policy as to accrual of assets/loans; designated performing/non-performing assets; set the level of reserves against the credit portfolio; and determined the carrying value of credit related assets and exposure. Among other things, Mr. Bennett was also responsible for the oversight of the internal analysis function including setting ground rules for the review and preparation of financial analysis and financial statements for use in making credit and risk decisions for clients. Mr. Bennett has significant experience reviewing, analyzing and evaluating financial statements of domestic and international companies in a variety of industries with complex accounting issues.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

In the rare event that a municipal issuer held by the Fund were to issue a proxy or that the Fund were to receive a proxy issued by a cash management security, Nuveen Advisory Corp. (the "Adviser") would either engage an independent third party to determine how the proxy should be voted or vote the proxy with the consent, or based on the instructions, of the Fund's Board of Directors or Trustees or its representative. In the case of a conflict of interest, the proxy would be submitted to the applicable Fund's Board to determine how the proxy should be voted. A member of the Adviser's legal department would oversee the administration of the voting, and ensure that records were maintained in accordance with Rule 204-2(c)(2) under the Investment Advisers Act of 1940 (17 CFR 275.204-2(c)(2)), reports were filed with the SEC on Form N-PX, and the results were provided to the Board of Directors or Trustees and made available to shareholders as required by applicable rules.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because posted on registrant's website at www.nuveen.com/etf.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Dividend Advantage Municipal Fund 2
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: January 8, 2004
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date: January 8, 2004
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date: January 8, 2004
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.